UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09521
AMG Funds
(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901
(Address of principal executive offices)  (Zip code)

AMG Funds LLC
680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901
(Name and address of agent for service)

Registrant's telephone number, including area code:
(203) 299-3500
Date of fiscal year end:
December 31
Date of reporting period:
January 01, 2025 - June 30, 2025
(Semi-Annual Shareholder Report)
Item 1. Reports to Shareholders
(a)

AMG GW&K Municipal Bond Fund
Class N/GWMTX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG GW&K Municipal Bond Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Bond Fund (Class N/GWMTX)	$36	0.72%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$927,463,116
Total number of portfolio holdings	216
Net advisory fees paid	$674,088
Portfolio turnover rate as of the end of the reporting period	28%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/42	1.3%
Great Lakes Water Authority Sewage Disposal System Revenue, Series B, 5.000%, 07/01/34	1.2%
State of Illinois, Series B, 5.000%, 05/01/34	1.1%
Iowa Finance Authority, State Revolving Fund Green Bond, 5.000%, 08/01/30	1.1%
New York Transportation Development Corp., 5.000%, 12/01/36	1.1%
State Board of Administration Finance Corp., Series A, 5.526%, 07/01/34	1.1%
Chicago O'Hare International Airport, Senior Lien, Series A, Revenue, 5.000%, 01/01/36	1.1%
Florida Development Finance Corp., Revenue, 4.000%, 11/15/33	1.1%
New York State Dormitory Authority, Series A, 5.000%, 03/15/41	1.1%
Illinois State Toll Highway Authority, Senior Revenue, Series A, Revenue, 5.000%, 12/01/31	1.1%
Top Ten as a Group	11.3%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR025S

AMG GW&K Municipal Bond Fund
Class I/GWMIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG GW&K Municipal Bond Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Bond Fund (Class I/GWMIX)	$19	0.39%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$927,463,116
Total number of portfolio holdings	216
Net advisory fees paid	$674,088
Portfolio turnover rate as of the end of the reporting period	28%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/42	1.3%
Great Lakes Water Authority Sewage Disposal System Revenue, Series B, 5.000%, 07/01/34	1.2%
State of Illinois, Series B, 5.000%, 05/01/34	1.1%
Iowa Finance Authority, State Revolving Fund Green Bond, 5.000%, 08/01/30	1.1%
New York Transportation Development Corp., 5.000%, 12/01/36	1.1%
State Board of Administration Finance Corp., Series A, 5.526%, 07/01/34	1.1%
Chicago O'Hare International Airport, Senior Lien, Series A, Revenue, 5.000%, 01/01/36	1.1%
Florida Development Finance Corp., Revenue, 4.000%, 11/15/33	1.1%
New York State Dormitory Authority, Series A, 5.000%, 03/15/41	1.1%
Illinois State Toll Highway Authority, Senior Revenue, Series A, Revenue, 5.000%, 12/01/31	1.1%
Top Ten as a Group	11.3%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR024S

AMG GW&K Municipal Enhanced SMA Shares
MESHX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG GW&K Municipal Enhanced SMA Shares (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced SMA Shares (MESHX)	$0	0.00%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$206,665,050
Total number of portfolio holdings	140
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	21%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.4%
County of Jefferson Sewer Revenue, 5.500%, 10/01/53	2.3%
Pennsylvania Higher Educational Facilities Authority, Series B2, 5.000%, 11/01/54	2.2%
Pennsylvania Economic Development Financing Authority, 5.000%, 12/31/57	1.9%
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	1.9%
Massachusetts Development Finance Agency, 5.250%, 07/01/52	1.8%
Massachusetts Development Finance Agency, 5.250%, 07/01/55	1.7%
Orange County Health Facilities Authority, Series A, 5.250%, 10/01/56	1.7%
Metropolitan Transportation Authority, Series 1, 4.750%, 11/15/45	1.7%
Columbus Regional Airport Authority, Series A, 5.500%, 01/01/55	1.5%
Top Ten as a Group	19.1%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR026S

AMG GW&K Municipal Enhanced Yield Fund
Class N/GWMNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG GW&K Municipal Enhanced Yield Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced Yield Fund (Class N/GWMNX)	$48	0.99%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$166,728,603
Total number of portfolio holdings	83
Net advisory fees paid	$302,794
Portfolio turnover rate as of the end of the reporting period	20%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	3.9%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	3.8%
Richland County School District No 2, Series A, 1.875%, 03/01/38	3.1%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	3.0%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.9%
City of Chattanooga Electric, 2.000%, 09/01/40	2.8%
New York Transportation Development Corp., 4.000%, 04/30/53	2.8%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.7%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.5%
New York Transportation Development Corp., 5.625%, 04/01/40	2.5%
Top Ten as a Group	30.0%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR028S

AMG GW&K Municipal Enhanced Yield Fund
Class I/GWMEX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG GW&K Municipal Enhanced Yield Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced Yield Fund (Class I/GWMEX)	$31	0.64%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$166,728,603
Total number of portfolio holdings	83
Net advisory fees paid	$302,794
Portfolio turnover rate as of the end of the reporting period	20%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	3.9%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	3.8%
Richland County School District No 2, Series A, 1.875%, 03/01/38	3.1%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	3.0%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.9%
City of Chattanooga Electric, 2.000%, 09/01/40	2.8%
New York Transportation Development Corp., 4.000%, 04/30/53	2.8%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.7%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.5%
New York Transportation Development Corp., 5.625%, 04/01/40	2.5%
Top Ten as a Group	30.0%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR027S

AMG GW&K Municipal Enhanced Yield Fund
Class Z/GWMZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG GW&K Municipal Enhanced Yield Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced Yield Fund (Class Z/GWMZX)	$29	0.59%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$166,728,603
Total number of portfolio holdings	83
Net advisory fees paid	$302,794
Portfolio turnover rate as of the end of the reporting period	20%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	3.9%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	3.8%
Richland County School District No 2, Series A, 1.875%, 03/01/38	3.1%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	3.0%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.9%
City of Chattanooga Electric, 2.000%, 09/01/40	2.8%
New York Transportation Development Corp., 4.000%, 04/30/53	2.8%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.7%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.5%
New York Transportation Development Corp., 5.625%, 04/01/40	2.5%
Top Ten as a Group	30.0%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR029S

AMG GW&K Securitized Bond SMA Shares
GWSBX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG GW&K Securitized Bond SMA Shares (the “Fund”) for the period of June 12, 2025 (commencement of operations) to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Securitized Bond SMA Shares (GWSBX)	$0	0.00%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$111,086,743
Total number of portfolio holdings	65
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	5%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
FHLMC, 5.500%, 02/01/54	4.4%
FNMA, 5.000%, 01/01/53	4.3%
FHLMC, 3.500%, 06/01/49	4.3%
Freddie Mac Multifamily Structured Pass Through Certificates, Class A2, 1.658%, 12/25/30	3.9%
FNMA, 2.500%, 11/01/51	3.7%
FNMA, 4.000%, 06/01/53	3.7%
FHLMC, 6.000%, 10/01/53	3.7%
FNMA, 5.500%, 07/01/53	3.7%
Freddie Mac Multifamily Structured Pass Through Certificates, Class A2, 4.500%, 07/25/33	3.6%
U.S. Treasury Notes, 4.250%, 11/15/34	3.5%
Top Ten as a Group	38.8%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR101S

AMG GW&K Small Cap Core Fund
Class N/GWETX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG GW&K Small Cap Core Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Core Fund (Class N/GWETX)	$63	1.29%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$586,249,416
Total number of portfolio holdings	92
Net advisory fees paid	$2,111,207
Portfolio turnover rate as of the end of the reporting period	8%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.4%
Sterling Infrastructure, Inc.	2.4%
SPX Technologies, Inc.	2.2%
RBC Bearings, Inc.	2.1%
Houlihan Lokey, Inc.	1.7%
Intapp, Inc.	1.7%
Texas Roadhouse, Inc.	1.6%
Silgan Holdings, Inc.	1.6%
STAG Industrial, Inc., REIT	1.6%
CBIZ, Inc.	1.6%
Top Ten as a Group	18.9%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR031S

AMG GW&K Small Cap Core Fund
Class I/GWEIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG GW&K Small Cap Core Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Core Fund (Class I/GWEIX)	$46	0.94%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$586,249,416
Total number of portfolio holdings	92
Net advisory fees paid	$2,111,207
Portfolio turnover rate as of the end of the reporting period	8%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.4%
Sterling Infrastructure, Inc.	2.4%
SPX Technologies, Inc.	2.2%
RBC Bearings, Inc.	2.1%
Houlihan Lokey, Inc.	1.7%
Intapp, Inc.	1.7%
Texas Roadhouse, Inc.	1.6%
Silgan Holdings, Inc.	1.6%
STAG Industrial, Inc., REIT	1.6%
CBIZ, Inc.	1.6%
Top Ten as a Group	18.9%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR030S

AMG GW&K Small Cap Core Fund
Class Z/GWEZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG GW&K Small Cap Core Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Core Fund (Class Z/GWEZX)	$43	0.89%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$586,249,416
Total number of portfolio holdings	92
Net advisory fees paid	$2,111,207
Portfolio turnover rate as of the end of the reporting period	8%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.4%
Sterling Infrastructure, Inc.	2.4%
SPX Technologies, Inc.	2.2%
RBC Bearings, Inc.	2.1%
Houlihan Lokey, Inc.	1.7%
Intapp, Inc.	1.7%
Texas Roadhouse, Inc.	1.6%
Silgan Holdings, Inc.	1.6%
STAG Industrial, Inc., REIT	1.6%
CBIZ, Inc.	1.6%
Top Ten as a Group	18.9%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR032S

AMG GW&K Small Cap Value Fund
Class N/SKSEX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG GW&K Small Cap Value Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Value Fund (Class N/SKSEX)	$55	1.14%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$199,455,079
Total number of portfolio holdings	88
Net advisory fees paid	$665,668
Portfolio turnover rate as of the end of the reporting period	15%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
TTM Technologies, Inc.	2.7%
Federal Agricultural Mortgage Corp., Class C	2.3%
Integer Holdings Corp.	2.2%
Solaris Energy Infrastructure, Inc., Class A	2.1%
Ameris Bancorp	2.0%
Independence Realty Trust, Inc., REIT	2.0%
Selective Insurance Group, Inc.	2.0%
International Bancshares Corp.	1.9%
IMAX Corp. (Canada)	1.8%
Group 1 Automotive, Inc.	1.8%
Top Ten as a Group	20.8%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR034S

AMG GW&K Small Cap Value Fund
Class I/SKSIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG GW&K Small Cap Value Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Value Fund (Class I/SKSIX)	$45	0.94%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$199,455,079
Total number of portfolio holdings	88
Net advisory fees paid	$665,668
Portfolio turnover rate as of the end of the reporting period	15%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
TTM Technologies, Inc.	2.7%
Federal Agricultural Mortgage Corp., Class C	2.3%
Integer Holdings Corp.	2.2%
Solaris Energy Infrastructure, Inc., Class A	2.1%
Ameris Bancorp	2.0%
Independence Realty Trust, Inc., REIT	2.0%
Selective Insurance Group, Inc.	2.0%
International Bancshares Corp.	1.9%
IMAX Corp. (Canada)	1.8%
Group 1 Automotive, Inc.	1.8%
Top Ten as a Group	20.8%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR033S

AMG GW&K Small Cap Value Fund
Class Z/SKSZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG GW&K Small Cap Value Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Value Fund (Class Z/SKSZX)	$43	0.89%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$199,455,079
Total number of portfolio holdings	88
Net advisory fees paid	$665,668
Portfolio turnover rate as of the end of the reporting period	15%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
TTM Technologies, Inc.	2.7%
Federal Agricultural Mortgage Corp., Class C	2.3%
Integer Holdings Corp.	2.2%
Solaris Energy Infrastructure, Inc., Class A	2.1%
Ameris Bancorp	2.0%
Independence Realty Trust, Inc., REIT	2.0%
Selective Insurance Group, Inc.	2.0%
International Bancshares Corp.	1.9%
IMAX Corp. (Canada)	1.8%
Group 1 Automotive, Inc.	1.8%
Top Ten as a Group	20.8%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR035S

AMG GW&K Small/Mid Cap Core Fund
Class N/GWGVX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG GW&K Small/Mid Cap Core Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Core Fund (Class N/GWGVX)	$52	1.07%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$758,986,647
Total number of portfolio holdings	91
Net advisory fees paid	$2,341,049
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
API Group Corp.	2.3%
CyberArk Software, Ltd. (Israel)	2.3%
Comfort Systems USA, Inc.	2.1%
Performance Food Group Co.	2.0%
Piper Sandler Cos.	1.9%
Texas Roadhouse, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
RBC Bearings, Inc.	1.9%
Gates Industrial Corp. PLC	1.8%
Federal Signal Corp.	1.8%
Top Ten as a Group	19.9%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR037S

AMG GW&K Small/Mid Cap Core Fund
Class I/GWGIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG GW&K Small/Mid Cap Core Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Core Fund (Class I/GWGIX)	$42	0.87%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$758,986,647
Total number of portfolio holdings	91
Net advisory fees paid	$2,341,049
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
API Group Corp.	2.3%
CyberArk Software, Ltd. (Israel)	2.3%
Comfort Systems USA, Inc.	2.1%
Performance Food Group Co.	2.0%
Piper Sandler Cos.	1.9%
Texas Roadhouse, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
RBC Bearings, Inc.	1.9%
Gates Industrial Corp. PLC	1.8%
Federal Signal Corp.	1.8%
Top Ten as a Group	19.9%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR036S

AMG GW&K Small/Mid Cap Core Fund
Class Z/GWGZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG GW&K Small/Mid Cap Core Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Core Fund (Class Z/GWGZX)	$40	0.82%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$758,986,647
Total number of portfolio holdings	91
Net advisory fees paid	$2,341,049
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
API Group Corp.	2.3%
CyberArk Software, Ltd. (Israel)	2.3%
Comfort Systems USA, Inc.	2.1%
Performance Food Group Co.	2.0%
Piper Sandler Cos.	1.9%
Texas Roadhouse, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
RBC Bearings, Inc.	1.9%
Gates Industrial Corp. PLC	1.8%
Federal Signal Corp.	1.8%
Top Ten as a Group	19.9%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR038S

AMG Renaissance Large Cap Growth Fund
Class N/MRLTX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG Renaissance Large Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Renaissance Large Cap Growth Fund (Class N/MRLTX)	$51	1.00%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$138,379,377
Total number of portfolio holdings	57
Net advisory fees paid	$246,165
Portfolio turnover rate as of the end of the reporting period	23%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	3.2%
Apple, Inc.	2.9%
Meta Platforms, Inc., Class A	2.8%
Amazon.com, Inc.	2.7%
Broadcom, Inc.	2.5%
Netflix, Inc.	2.4%
Amphenol Corp., Class A	2.2%
Alphabet, Inc., Class A	2.2%
Jabil, Inc.	2.1%
Royal Caribbean Cruises, Ltd.	2.0%
Top Ten as a Group	25.0%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR046S

AMG Renaissance Large Cap Growth Fund
Class I/MRLSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG Renaissance Large Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Renaissance Large Cap Growth Fund (Class I/MRLSX)	$37	0.73%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$138,379,377
Total number of portfolio holdings	57
Net advisory fees paid	$246,165
Portfolio turnover rate as of the end of the reporting period	23%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	3.2%
Apple, Inc.	2.9%
Meta Platforms, Inc., Class A	2.8%
Amazon.com, Inc.	2.7%
Broadcom, Inc.	2.5%
Netflix, Inc.	2.4%
Amphenol Corp., Class A	2.2%
Alphabet, Inc., Class A	2.2%
Jabil, Inc.	2.1%
Royal Caribbean Cruises, Ltd.	2.0%
Top Ten as a Group	25.0%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR045S

AMG Renaissance Large Cap Growth Fund
Class Z/MRLIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG Renaissance Large Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Renaissance Large Cap Growth Fund (Class Z/MRLIX)	$34	0.66%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$138,379,377
Total number of portfolio holdings	57
Net advisory fees paid	$246,165
Portfolio turnover rate as of the end of the reporting period	23%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	3.2%
Apple, Inc.	2.9%
Meta Platforms, Inc., Class A	2.8%
Amazon.com, Inc.	2.7%
Broadcom, Inc.	2.5%
Netflix, Inc.	2.4%
Amphenol Corp., Class A	2.2%
Alphabet, Inc., Class A	2.2%
Jabil, Inc.	2.1%
Royal Caribbean Cruises, Ltd.	2.0%
Top Ten as a Group	25.0%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR047S

AMG TimesSquare International Small Cap Fund
Class N/TCMPX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG TimesSquare International Small Cap Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare International Small Cap Fund (Class N/TCMPX)	$73	1.30%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$127,476,525
Total number of portfolio holdings	84
Net advisory fees paid	$383,040
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Azbil Corp. (Japan)	2.7%
Sopra Steria Group (France)	2.6%
KDX Realty Investment Corp., REIT (Japan)	2.5%
Daiei Kankyo Co., Ltd. (Japan)	2.4%
Organo Corp. (Japan)	2.4%
Alm Brand A/S (Denmark)	2.4%
Greencore Group PLC (Ireland)	2.1%
Siegfried Holding AG (Switzerland)	2.1%
ABC-Mart, Inc. (Japan)	2.0%
Piraeus Financial Holdings, S.A. (Greece)	2.0%
Top Ten as a Group	23.2%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR075S

AMG TimesSquare International Small Cap Fund
Class I/TQTIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG TimesSquare International Small Cap Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare International Small Cap Fund (Class I/TQTIX)	$62	1.10%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$127,476,525
Total number of portfolio holdings	84
Net advisory fees paid	$383,040
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Azbil Corp. (Japan)	2.7%
Sopra Steria Group (France)	2.6%
KDX Realty Investment Corp., REIT (Japan)	2.5%
Daiei Kankyo Co., Ltd. (Japan)	2.4%
Organo Corp. (Japan)	2.4%
Alm Brand A/S (Denmark)	2.4%
Greencore Group PLC (Ireland)	2.1%
Siegfried Holding AG (Switzerland)	2.1%
ABC-Mart, Inc. (Japan)	2.0%
Piraeus Financial Holdings, S.A. (Greece)	2.0%
Top Ten as a Group	23.2%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR074S

AMG TimesSquare International Small Cap Fund
Class Z/TCMIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG TimesSquare International Small Cap Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare International Small Cap Fund (Class Z/TCMIX)	$59	1.05%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$127,476,525
Total number of portfolio holdings	84
Net advisory fees paid	$383,040
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Azbil Corp. (Japan)	2.7%
Sopra Steria Group (France)	2.6%
KDX Realty Investment Corp., REIT (Japan)	2.5%
Daiei Kankyo Co., Ltd. (Japan)	2.4%
Organo Corp. (Japan)	2.4%
Alm Brand A/S (Denmark)	2.4%
Greencore Group PLC (Ireland)	2.1%
Siegfried Holding AG (Switzerland)	2.1%
ABC-Mart, Inc. (Japan)	2.0%
Piraeus Financial Holdings, S.A. (Greece)	2.0%
Top Ten as a Group	23.2%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR076S

AMG TimesSquare Mid Cap Growth Fund
Class N/TMDPX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG TimesSquare Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Mid Cap Growth Fund (Class N/TMDPX)	$54	1.05%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$1,596,496,981
Total number of portfolio holdings	80
Net advisory fees paid	$4,754,683
Portfolio turnover rate as of the end of the reporting period	22%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
EMCOR Group, Inc.	3.0%
Cencora, Inc.	2.8%
HubSpot, Inc.	2.6%
Veeva Systems, Inc., Class A	2.6%
Cheniere Energy, Inc.	2.5%
Verisk Analytics, Inc.	2.4%
Axon Enterprise, Inc.	2.2%
IDEXX Laboratories, Inc.	2.2%
Monolithic Power Systems, Inc.	2.2%
CyberArk Software, Ltd. (Israel)	2.1%
Top Ten as a Group	24.6%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR078S

AMG TimesSquare Mid Cap Growth Fund
Class I/TQMIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG TimesSquare Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Mid Cap Growth Fund (Class I/TQMIX)	$47	0.90%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$1,596,496,981
Total number of portfolio holdings	80
Net advisory fees paid	$4,754,683
Portfolio turnover rate as of the end of the reporting period	22%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
EMCOR Group, Inc.	3.0%
Cencora, Inc.	2.8%
HubSpot, Inc.	2.6%
Veeva Systems, Inc., Class A	2.6%
Cheniere Energy, Inc.	2.5%
Verisk Analytics, Inc.	2.4%
Axon Enterprise, Inc.	2.2%
IDEXX Laboratories, Inc.	2.2%
Monolithic Power Systems, Inc.	2.2%
CyberArk Software, Ltd. (Israel)	2.1%
Top Ten as a Group	24.6%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR077S

AMG TimesSquare Mid Cap Growth Fund
Class Z/TMDIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG TimesSquare Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Mid Cap Growth Fund (Class Z/TMDIX)	$44	0.85%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$1,596,496,981
Total number of portfolio holdings	80
Net advisory fees paid	$4,754,683
Portfolio turnover rate as of the end of the reporting period	22%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
EMCOR Group, Inc.	3.0%
Cencora, Inc.	2.8%
HubSpot, Inc.	2.6%
Veeva Systems, Inc., Class A	2.6%
Cheniere Energy, Inc.	2.5%
Verisk Analytics, Inc.	2.4%
Axon Enterprise, Inc.	2.2%
IDEXX Laboratories, Inc.	2.2%
Monolithic Power Systems, Inc.	2.2%
CyberArk Software, Ltd. (Israel)	2.1%
Top Ten as a Group	24.6%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR079S

AMG TimesSquare Small Cap Growth Fund
Class N/TSCPX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG TimesSquare Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Small Cap Growth Fund (Class N/TSCPX)	$56	1.13%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$114,013,965
Total number of portfolio holdings	86
Net advisory fees paid	$365,638
Portfolio turnover rate as of the end of the reporting period	35%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	2.9%
JFrog, Ltd.	2.8%
Casella Waste Systems, Inc., Class A	2.6%
Regal Rexnord Corp.	2.4%
Victory Capital Holdings, Inc., Class A	2.2%
Esab Corp.	2.0%
iShares Russell 2000 Growth ETF	2.0%
Addus HomeCare Corp.	2.0%
Safety Insurance Group, Inc.	2.0%
Insmed, Inc.	1.9%
Top Ten as a Group	22.8%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR081S

AMG TimesSquare Small Cap Growth Fund
Class I/TSQIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG TimesSquare Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Small Cap Growth Fund (Class I/TSQIX)	$49	0.99%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$114,013,965
Total number of portfolio holdings	86
Net advisory fees paid	$365,638
Portfolio turnover rate as of the end of the reporting period	35%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	2.9%
JFrog, Ltd.	2.8%
Casella Waste Systems, Inc., Class A	2.6%
Regal Rexnord Corp.	2.4%
Victory Capital Holdings, Inc., Class A	2.2%
Esab Corp.	2.0%
iShares Russell 2000 Growth ETF	2.0%
Addus HomeCare Corp.	2.0%
Safety Insurance Group, Inc.	2.0%
Insmed, Inc.	1.9%
Top Ten as a Group	22.8%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR080S

AMG TimesSquare Small Cap Growth Fund
Class Z/TSCIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG TimesSquare Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Small Cap Growth Fund (Class Z/TSCIX)	$46	0.93%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$114,013,965
Total number of portfolio holdings	86
Net advisory fees paid	$365,638
Portfolio turnover rate as of the end of the reporting period	35%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	2.9%
JFrog, Ltd.	2.8%
Casella Waste Systems, Inc., Class A	2.6%
Regal Rexnord Corp.	2.4%
Victory Capital Holdings, Inc., Class A	2.2%
Esab Corp.	2.0%
iShares Russell 2000 Growth ETF	2.0%
Addus HomeCare Corp.	2.0%
Safety Insurance Group, Inc.	2.0%
Insmed, Inc.	1.9%
Top Ten as a Group	22.8%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR082S

AMG Yacktman Focused Fund
Class N/YAFFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG Yacktman Focused Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Focused Fund (Class N/YAFFX)	$65	1.26%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$2,615,782,769
Total number of portfolio holdings	49
Net advisory fees paid	$11,429,770
Portfolio turnover rate as of the end of the reporting period	1%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd., 2.870% (South Korea)	12.5%
Bolloré SE (France)	9.9%
Canadian Natural Resources, Ltd. (Canada)	8.4%
Microsoft Corp.	4.4%
Hyundai Mobis Co., Ltd. (South Korea)	3.6%
U-Haul Holding Co., Non-Voting Shares	3.4%
KT&G Corp. (South Korea)	3.2%
The Charles Schwab Corp.	3.1%
Fox Corp., Class B	3.1%
Hyundai Motor Co., 7.940% (South Korea)	2.8%
Top Ten as a Group	54.4%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR091S

AMG Yacktman Focused Fund
Class I/YAFIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG Yacktman Focused Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Focused Fund (Class I/YAFIX)	$56	1.08%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$2,615,782,769
Total number of portfolio holdings	49
Net advisory fees paid	$11,429,770
Portfolio turnover rate as of the end of the reporting period	1%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd., 2.870% (South Korea)	12.5%
Bolloré SE (France)	9.9%
Canadian Natural Resources, Ltd. (Canada)	8.4%
Microsoft Corp.	4.4%
Hyundai Mobis Co., Ltd. (South Korea)	3.6%
U-Haul Holding Co., Non-Voting Shares	3.4%
KT&G Corp. (South Korea)	3.2%
The Charles Schwab Corp.	3.1%
Fox Corp., Class B	3.1%
Hyundai Motor Co., 7.940% (South Korea)	2.8%
Top Ten as a Group	54.4%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR090S

AMG Yacktman Fund
Class I/YACKX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG Yacktman Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Fund (Class I/YACKX)	$36	0.71%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$6,719,854,242
Total number of portfolio holdings	62
Net advisory fees paid	$14,532,595
Portfolio turnover rate as of the end of the reporting period	1%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Bolloré SE (France)	8.3%
Samsung Electronics Co., Ltd., 2.870% (South Korea)	6.4%
Canadian Natural Resources, Ltd. (Canada)	5.3%
Microsoft Corp.	4.8%
The Charles Schwab Corp.	3.7%
Hyundai Mobis Co., Ltd. (South Korea)	3.2%
The Procter & Gamble Co.	2.9%
Cognizant Technology Solutions Corp., Class A	2.4%
U-Haul Holding Co., Non-Voting Shares	2.4%
Reliance, Inc.	2.4%
Top Ten as a Group	41.8%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR092S

AMG Yacktman Global Fund
Class N/YFSNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG Yacktman Global Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Global Fund (Class N/YFSNX)	$61	1.13%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$168,285,049
Total number of portfolio holdings	58
Net advisory fees paid	$484,729
Portfolio turnover rate as of the end of the reporting period	4%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Bolloré SE (France)	9.7%
Samsung Electronics Co., Ltd., 2.870% (South Korea)	9.6%
HI-LEX Corp. (Japan)	5.7%
Canadian Natural Resources, Ltd. (Canada)	5.2%
Cie de L'Odet SE (France)	4.7%
Hyundai Mobis Co., Ltd. (South Korea)	4.4%
Total Energy Services, Inc. (Canada)	4.3%
LG H&H Co., Ltd., 2.720% (South Korea)	3.8%
Samsung C&T Corp. (South Korea)	3.6%
Hyundai Motor Co., 7.940% (South Korea)	3.1%
Top Ten as a Group	54.1%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR094S

AMG Yacktman Global Fund
Class I/YFSIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG Yacktman Global Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Global Fund (Class I/YFSIX)	$50	0.93%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$168,285,049
Total number of portfolio holdings	58
Net advisory fees paid	$484,729
Portfolio turnover rate as of the end of the reporting period	4%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Bolloré SE (France)	9.7%
Samsung Electronics Co., Ltd., 2.870% (South Korea)	9.6%
HI-LEX Corp. (Japan)	5.7%
Canadian Natural Resources, Ltd. (Canada)	5.2%
Cie de L'Odet SE (France)	4.7%
Hyundai Mobis Co., Ltd. (South Korea)	4.4%
Total Energy Services, Inc. (Canada)	4.3%
LG H&H Co., Ltd., 2.720% (South Korea)	3.8%
Samsung C&T Corp. (South Korea)	3.6%
Hyundai Motor Co., 7.940% (South Korea)	3.1%
Top Ten as a Group	54.1%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR093S

AMG Yacktman Special Opportunities Fund
Class I/YASSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG Yacktman Special Opportunities Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Special Opportunities Fund (Class I/YASSX)	$52	1.00%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$28,221,957
Total number of portfolio holdings	46
Net advisory fees paid	$47,931
Portfolio turnover rate as of the end of the reporting period	2%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Omni Bridgeway, Ltd. (Australia)	7.4%
Arrow Exploration Corp. (Canada)	6.4%
Total Energy Services, Inc. (Canada)	5.6%
Italian Wine Brands S.p.A. (Italy)	5.3%
Macfarlane Group PLC (United Kingdom)	5.2%
Legacy Housing Corp. (United States)	4.8%
Fila S.p.A. (Italy)	4.4%
Brickability Group PLC (United Kingdom)	4.3%
Texhong International Group, Ltd. (Hong Kong)	4.0%
U-Haul Holding Co., Non-Voting Shares (United States)	3.9%
Top Ten as a Group	51.3%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR095S

AMG Yacktman Special Opportunities Fund
Class Z/YASLX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about AMG Yacktman Special Opportunities Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Special Opportunities Fund (Class Z/YASLX)	$47	0.90%
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$28,221,957
Total number of portfolio holdings	46
Net advisory fees paid	$47,931
Portfolio turnover rate as of the end of the reporting period	2%
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Omni Bridgeway, Ltd. (Australia)	7.4%
Arrow Exploration Corp. (Canada)	6.4%
Total Energy Services, Inc. (Canada)	5.6%
Italian Wine Brands S.p.A. (Italy)	5.3%
Macfarlane Group PLC (United Kingdom)	5.2%
Legacy Housing Corp. (United States)	4.8%
Fila S.p.A. (Italy)	4.4%
Brickability Group PLC (United Kingdom)	4.3%
Texhong International Group, Ltd. (Hong Kong)	4.0%
U-Haul Holding Co., Non-Voting Shares (United States)	3.9%
Top Ten as a Group	51.3%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063025            TSR096S

(b) Not applicable.

Item 2. CODE OF ETHICS

Not required in this filing.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6. INVESTMENTS

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 hereof.

Item 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

SEMI-ANNUAL FINANCIAL STATEMENTS

AMG Funds

June 30, 2025

AMG GW&K Small Cap Core Fund
Class N: GWETX | Class I: GWEIX | Class Z: GWEZX

AMG GW&K Small Cap Value Fund
Class N: SKSEX | Class I: SKSIX | Class Z: SKSZX

AMG GW&K Small/Mid Cap Core Fund
Class N: GWGVX | Class I: GWGIX | Class Z: GWGZX

wealth.amg.com	063025 SAR089

AMG Funds Semi-Annual Financial Statements — June 30, 2025 (unaudited)

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (unaudited) June 30, 2025

	Shares	Value
Common Stocks - 97.9%

Consumer Discretionary - 11.3%

Asbury Automotive Group, Inc.*	25,642	$6,116,643

Boot Barn Holdings, Inc.*	36,341	5,523,832

Champion Homes, Inc.*	124,614	7,802,082

First Watch Restaurant Group, Inc.*	422,916	6,783,573

Grand Canyon Education, Inc.*	46,949	8,873,361

La-Z-Boy, Inc.	97,570	3,626,677

Oxford Industries, Inc.[1]	64,237	2,585,539

Patrick Industries, Inc.[1]	82,630	7,624,270

Revolve Group, Inc.*	103,131	2,067,776

Texas Roadhouse, Inc.	50,724	9,506,185

Tri Pointe Homes, Inc.*	184,243	5,886,564

Total Consumer Discretionary		66,396,502

Consumer Staples - 3.2%

Central Garden & Pet Co., Class A*	251,655	7,874,285

Utz Brands, Inc.	391,030	4,907,427

The Vita Coco Co., Inc.*	172,603	6,230,968

Total Consumer Staples		19,012,680

Energy - 4.5%

Chord Energy Corp.	52,007	5,036,878

Gulfport Energy Corp.*	21,800	4,385,506

Magnolia Oil & Gas Corp., Class A	269,364	6,055,303

Matador Resources Co.	156,694	7,477,438

Solaris Energy Infrastructure, Inc., Class A1	123,184	3,484,875

Total Energy		26,440,000

Financials - 16.2%

Ameris Bancorp	143,445	9,280,892

The Baldwin Insurance Group, Inc.*,1	140,732	6,024,737

Cathay General Bancorp	138,036	6,284,779

Cohen & Steers, Inc.	69,134	5,209,247

Glacier Bancorp, Inc.	81,604	3,515,500

Horace Mann Educators Corp.	191,903	8,246,072

Houlihan Lokey, Inc.	55,925	10,063,704

Independent Bank Corp.	77,812	4,893,208

OceanFirst Financial Corp.	295,445	5,202,786

Pacific Premier Bancorp, Inc.	173,411	3,657,238

Perella Weinberg Partners	205,724	3,995,160

Seacoast Banking Corp. of Florida	277,197	7,656,181

Stifel Financial Corp.	87,363	9,066,532

Texas Capital Bancshares, Inc.*	58,425	4,638,945

UMB Financial Corp.	68,615	7,215,553

Total Financials		94,950,534

	Shares	Value
Health Care - 17.5%

Agios Pharmaceuticals, Inc.*	138,063	$4,591,975

Arcutis Biotherapeutics, Inc.*	270,356	3,790,391

Artivion, Inc.*	195,918	6,093,050

AtriCure, Inc.*	200,941	6,584,837

Azenta, Inc.*	76,334	2,349,561

BioCryst Pharmaceuticals, Inc.*	504,117	4,516,888

Crinetics Pharmaceuticals, Inc.*	127,350	3,662,586

Globus Medical, Inc., Class A*	123,538	7,291,213

Halozyme Therapeutics, Inc.*	101,722	5,291,578

HealthEquity, Inc.*	76,857	8,051,539

Insmed, Inc.*	84,683	8,522,497

Medpace Holdings, Inc.*	22,236	6,978,991

NeoGenomics, Inc.*	384,992	2,814,292

Phreesia, Inc.*	243,886	6,940,996

Supernus Pharmaceuticals, Inc.*	231,668	7,302,175

Tandem Diabetes Care, Inc.*	254,650	4,746,676

US Physical Therapy, Inc.	80,600	6,302,920

Veracyte, Inc.*	242,681	6,559,667

Total Health Care		102,391,832

Industrials - 18.9%

Cadre Holdings, Inc.	176,525	5,622,321

CBIZ, Inc.*,1	130,951	9,390,496

Chart Industries, Inc.*	26,389	4,344,949

Ducommun, Inc.*	73,509	6,074,049

Enerpac Tool Group Corp.	136,351	5,530,397

Gates Industrial Corp. PLC*	230,600	5,310,718

Hillman Solutions Corp.*	616,381	4,400,960

ITT, Inc.	48,415	7,592,924

Primoris Services Corp.	118,854	9,263,481

RBC Bearings, Inc.*	31,848	12,255,110

Schneider National, Inc., Class B1	120,245	2,903,917

SPX Technologies, Inc.*	75,033	12,581,533

Sterling Infrastructure, Inc.*	59,723	13,779,888

Thermon Group Holdings, Inc.*	134,119	3,766,062

UFP Industries, Inc.	79,122	7,861,562

Total Industrials		110,678,367

Information Technology - 13.5%

Advanced Energy Industries, Inc.	52,429	6,946,843

Alkami Technology, Inc.*,1	208,763	6,292,117

Allegro MicroSystems, Inc.*,1	179,063	6,122,164

Appfolio, Inc., Class A*,1	33,701	7,760,666

The Descartes Systems Group, Inc. (Canada)*	88,346	8,979,929

The accompanying notes are an integral part of these financial statements.

2

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 13.5% (continued)

Intapp, Inc.*	193,602	$9,993,735

MACOM Technology Solutions Holdings, Inc.*	100,038	14,334,445

Novanta, Inc.*	59,003	7,607,257

PAR Technology Corp.*,1	70,165	4,867,346

Viavi Solutions, Inc.*	603,034	6,072,552

Total Information Technology		78,977,054

Materials - 5.0%

Avient Corp.	195,021	6,301,128

Balchem Corp.	47,959	7,635,073

Minerals Technologies, Inc.	106,595	5,870,187

Silgan Holdings, Inc.	174,003	9,427,483

Total Materials		29,233,871

Real Estate - 5.5%

Agree Realty Corp., REIT [1]	84,692	6,187,598

Independence Realty Trust, Inc., REIT	289,244	5,116,726

National Health Investors, Inc., REIT	71,823	5,036,229

Ryman Hospitality Properties, Inc., REIT [1]	65,252	6,438,415

STAG Industrial, Inc., REIT	259,622	9,419,086

Total Real Estate		32,198,054

Utilities - 2.3%

IDACORP, Inc.	55,494	6,406,782

Northwestern Energy Group, Inc.	142,423	7,306,300

Total Utilities		13,713,082

Total Common Stocks

(Cost $405,082,230)		573,991,976

	Principal Amount	Value
Short-Term Investments - 2.2%
Joint Repurchase Agreements - 0.4%[2]

BNP Paribas S.A., dated 06/30/25, due 07/01/25, 4.380% total to be received $59,725 (collateralized by various U.S. Treasuries, 0.000% - 3.875%, 07/10/25 - 05/15/42, totaling $60,912)	$59,718	$59,718

Cantor Fitzgerald Securities, Inc., dated 06/30/25, due 07/01/25, 4.390% total to be received $1,000,122 (collateralized by various U.S. Government Agency Obligations, 2.000% -6.500%, 06/01/30 - 02/01/57, totaling $1,020,000)	1,000,000	1,000,000

Citadel Securities LLC, dated 06/30/25, due 07/01/25, 4.470% total to be received $1,000,124 (collateralized by various U.S. Treasuries, 0.000% - 4.625%, 07/15/25 -05/15/55, totaling $1,020,127)	1,000,000	1,000,000

Total Joint Repurchase Agreements		2,059,718

Repurchase Agreements - 1.8%

Fixed Income Clearing Corp., dated 06/30/25, due 07/01/25, 4.100% total to be received $10,824,233 (collateralized by a U.S. Treasury Note, 4.500%, 05/31/29, totaling $11,039,469)	10,823,000	10,823,000

Total Short-Term Investments

(Cost $12,882,718)		12,882,718

Total Investments - 100.1%

(Cost $417,964,948)		586,874,694

Other Assets, less Liabilities - (0.1)%		(625,278)

Net Assets - 100.0%		$586,249,416

* Non-income producing security.

[1]

Some of these securities, amounting to $43,459,943 or 7.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

3

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks†	$573,991,976	—	—	$573,991,976

Short-Term Investments

Joint Repurchase Agreements	—	$2,059,718	—	2,059,718

Repurchase Agreements	—	10,823,000	—	10,823,000

Total Investments in Securities	$573,991,976	$12,882,718	—	$586,874,694

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

4

AMG GW&K Small Cap Value Fund Schedule of Portfolio Investments (unaudited) June 30, 2025

	Shares	Value

Common Stocks - 98.8%

Communication Services - 3.2%

Bandwidth, Inc., Class A*	111,047	$1,765,648

IMAX Corp. (Canada)*,1	130,420	3,646,543

Ziff Davis, Inc.*	35,700	1,080,639

Total Communication Services		6,492,830

Consumer Discretionary - 8.4%

Arhaus, Inc.*,1	175,695	1,523,276

Boot Barn Holdings, Inc.*	13,328	2,025,856

Camping World Holdings, Inc., Class A	139,250	2,393,707

Genius Sports, Ltd. (United Kingdom)*	317,500	3,302,000

Group 1 Automotive, Inc.	8,032	3,507,655

Patrick Industries, Inc.[1]	23,049	2,126,731

Tri Pointe Homes, Inc.*	59,525	1,901,824

Total Consumer Discretionary		16,781,049

Consumer Staples - 1.7%

Central Garden & Pet Co.*	78,195	2,750,900

Central Garden & Pet Co., Class A*	18,851	589,848

Total Consumer Staples		3,340,748

Energy - 6.7%

California Resources Corp.	30,235	1,380,833

Chord Energy Corp.	17,860	1,729,741

Magnolia Oil & Gas Corp., Class A1	104,505	2,349,272

Matador Resources Co.	44,706	2,133,370

Permian Resources Corp.	116,028	1,580,301

Solaris Energy Infrastructure, Inc., Class A1	150,140	4,247,461

Total Energy		13,420,978

Financials - 29.7%

Ameris Bancorp	61,728	3,993,802

Atlantic Union Bankshares Corp.[1]	90,029	2,816,107

Bowhead Specialty Holdings, Inc.*	70,791	2,656,786

Cathay General Bancorp	57,872	2,634,912

City Holding Co.[1]	25,734	3,150,356

Community Financial System, Inc.	41,869	2,381,090

Enterprise Financial Services Corp.	39,900	2,198,490

Federal Agricultural Mortgage Corp., Class C	23,679	4,600,356

First Financial Bancorp	94,204	2,285,389

Glacier Bancorp, Inc.	43,180	1,860,194

Hancock Whitney Corp.	40,700	2,336,180

Horace Mann Educators Corp.	43,000	1,847,710

International Bancshares Corp.	57,750	3,843,840

OceanFirst Financial Corp.	99,313	1,748,902

Piper Sandler Cos.	10,312	2,866,117

	Shares	Value

PJT Partners, Inc., Class A1	17,702	$2,921,007

Seacoast Banking Corp. of Florida	61,397	1,695,785

Selective Insurance Group, Inc.	45,110	3,908,782

Stifel Financial Corp.	30,269	3,141,317

Veritex Holdings, Inc.	81,920	2,138,112

Walker & Dunlop, Inc.	37,603	2,650,260

WesBanco, Inc.	48,503	1,534,150

Total Financials		59,209,644

Health Care - 9.1%

Agios Pharmaceuticals, Inc.*	49,610	1,650,029

Dynavax Technologies Corp.*,1	177,525	1,761,048

Integer Holdings Corp.*	35,596	4,377,240

Ligand Pharmaceuticals, Inc.*	29,417	3,344,125

NeoGenomics, Inc.*	257,314	1,880,965

OmniAb, Inc.*,2,3	10,502	0

OmniAb, Inc.*,2,3	10,502	0

Supernus Pharmaceuticals, Inc.*	100,381	3,164,009

Ultragenyx Pharmaceutical, Inc.*	52,789	1,919,408

Total Health Care		18,096,824

Industrials - 12.9%

CBIZ, Inc.*,1	27,766	1,991,100

Ducommun, Inc.*	24,100	1,991,383

Everus Construction Group, Inc.*	19,898	1,264,120

Gates Industrial Corp. PLC*	112,735	2,596,287

Hillman Solutions Corp.*	430,464	3,073,513

Interface, Inc.	111,510	2,333,904

Powell Industries, Inc.[1]	10,400	2,188,680

Primoris Services Corp.	30,015	2,339,369

Thermon Group Holdings, Inc.*	64,002	1,797,176

UFP Industries, Inc.	28,720	2,853,619

WNS Holdings, Ltd. (India)*	53,845	3,405,158

Total Industrials		25,834,309

Information Technology - 5.1%

Avnet, Inc.	43,080	2,286,686

TTM Technologies, Inc.*	134,450	5,488,249

Viavi Solutions, Inc.*	235,230	2,368,766

Total Information Technology		10,143,701

Materials - 3.8%

Minerals Technologies, Inc.	29,946	1,649,126

Orion, S.A.	84,351	884,842

Silgan Holdings, Inc.	58,965	3,194,724

Worthington Steel, Inc.	62,568	1,866,403

Total Materials		7,595,095

The accompanying notes are an integral part of these financial statements.

5

AMG GW&K Small Cap Value Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Real Estate - 13.5%

Acadia Realty Trust, REIT	115,080	$2,137,035

Agree Realty Corp., REIT	41,874	3,059,314

Armada Hoffler Properties, Inc., REIT	265,350	1,822,955

Compass, Inc., Class A*	219,500	1,378,460

Essential Properties Realty Trust, Inc., REIT	86,500	2,760,215

Four Corners Property Trust, Inc., REIT [1]	104,218	2,804,506

Getty Realty Corp., REIT [1]	86,037	2,378,063

Independence Realty Trust, Inc., REIT	223,152	3,947,559

NETSTREIT Corp., REIT	118,900	2,012,977

Piedmont Realty Trust, Inc., REIT	301,525	2,198,117

STAG Industrial, Inc., REIT	65,710	2,383,959

Total Real Estate		26,883,160

Utilities - 4.7%

IDACORP, Inc.	25,839	2,983,113

MDU Resources Group, Inc.	140,775	2,346,719

Northwestern Energy Group, Inc.	36,728	1,884,146

Southwest Gas Holdings, Inc.	28,235	2,100,402

Total Utilities		9,314,380

Total Common Stocks (Cost $158,714,864)		197,112,718

	Principal Amount

Short-Term Investments - 3.3%

Joint Repurchase Agreements - 2.1%[4]

Cantor Fitzgerald Securities, Inc., dated 06/30/25, due 07/01/25, 4.390% total to be received $1,065,543 (collateralized by various U.S. Government Agency Obligations, 2.000% -6.500%, 06/01/30 - 02/01/57, totaling $1,086,721)	$1,065,413	1,065,413

	Principal Amount	Value

CF Secured, LLC, dated 06/30/25, due 07/01/25, 4.390% total to be received $1,065,543 (collateralized by various U.S. Government Agency Obligations, 3.000% - 6.500%, 05/23/28 - 12/01/63, totaling $1,086,966)	$1,065,413	$1,065,413

Citadel Securities LLC, dated 06/30/25, due 07/01/25, 4.470% total to be received $1,065,545 (collateralized by various U.S. Treasuries, 0.000% - 4.625%, 07/15/25 -05/15/55, totaling $1,086,856)	1,065,413	1,065,413

Deutsche Bank Securities, Inc., dated 06/30/25, due 07/01/25, 4.380% total to be received $65,793 (collateralized by various U.S. Treasuries, 1.875% - 4.250%, 11/15/40 -02/15/51, totaling $67,101)	65,785	65,785

State of Wisconsin Investment Board, dated 06/30/25, due 07/01/25, 4.480% total to be received $1,000,124 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/15/26 -02/15/54, totaling $1,016,993)	1,000,000	1,000,000

Total Joint Repurchase Agreements		4,262,024

Repurchase Agreements - 1.2%

Fixed Income Clearing Corp., dated 06/30/25, due 07/01/25, 4.100% total to be received $2,299,262 (collateralized by a U.S. Treasury Note, 4.500%, 05/31/29, totaling $2,345,029)	2,299,000	2,299,000

Total Short-Term Investments (Cost $6,561,024)		6,561,024

Total Investments - 102.1% (Cost $165,275,888)		203,673,742

Other Assets, less Liabilities - (2.1)%		(4,218,663)

Net Assets - 100.0%		$199,455,079

*	Non-income producing security.

[1]

Some of these securities, amounting to $26,419,975 or 13.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Security’s value was determined by using significant unobservable inputs.

[3]

These securities are restricted and are not available for re-sale. Ligand Pharmaceuticals, Inc. (“Ligand”) completed a spin-off of OmniAb, Inc on November 2, 2022. Ligand shareholders received new holdings of OmniAb earn-out shares. The market value of earn-out shares was $0 on the date of the spin-off. At June 30, 2025, for each holding of OmniAb earn-out shares the cost was $19,190 and the market value of each was $0, which represents 0% of net assets..

[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

6

AMG GW&K Small Cap Value Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks

Financials	$59,209,644	—	—	$59,209,644

Real Estate	26,883,160	—	—	26,883,160

Industrials	25,834,309	—	—	25,834,309

Health Care	18,096,824	—	$0	18,096,824

Consumer Discretionary	16,781,049	—	—	16,781,049

Energy	13,420,978	—	—	13,420,978

Information Technology	10,143,701	—	—	10,143,701

Utilities	9,314,380	—	—	9,314,380

Materials	7,595,095	—	—	7,595,095

Communication Services	6,492,830	—	—	6,492,830

Consumer Staples	3,340,748	—	—	3,340,748

Short-Term Investments

Joint Repurchase Agreements	—	$4,262,024	—	4,262,024

Repurchase Agreements	—	2,299,000	—	2,299,000

Total Investments in Securities	$197,112,718	$6,561,024	$0	$203,673,742

The Level 3 common stocks were received as a result of a corporate action. The security’s value was determined by using significant unobservable inputs. For the current period ended June 30, 2025, the change in unrealized depreciation was $0.

For the six months ended June 30, 2025, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.

The accompanying notes are an integral part of these financial statements.

7

AMG GW&K Small/Mid Cap Core Fund Schedule of Portfolio Investments (unaudited) June 30, 2025

	Shares	Value

Common Stocks - 99.7%

Consumer Discretionary - 13.7%

Bright Horizons Family Solutions, Inc.*	88,970	$10,995,802

Burlington Stores, Inc.*	40,114	9,332,121

Cavco Industries, Inc.*	27,937	12,136,671

Churchill Downs, Inc.	79,352	8,014,552

Dorman Products, Inc.*	94,897	11,641,015

Gentherm, Inc.*	160,382	4,537,207

Grand Canyon Education, Inc.*	42,509	8,034,201

Group 1 Automotive, Inc.	26,897	11,746,189

Pool Corp.[1]	22,007	6,414,600

Texas Roadhouse, Inc.	78,169	14,649,652

Tri Pointe Homes, Inc.*	198,062	6,328,081

Total Consumer Discretionary		103,830,091

Consumer Staples - 5.3%

BJ’s Wholesale Club Holdings, Inc.*	120,575	13,001,602

Freshpet, Inc.*	42,620	2,896,455

The Marzetti Company	57,051	9,856,701

Performance Food Group Co.*	168,244	14,716,303

Total Consumer Staples		40,471,061

Energy - 3.6%

Antero Resources Corp.*	139,500	5,619,060

Magnolia Oil & Gas Corp., Class A	272,326	6,121,889

Matador Resources Co.	115,443	5,508,940

Ovintiv, Inc.	137,159	5,218,900

Permian Resources Corp.	381,565	5,196,915

Total Energy		27,665,704

Financials - 14.5%

Assurant, Inc.	37,162	7,339,123

Atlantic Union Bankshares Corp.	246,933	7,724,064

Cullen/Frost Bankers, Inc.	60,229	7,741,836

Glacier Bancorp, Inc.	131,385	5,660,066

Kinsale Capital Group, Inc.	24,555	11,882,164

MarketAxess Holdings, Inc.	19,418	4,336,816

Pinnacle Financial Partners, Inc.	102,892	11,360,306

Piper Sandler Cos.	52,858	14,691,353

Stifel Financial Corp.	98,587	10,231,359

UMB Financial Corp.	58,088	6,108,534

Voya Financial, Inc.	173,246	12,300,466

Wintrust Financial Corp.	87,880	10,895,362

Total Financials		110,271,449

Health Care - 13.8%

Acadia Healthcare Co., Inc.*	225,045	5,106,271

	Shares	Value

Azenta, Inc.*	95,642	$2,943,861

Bio-Rad Laboratories, Inc., Class A*	22,487	5,426,563

Globus Medical, Inc., Class A*	185,318	10,937,468

Halozyme Therapeutics, Inc.*	118,260	6,151,885

Hologic, Inc.*	93,405	6,086,270

Insmed, Inc.*	109,214	10,991,297

Integer Holdings Corp.*	66,708	8,203,083

Jazz Pharmaceuticals PLC (Ireland)*	80,887	8,583,728

Medpace Holdings, Inc.*	18,538	5,818,337

Natera, Inc.*	61,354	10,365,145

Neurocrine Biosciences, Inc.*	89,853	11,293,623

Tandem Diabetes Care, Inc.*	316,301	5,895,851

Vericel Corp.*	156,386	6,654,224

Total Health Care		104,457,606

Industrials - 23.6%

Allegion PLC (Ireland)	40,900	5,894,508

API Group Corp.*	345,716	17,648,802

Applied Industrial Technologies, Inc.[1]	21,315	4,954,672

Booz Allen Hamilton Holding Corp.	45,620	4,750,411

Chart Industries, Inc.*	42,557	7,007,010

Comfort Systems USA, Inc.	29,828	15,994,072

Exponent, Inc.	57,761	4,315,324

Federal Signal Corp.	125,640	13,370,609

Gates Industrial Corp. PLC*	593,467	13,667,545

IDEX Corp.	54,135	9,504,482

ITT, Inc.	76,946	12,067,441

Lincoln Electric Holdings, Inc.	37,871	7,851,416

Nordson Corp.	55,512	11,900,107

Paylocity Holding Corp.*	52,408	9,495,805

Powell Industries, Inc.	28,859	6,073,377

RBC Bearings, Inc.*	37,096	14,274,541

Schneider National, Inc., Class B	218,699	5,281,581

Simpson Manufacturing Co., Inc.	41,092	6,381,998

SiteOne Landscape Supply, Inc.*	71,399	8,634,995

Total Industrials		179,068,696

Information Technology - 14.1%

Advanced Energy Industries, Inc.	28,700	3,802,750

CCC Intelligent Solutions Holdings, Inc.*,1	989,286	9,309,181

Cognex Corp.	228,129	7,236,252

CyberArk Software, Ltd. (Israel)*	42,445	17,270,022

Entegris, Inc.	76,924	6,203,921

Globant, S.A. (Luxembourg)*	39,438	3,582,548

Jabil, Inc.	38,068	8,302,631

The accompanying notes are an integral part of these financial statements.

8

AMG GW&K Small/Mid Cap Core Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 14.1% (continued)

MACOM Technology Solutions Holdings, Inc.*	100,387	$14,384,453

Manhattan Associates, Inc.*	38,171	7,537,627

Procore Technologies, Inc.*	113,326	7,753,765

SailPoint, Inc.*	351,796	8,042,056

ServiceTitan, Inc., Class A*	46,800	5,016,024

Zebra Technologies Corp., Class A*	27,099	8,356,248

Total Information Technology		106,797,478

Materials - 5.4%

AptarGroup, Inc.	39,693	6,209,176

Eagle Materials, Inc.	49,343	9,972,714

Element Solutions, Inc.	438,827	9,939,431

Quaker Chemical Corp.	49,066	5,492,448

RPM International, Inc.	87,827	9,646,918

Total Materials		41,260,687

Real Estate - 3.7%

Agree Realty Corp., REIT	105,093	7,678,095

EastGroup Properties, Inc., REIT	42,062	7,029,402

Healthpeak Properties, Inc., REIT	299,787	5,249,270

Sun Communities, Inc., REIT	63,488	8,030,597

Total Real Estate		27,987,364

Utilities - 2.0%

IDACORP, Inc.	74,957	8,653,786

	Shares	Value

Portland General Electric Co.	155,707	$6,326,375

Total Utilities		14,980,161

Total Common Stocks (Cost $624,188,622)		756,790,297

	Principal Amount

Short-Term Investments - 0.6%

Joint Repurchase Agreements - 0.0%#,2

Citadel Securities LLC, dated 06/30/25, due 07/01/25, 4.470% total to be received $11,978 (collateralized by various U.S. Treasuries, 0.000% - 4.625%, 07/15/25 - 05/15/55, totaling $12,218)	$11,977	11,977

Repurchase Agreements - 0.6%

Fixed Income Clearing Corp., dated 06/30/25, due 07/01/25, 4.100% total to be received $4,479,510 (collateralized by a U.S. Treasury Note, 4.500%, 05/31/29, totaling $4,568,656)	4,479,000	4,479,000

Total Short-Term Investments (Cost $4,490,977)		4,490,977

Total Investments - 100.3% (Cost $628,679,599)		761,281,274

Other Assets, less Liabilities - (0.3)%		(2,294,627)

Net Assets - 100.0%		$758,986,647

*	Non-income producing security.

#	Less than 0.05%.

[1]

Some of these securities, amounting to $17,361,690 or 2.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks†	$756,790,297	—	—	$756,790,297

Short-Term Investments

Joint Repurchase Agreements	—	$11,977	—	11,977

Repurchase Agreements	—	4,479,000	—	4,479,000

Total Investments in Securities	$756,790,297	$4,490,977	—	$761,281,274

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities (unaudited) June 30, 2025

	AMG GW&K Small Cap Core Fund	AMG GW&K Small Cap Value Fund	AMG GW&K Small/Mid Cap Core Fund

Assets:

Investments at value[1] (including securities on loan valued at $43,459,943, $26,419,975, and $17,361,690, respectively)	$586,874,694	$203,673,742	$761,281,274

Cash	27	683	855

Receivable for investments sold	1,723,034	—	2,855,009

Dividend and interest receivables	477,979	293,157	448,352

Securities lending income receivable	4,050	1,756	2,890

Receivable for Fund shares sold	78,099	31,069	165,406

Receivable from affiliate	5,385	10,085	3,595

Prepaid expenses and other assets	32,843	22,637	38,510

Total assets	589,196,111	204,033,129	764,795,891

Liabilities:

Payable upon return of securities loaned	2,059,718	4,262,024	11,977

Payable for investments purchased	—	—	4,941,612

Payable for Fund shares repurchased	299,240	54,076	181,888

Accrued expenses:

Investment advisory and management fees	333,276	113,106	379,791

Administrative fees	71,416	24,237	91,885

Distribution fees	1,258	—	9,518

Shareholder service fees	16,498	28,881	14,321

Other	165,289	95,726	178,252

Total liabilities	2,946,695	4,578,050	5,809,244

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$586,249,416	$199,455,079	$758,986,647

[1] Investments at cost	$417,964,948	$165,275,888	$628,679,599

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities (continued)

	AMG GW&K Small Cap Core Fund	AMG GW&K Small Cap Value Fund	AMG GW&K Small/Mid Cap Core Fund

Net Assets Represent:

Paid-in capital	$396,287,661	$150,823,941	$621,014,886

Total distributable earnings	189,961,755	48,631,138	137,971,761

Net Assets	$586,249,416	$199,455,079	$758,986,647

Class N:

Net Assets	$6,178,478	$129,122,774	$46,931,254

Shares outstanding	198,242	4,548,952	2,586,690

Net asset value, offering and redemption price per share	$31.17	$28.39	$18.14

Class I:

Net Assets	$387,486,817	$68,156,458	$355,654,595

Shares outstanding	12,018,328	2,401,874	19,490,531

Net asset value, offering and redemption price per share	$32.24	$28.38	$18.25

Class Z:

Net Assets	$192,584,121	$2,175,847	$356,400,798

Shares outstanding	5,966,890	76,998	19,491,809

Net asset value, offering and redemption price per share	$32.28	$28.26	$18.28

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations (unaudited) For the six months ended June 30, 2025

	AMG GW&K Small Cap Core Fund	AMG GW&K Small Cap Value Fund	AMG GW&K Small/Mid Cap Core Fund

Investment Income:

Dividend income	$3,096,144	$1,895,009	$4,134,725

Interest income	181,450	57,048	230,655

Securities lending income	25,472	14,156	16,454

Foreign withholding tax	—	(532)	(392)

Total investment income	3,303,066	1,965,681	4,381,442

Expenses:

Investment advisory and management fees	2,133,828	725,164	2,355,334

Administrative fees	457,249	155,392	569,839

Distribution fees - Class N	7,716	—	59,810

Shareholder servicing fees - Class N	4,629	166,301	—

Shareholder servicing fees - Class I	101,304	17,388	88,744

Professional fees	40,618	27,841	47,951

Custodian fees	31,178	18,353	33,115

Trustee fees and expenses	27,415	9,395	34,138

Registration fees	27,067	22,874	26,326

Reports to shareholders	23,998	16,494	28,685

Transfer agent fees	11,154	10,625	16,113

Miscellaneous	13,607	5,712	15,432

Repayment of prior reimbursements	—	—	2,471

Total expenses before offsets	2,879,763	1,175,539	3,277,958

Expense reimbursements	(22,621)	(59,496)	(14,285)

Expense reductions	(37,047)	(17,387)	(8,256)

Net expenses	2,820,095	1,098,656	3,255,417

Net investment income	482,971	867,025	1,126,025

Net Realized and Unrealized Loss:

Net realized gain on investments	19,322,674	4,084,879	3,033,770

Net change in unrealized appreciation/depreciation on investments	(40,951,976)	(20,678,241)	(35,178,429)

Net realized and unrealized loss	(21,629,302)	(16,593,362)	(32,144,659)

Net decrease in net assets resulting from operations	$(21,146,331)	$(15,726,337)	$(31,018,634)

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets For the six months ended June 30, 2025 (unaudited) and the fiscal year ended December 31, 2024

	AMG GW&K Small Cap Core Fund		AMG GW&K Small Cap Value Fund

	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$482,971	$1,421,940	$867,025	$1,821,392

Net realized gain on investments	19,322,674	32,729,359	4,084,879	23,122,484

Net change in unrealized appreciation/depreciation on investments	(40,951,976)	50,631,743	(20,678,241)	(653,748)

Net increase (decrease) in net assets resulting from operations	(21,146,331)	84,783,042	(15,726,337)	24,290,128

Distributions to Shareholders:

Class N	—	(292,459)	—	(11,984,284)

Class I	—	(18,017,616)	—	(6,371,997)

Class Z	—	(8,625,956)	—	(550,626)

Total distributions to shareholders	—	(26,936,031)	—	(18,906,907)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(57,416,445)	(33,750,093)	(16,489,965)	(31,310,604)

Total increase (decrease) in net assets	(78,562,776)	24,096,918	(32,216,302)	(25,927,383)

Net Assets:

Beginning of period	664,812,192	640,715,274	231,671,381	257,598,764

End of period	$586,249,416	$664,812,192	$199,455,079	$231,671,381

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets (continued) For the six months ended June 30, 2025 (unaudited) and the fiscal year ended December 31, 2024

	AMG GW&K Small/Mid Cap Core Fund

	June 30, 2025	December 31, 2024

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$1,126,025	$657,038

Net realized gain on investments	3,033,770	21,191,929

Net change in unrealized appreciation/depreciation on investments	(35,178,429)	49,691,605

Net increase (decrease) in net assets resulting from operations	(31,018,634)	71,540,572

Distributions to Shareholders:

Class N	—	(448,980)

Class I	—	(3,463,193)

Class Z	—	(3,803,117)

Total distributions to shareholders	—	(7,715,290)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(22,492,378)	51,759,329

Total increase (decrease) in net assets	(53,511,012)	115,584,611

Net Assets:

Beginning of period	812,497,659	696,913,048

End of period	$758,986,647	$812,497,659

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

14

AMG GW&K Small Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2025 (unaudited)	For the fiscal years ended December 31,
Class N		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$32.18	$29.42	$27.43	$33.13	$29.97	$26.09

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.03)	(0.04)	0.00 [3]	(0.06)	(0.15)	(0.03)

Net realized and unrealized gain (loss) on investments	(0.98)	4.10	2.19	(5.43)	6.34	4.64

Total income (loss) from investment operations	(1.01)	4.06	2.19	(5.49)	6.19	4.61

Less Distributions to Shareholders from:

Net investment income	—	—	(0.03)	—	—	—

Net realized gain on investments	—	(1.30)	(0.17)	(0.21)	(3.03)	(0.73)

Total distributions to shareholders	—	(1.30)	(0.20)	(0.21)	(3.03)	(0.73)

Net Asset Value, End of Period	$31.17	$32.18	$29.42	$27.43	$33.13	$29.97

Total Return[2,4]	(3.14)%[5]	13.57%	8.02%	(16.58)%	21.01%	17.73%

Ratio of net expenses to average net assets[6]	1.29%[7]	1.30%[8]	1.30%[9]	1.29%[9]	1.30%[9]	1.29%

Ratio of gross expenses to average net assets[10]	1.31%[7]	1.30%	1.31%[9]	1.30%[9]	1.30%[9]	1.30%

Ratio of net investment income (loss) to average net assets[2]	(0.21)%[7]	(0.14)%	0.02%	(0.22)%	(0.45)%	(0.14)%

Portfolio turnover	8%[5]	22%	20%	25%	33%	37%

Net assets end of period (000’s) omitted	$6,178	$6,517	$8,336	$8,533	$11,278	$8,667

The accompanying notes are an integral part of these financial statements.

15

AMG GW&K Small Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2025 (unaudited)	For the fiscal years ended December 31,
Class I		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$33.24	$30.30	$28.24	$34.02	$30.61	$26.57

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.02	0.07	0.11	0.04	(0.03)	0.05

Net realized and unrealized gain (loss) on investments	(1.02)	4.24	2.25	(5.57)	6.47	4.76

Total income (loss) from investment operations	(1.00)	4.31	2.36	(5.53)	6.44	4.81

Less Distributions to Shareholders from:

Net investment income	—	(0.07)	(0.13)	(0.04)	—	(0.04)

Net realized gain on investments	—	(1.30)	(0.17)	(0.21)	(3.03)	(0.73)

Total distributions to shareholders	—	(1.37)	(0.30)	(0.25)	(3.03)	(0.77)

Net Asset Value, End of Period	$32.24	$33.24	$30.30	$28.24	$34.02	$30.61

Total Return[2,4]	(3.01)%[5]	13.99%	8.39%	(16.27)%	21.38%	18.16%

Ratio of net expenses to average net assets[6]	0.94%[7]	0.95%[8]	0.95%[9]	0.94%[9]	0.95%[9]	0.94%

Ratio of gross expenses to average net assets[10]	0.96%[7]	0.95%	0.96%[9]	0.95%[9]	0.95%[9]	0.95%

Ratio of net investment income (loss) to average net assets[2]	0.14%[7]	0.21%	0.37%	0.13%	(0.10)%	0.21%

Portfolio turnover	8%[5]	22%	20%	25%	33%	37%

Net assets end of period (000’s) omitted	$387,487	$443,633	$421,136	$433,066	$546,326	$470,373

The accompanying notes are an integral part of these financial statements.

16

AMG GW&K Small Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2025 (unaudited)	For the fiscal years ended December 31,
Class Z		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$33.26	$30.32	$28.26	$34.05	$30.61	$26.57

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.03	0.08	0.12	0.05	(0.02)	0.07

Net realized and unrealized gain (loss) on investments	(1.01)	4.25	2.26	(5.58)	6.49	4.75

Total income (loss) from investment operations	(0.98)	4.33	2.38	(5.53)	6.47	4.82

Less Distributions to Shareholders from:

Net investment income	—	(0.09)	(0.15)	(0.05)	—	(0.05)

Net realized gain on investments	—	(1.30)	(0.17)	(0.21)	(3.03)	(0.73)

Total distributions to shareholders	—	(1.39)	(0.32)	(0.26)	(3.03)	(0.78)

Net Asset Value, End of Period	$32.28	$33.26	$30.32	$28.26	$34.05	$30.61

Total Return[2,4]	(2.95)%[5]	14.04%	8.44%	(16.25)%	21.48%	18.21%

Ratio of net expenses to average net assets[6]	0.89%[7]	0.90%[8]	0.90%[9]	0.89%[9]	0.90%[9]	0.89%

Ratio of gross expenses to average net assets[10]	0.91%[7]	0.90%	0.91%[9]	0.90%[9]	0.90%[9]	0.90%

Ratio of net investment income (loss) to average net assets[2]	0.19%[7]	0.26%	0.42%	0.18%	(0.05)%	0.26%

Portfolio turnover	8%[5]	22%	20%	25%	33%	37%

Net assets end of period (000’s) omitted	$192,584	$214,662	$211,244	$218,941	$199,851	$125,848

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Less than $0.005 per share.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]

Includes reduction from broker recapture amounting to 0.01% for the six months ended June 30, 2025 and less than 0.01%, less than 0.01%, 0.01%, less than 0.01% and 0.01% for the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

[7]	Annualized.

[8]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[9]

Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%, less than 0.01% and 0.01% for the fiscal years ended December 31, 2023, 2022 and 2021, respectively.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

17

AMG GW&K Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2025 (unaudited)	For the fiscal years ended December 31,
Class N		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$30.42	$29.76	$25.73	$30.90	$26.71	$37.16

Income (loss) from Investment Operations:

Net investment income[1,2]	0.11	0.21	0.17	0.13	0.09	0.08

Net realized and unrealized gain (loss) on investments	(2.14)	3.07	4.31	(4.87)	8.41	1.00

Total income (loss) from investment operations	(2.03)	3.28	4.48	(4.74)	8.50	1.08

Less Distributions to Shareholders from:

Net investment income	—	(0.25)	(0.20)	(0.15)	(0.08)	(0.08)

Net realized gain on investments	—	(2.37)	(0.25)	(0.28)	(4.23)	(11.45)

Total distributions to shareholders	—	(2.62)	(0.45)	(0.43)	(4.31)	(11.53)

Net Asset Value, End of Period	$28.39	$30.42	$29.76	$25.73	$30.90	$26.71

Total Return[2,3]	(6.67)%[4]	10.57%	17.43%	(15.33)%	32.93%	3.29%

Ratio of net expenses to average net assets	1.14%[5,6]	1.14%[6,7]	1.14%[6]	1.13%[6]	1.13%[6]	1.17%

Ratio of gross expenses to average net assets[8]	1.21%[5]	1.19%	1.19%	1.18%	1.17%	1.21%

Ratio of net investment income to average net assets[2]	0.76%[5]	0.67%	0.64%	0.47%	0.28%	0.28%

Portfolio turnover	15%[4]	24%	14%	19%	41%	115%

Net assets end of period (000’s) omitted	$129,123	$148,917	$165,040	$162,011	$223,586	$243,655

The accompanying notes are an integral part of these financial statements.

18

AMG GW&K Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2025 (unaudited)	For the fiscal years ended December 31,
Class I		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$30.38	$29.73	$25.69	$30.87	$26.79	$37.23

Income (loss) from Investment Operations:

Net investment income[1,2]	0.14	0.27	0.23	0.18	0.15	0.14

Net realized and unrealized gain (loss) on investments	(2.14)	3.07	4.31	(4.87)	8.42	1.02

Total income (loss) from investment operations	(2.00)	3.34	4.54	(4.69)	8.57	1.16

Less Distributions to Shareholders from:

Net investment income	—	(0.32)	(0.25)	(0.21)	(0.26)	(0.15)

Net realized gain on investments	—	(2.37)	(0.25)	(0.28)	(4.23)	(11.45)

Total distributions to shareholders	—	(2.69)	(0.50)	(0.49)	(4.49)	(11.60)

Net Asset Value, End of Period	$28.38	$30.38	$29.73	$25.69	$30.87	$26.79

Total Return[2,3]	(6.58)%[4]	10.77%	17.73%	(15.19)%	33.17%	3.50%

Ratio of net expenses to average net assets	0.94%[5,6]	0.94%[6,7]	0.94%[6]	0.93%[6]	0.93%[6]	0.99%

Ratio of gross expenses to average net assets[8]	1.01%[5]	0.99%	0.99%	0.98%	0.97%	1.03%

Ratio of net investment income to average net assets[2]	0.96%[5]	0.87%	0.84%	0.67%	0.48%	0.46%

Portfolio turnover	15%[4]	24%	14%	19%	41%	115%

Net assets end of period (000’s) omitted	$68,156	$76,171	$86,357	$81,319	$115,837	$83,003

The accompanying notes are an integral part of these financial statements.

19

AMG GW&K Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2025 (unaudited)	For the fiscal years ended December 31,
Class Z		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$30.25	$29.61	$25.59	$30.76	$26.72	$37.16

Income (loss) from Investment Operations:

Net investment income[1,2]	0.14	0.28	0.24	0.20	0.16	0.16

Net realized and unrealized gain (loss) on investments	(2.13)	3.06	4.30	(4.87)	8.41	1.02

Total income (loss) from investment operations	(1.99)	3.34	4.54	(4.67)	8.57	1.18

Less Distributions to Shareholders from:

Net investment income	—	(0.33)	(0.27)	(0.22)	(0.30)	(0.17)

Net realized gain on investments	—	(2.37)	(0.25)	(0.28)	(4.23)	(11.45)

Total distributions to shareholders	—	(2.70)	(0.52)	(0.50)	(4.53)	(11.62)

Net Asset Value, End of Period	$28.26	$30.25	$29.61	$25.59	$30.76	$26.72

Total Return[2,3]	(6.58)%[4]	10.84%	17.77%	(15.16)%	33.27%	3.57%

Ratio of net expenses to average net assets	0.89%[5,6]	0.89%[6,7]	0.89%[6]	0.88%[6]	0.88%[6]	0.92%

Ratio of gross expenses to average net assets[8]	0.96%[5]	0.94%	0.94%	0.93%	0.92%	0.96%

Ratio of net investment income to average net assets[2]	1.01%[5]	0.92%	0.89%	0.72%	0.53%	0.53%

Portfolio turnover	15%[4]	24%	14%	19%	41%	115%

Net assets end of period (000’s) omitted	$2,176	$6,584	$6,202	$8,582	$32,710	$10,481

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]

Includes reduction from broker recapture amounting to 0.01% for the six months ended June 30, 2025 and 0.01%, 0.01%, 0.01% and 0.02% for the fiscal years ended December 31, 2024, 2023, 2022 and 2021, respectively.

[7]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

20

AMG GW&K Small/Mid Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2025 (unaudited)	For the fiscal years ended December 31,
Class N		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$18.87	$17.20	$15.02	$19.08	$16.04	$13.03

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.01	(0.02)	(0.00)[3]	0.01	(0.06)	(0.01)

Net realized and unrealized gain (loss) on investments	(0.74)	1.85	2.18	(3.47)	4.14	3.02

Total income (loss) from investment operations	(0.73)	1.83	2.18	(3.46)	4.08	3.01

Less Distributions to Shareholders from:

Net investment income	—	—	—	(0.00)[3]	—	—

Net realized gain on investments	—	(0.16)	—	(0.60)	(1.04)	—

Total distributions to shareholders	—	(0.16)	—	(0.60)	(1.04)	—

Net Asset Value, End of Period	$18.14	$18.87	$17.20	$15.02	$19.08	$16.04

Total Return[2,4]	(3.87)%[5]	10.62%	14.51%	(18.15)%	25.63%	23.10%

Ratio of net expenses to average net assets[6]	1.07%[7,8]	1.07%[9]	1.07%[8]	1.06%[8]	1.06%[8]	1.10%

Ratio of gross expenses to average net assets[10]	1.07%[7,8]	1.07%	1.08%[8]	1.08%[8]	1.08%[8]	1.13%

Ratio of net investment income (loss) to average net assets[2]	0.08%[7]	(0.12)%	(0.01)%	0.04%	(0.32)%	(0.07)%

Portfolio turnover	12%[5]	21%	19%	25%	19%	29%

Net assets end of period (000’s) omitted	$46,931	$52,250	$53,076	$51,333	$70,736	$224

The accompanying notes are an integral part of these financial statements.

21

AMG GW&K Small/Mid Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2025 (unaudited)	For the fiscal years ended December 31,
Class I		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$18.96	$17.26	$15.07	$19.15	$16.06	$13.04

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.03	0.01	0.03	0.04	(0.02)	0.01

Net realized and unrealized gain (loss) on investments	(0.74)	1.87	2.19	(3.48)	4.15	3.03

Total income (loss) from investment operations	(0.71)	1.88	2.22	(3.44)	4.13	3.04

Less Distributions to Shareholders from:

Net investment income	—	(0.02)	(0.03)	(0.04)	—	(0.02)

Net realized gain on investments	—	(0.16)	—	(0.60)	(1.04)	—

Total distributions to shareholders	—	(0.18)	(0.03)	(0.64)	(1.04)	(0.02)

Net Asset Value, End of Period	$18.25	$18.96	$17.26	$15.07	$19.15	$16.06

Total Return[2,4]	(3.74)%[5]	10.84%	14.76%	(18.01)%	25.91%	23.31%

Ratio of net expenses to average net assets[6]	0.87%[7,8]	0.87%[9]	0.87%[8]	0.86%[8]	0.86%[8]	0.92%

Ratio of gross expenses to average net assets[10]	0.87%[7,8]	0.87%	0.88%[8]	0.88%[8]	0.88%[8]	0.95%

Ratio of net investment income (loss) to average net assets[2]	0.28%[7]	0.08%	0.19%	0.24%	(0.12)%	0.11%

Portfolio turnover	12%[5]	21%	19%	25%	19%	29%

Net assets end of period (000’s) omitted	$355,655	$371,964	$296,659	$250,024	$293,614	$165,840

The accompanying notes are an integral part of these financial statements.

22

AMG GW&K Small/Mid Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2025 (unaudited)	For the fiscal years ended December 31,
Class Z		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$18.99	$17.29	$15.10	$19.18	$16.07	$13.05

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.03	0.02	0.04	0.05	(0.01)	0.02

Net realized and unrealized gain (loss) on investments	(0.74)	1.87	2.19	(3.48)	4.16	3.03

Total income (loss) from investment operations	(0.71)	1.89	2.23	(3.43)	4.15	3.05

Less Distributions to Shareholders from:

Net investment income	—	(0.03)	(0.04)	(0.05)	—	(0.03)

Net realized gain on investments	—	(0.16)	—	(0.60)	(1.04)	—

Total distributions to shareholders	—	(0.19)	(0.04)	(0.65)	(1.04)	(0.03)

Net Asset Value, End of Period	$18.28	$18.99	$17.29	$15.10	$19.18	$16.07

Total Return[2,4]	(3.74)%[5]	10.87%	14.78%	(17.94)%	26.02%	23.37%

Ratio of net expenses to average net assets[6]	0.82%[7,8]	0.82%[9]	0.82%[8]	0.81%[8]	0.81%[8]	0.83%

Ratio of gross expenses to average net assets[10]	0.82%[7,8]	0.82%	0.83%[8]	0.83%[8]	0.83%[8]	0.86%

Ratio of net investment income (loss) to average net assets[2]	0.33%[7]	0.13%	0.24%	0.29%	(0.07)%	0.19%

Portfolio turnover	12%[5]	21%	19%	25%	19%	29%

Net assets end of period (000’s) omitted	$356,401	$388,283	$347,178	$262,798	$198,961	$104,705

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Less than $(0.005) per share.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2025 and less than 0.01%, less than 0.01%, less than 0.01%, 0.01% and 0.01% for the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

[7]	Annualized.

[8]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%.

[9]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

23

Notes to Financial Statements (unaudited) June 30, 2025

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are: AMG GW&K Small Cap Core Fund (“Small Cap Core”), AMG GW&K Small Cap Value Fund (“Small Cap Value”) and AMG GW&K Small/Mid Cap Core Fund (“Small/Mid Cap Core”), each a “Fund” and collectively, the “Funds”.

Each Fund offers Class N shares, Class I shares and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the

Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

24

Notes to Financial Statements (continued)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from the issuer, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Funds had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended June 30, 2025, the impact on the expenses and expense ratios were as follows: Small Cap Core $37,047 or 0.01%, Small Cap Value $17,387 or 0.01% and Small/Mid Cap Core $8,256 or less than 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in

December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences for the Funds are primarily due to tax equalization utilized. Temporary differences for the Funds are primarily due to wash sale loss deferrals.

At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation

Small Cap Core	$417,964,948	$194,652,311	$(25,742,565)	$168,909,746

Small Cap Value	165,275,888	47,508,259	(9,110,405)	38,397,854

Small/Mid Cap Core	628,679,599	186,919,990	(54,318,315)	132,601,675

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2024, the Funds had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended December 31, 2025, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

25

Notes to Financial Statements (continued)

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for each applicable Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended June 30, 2025 (unaudited) and the fiscal year ended December 31, 2024, the capital stock transactions by class for the Funds were as follows:

	Small Cap Core				Small Cap Value

	June 30, 2025		December 31, 2024		June 30, 2025		December 31, 2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	9,178	$292,012	16,638	$524,608	76,873	$2,117,804	207,496	$6,388,178

Shares issued in reinvestment of distributions	—	—	8,619	292,459	—	—	368,628	11,818,227

Shares redeemed	(13,422)	(417,694)	(106,117)	(3,377,875)	(422,623)	(12,087,098)	(1,226,513)	(37,506,926)

Net decrease	(4,244)	$(125,682)	(80,860)	$(2,560,808)	(345,750)	$(9,969,294)	(650,389)	$(19,300,521)

Class I:

Shares sold	617,908	$19,880,426	1,991,905	$63,599,546	33,686	$957,137	116,110	$3,530,881

Shares issued in reinvestment of distributions	—	—	476,984	16,713,534	—	—	192,660	6,167,031

Shares redeemed	(1,947,674)	(61,424,291)	(3,020,597)	(96,388,827)	(138,722)	(3,915,851)	(706,983)	(22,004,980)

Net decrease	(1,329,766)	$(41,543,865)	(551,708)	$(16,075,747)	(105,036)	$(2,958,714)	(398,213)	$(12,307,068)

Class Z:

Shares sold	413,759	$12,733,947	1,243,350	$41,111,763	3,911	$107,795	14,308	$446,714

Shares issued in reinvestment of distributions	—	—	239,251	8,388,123	—	—	17,277	550,626

Shares redeemed	(900,385)	(28,480,845)	(1,996,131)	(64,613,424)	(144,558)	(3,669,752)	(23,435)	(700,355)

Net increase (decrease)	(486,626)	$(15,746,898)	(513,530)	$(15,113,538)	(140,647)	$(3,561,957)	8,150	$296,985

	Small/Mid Cap Core

	June 30, 2025		December 31, 2024

	Shares	Amount	Shares	Amount

Class N:

Shares sold	16,203	$285,161	88,817	$1,610,150

Shares issued in reinvestment of distributions	—	—	21,766	428,557

Shares redeemed	(199,094)	(3,551,154)	(426,281)	(7,820,367)

Net decrease	(182,891)	$(3,265,993)	(315,698)	$(5,781,660)

Class I:

Shares sold	2,351,980	$41,876,574	6,769,243	$128,805,335

Shares issued in reinvestment of distributions	—	—	166,239	3,288,206

Shares redeemed	(2,484,823)	(43,620,241)	(4,495,902)	(85,071,337)

Net increase (decrease)	(132,843)	$(1,743,667)	2,439,580	$47,022,204

Class Z:

Shares sold	746,866	$13,441,445	4,324,974	$81,842,931

Shares issued in reinvestment of distributions	—	—	191,525	3,796,035

Shares redeemed	(1,702,953)	(30,924,163)	(4,144,594)	(75,120,181)

Net increase (decrease)	(956,087)	$(17,482,718)	371,905	$10,518,785

26

Notes to Financial Statements (continued)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in their share of the underlying collateral under such joint repurchase agreements and in their share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2025, the market value of Repurchase Agreements outstanding for Small Cap Core, Small Cap Value and Small/Mid Cap Core was $12,882,718, $6,561,024 and $4,490,977, respectively.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Funds and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC (“GW&K”), who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2025, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

Small Cap Core	0.70%

Small Cap Value	0.70%

Small/Mid Cap Core	0.62%

The fee paid to GW&K for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

The Investment Manager has contractually agreed, through at least May 1, 2026, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Small Cap Core, Small Cap Value and Small/Mid Cap Core to the annual rate of 0.90%, 0.90% and 0.82%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

For the six months ended June 30, 2025, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense	Repayment of
	Reimbursements	Prior Reimbursements

Small Cap Core	$22,621	—

Small Cap Value	59,496	—

Small/Mid Cap Core	14,285	$2,471

At June 30, 2025, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Small Cap Core	Small Cap Value	Small/Mid Cap Core

Less than 1 year	$6,079	$101,247	$43,655

1-2 years	60,185	100,560	62,375

2-3 years	31,032	117,980	39,168

Total	$97,296	$319,787	$145,198

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective

27

Notes to Financial Statements (continued)

purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund, except Small Cap Value, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund, except Small Cap Value, may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s, except Small Cap Value’s, average daily net assets attributable to the Class N shares. The portion of payments made under the plan by Class N shares of each Fund, except Small Cap Value, for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of each Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

For each of Class N and Class I shares of Small Cap Core and Small Cap Value, and for Small/Mid Cap Core Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2025, was as follows:

	Maximum Annual	Actual
	Amount	Amount
Fund	Approved	Incurred

Small Cap Core

Class N	0.15%	0.15%
Class I	0.05%	0.05%

Small Cap Value

Class N	0.25%	0.25%
Class I	0.05%	0.05%

Small/Mid Cap Core
Class I	0.05%	0.05%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2025, the Funds had no interfund loans outstanding. The Funds did not borrow during the six months ended June 30, 2025.

The following Funds utilized the interfund lending program during the six months ended June 30, 2025 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Small Cap Core	$1,225,291	1	$176	5.240%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2025, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Small Cap Core	$48,107,161	$109,990,417

Small Cap Value	30,655,070	46,338,127

Small/Mid Cap Core	93,154,095	96,326,234

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2025.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and

28

Notes to Financial Statements (continued)

the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable by a Fund at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2025, was as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Small Cap Core	$43,459,943	$2,059,718	$42,231,496	$44,291,214

Small Cap Value	26,419,975	4,262,024	23,001,982	27,264,006

Small/Mid Cap Core	17,361,690	11,977	17,765,263	17,777,240

The following table summarizes the securities received as collateral for securities lending at June 30, 2025:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Small Cap Core	U.S. Treasury Obligations	0.125%-5.000%	08/31/25-11/15/54

Small Cap Value	U.S. Treasury Obligations	0.125%-6.250%	08/31/25-11/15/54

Small/Mid Cap Core	U.S. Treasury Obligations	0.125%-5.000%	08/31/25-11/15/54

5. SEGMENT REPORTING

Each Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in each Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Funds’ president and chief financial officer. The CODM assesses the performance and makes operating decisions for each Fund primarily based on each Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes each Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of each Fund. As each Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject the Funds to various risks. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Fund. Please refer to each Fund’s prospectus for a description of the principal risks associated with investing in a particular Fund. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market; or (iii) price fluctuations.

Market Risk: Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions,

or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Management Risk: Because each Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Funds to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that GW&K’s investment techniques and risk analysis will produce the desired result.

Small- and Mid-Capitalization Stock Risk: The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Funds have substantial holdings within a particular sector, the risks associated with that sector increase.

Growth Stock Risk: The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Liquidity Risk: The Funds may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Funds may have to sell them at a loss.

Real Estate Industry Risk: Investments in the Funds may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Code.

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

29

Notes to Financial Statements (continued)

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2025:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Small Cap Core

BNP Paribas S.A.	$59,718	—	$59,718	$59,718	—

Cantor Fitzgerald Securities, Inc.	1,000,000	—	1,000,000	1,000,000	—

Citadel Securities LLC	1,000,000	—	1,000,000	1,000,000	—

Fixed Income Clearing Corp.	10,823,000	—	10,823,000	10,823,000	—

Total	$12,882,718	—	$12,882,718	$12,882,718	—

Small Cap Value

Cantor Fitzgerald Securities, Inc.	$1,065,413	—	$1,065,413	$1,065,413	—

CF Secured, LLC	1,065,413	—	1,065,413	1,065,413	—

Citadel Securities LLC	1,065,413	—	1,065,413	1,065,413	—

Deutsche Bank Securities, Inc.	65,785	—	65,785	65,785	—

State of Wisconsin Investment Board	1,000,000	—	1,000,000	1,000,000	—

Fixed Income Clearing Corp.	2,299,000	—	2,299,000	2,299,000	—

Total	$6,561,024	—	$6,561,024	$6,561,024	—

Small/Mid Cap Core

Citadel Securities LLC	$11,977	—	$11,977	$11,977	—

Fixed Income Clearing Corp.	4,479,000	—	4,479,000	4,479,000	—

Total	$4,490,977	—	$4,490,977	$4,490,977	—

9. RECENT ACCOUNTING UPDATE PRONOUNCEMENT

In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU.

10. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

30

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended June 30, 2025, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended June 30, 2025, is reflected as “Trustee fees and expenses” on the Statement of Operations and is set forth in the table below. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended June 30, 2025.

Trustee fees and expenses

AMG GW&K Small Cap Core Fund	$27,415

AMG GW&K Small Cap Value Fund	9,395

AMG GW&K Small/Mid Cap Core Fund	34,138

31

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

AMG GW&K Small Cap Core Fund, AMG GW&K Small Cap Value Fund, and AMG GW&K Small/Mid Cap Core Fund: Approval of Investment Management and Subadvisory Agreements on June 11, 2025

At an in-person meeting held on June 11, 2025, the Board of Trustees (the “Board” or the “Trustees”) of AMG Funds (the “Trust”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG GW&K Small Cap Core Fund, AMG GW&K Small Cap Value Fund, and AMG GW&K Small/Mid Cap Core Fund (each, a “Fund,” and collectively, the “Funds”), and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”); and (ii) the Subadvisory Agreement with respect to each Fund, as amended at any time prior to the date of the meeting (collectively, the “Subadvisory Agreements”), with GW&K Investment Management, LLC, the Funds’ subadviser (the “Subadviser”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, including management fees, the profitability of the Investment Manager and the Subadviser, and the potential for economies of scale that may be shared with the Funds, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 11, 2025 meeting and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the

32

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered the gross performance of each Fund as compared to the Subadviser’s relevant performance composite that utilizes a similar investment strategy and approach, and noted that the Board reviews on a quarterly basis detailed information about both a Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources, and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the management of the Funds’ subadviser during the period regarding the factors that contributed to the performance of the Funds.

With respect to AMG GW&K Small Cap Core Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2025, was above, below, below, and above, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 2000 Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s outperformance relative to the Fund Benchmark and more recent outperformance relative to the Peer Group. The Trustees also took into account the fact that the Fund ranked in the top quintile relative to its Peer Group for the 1-year period and the Fund’s Class N shares ranked in the top third relative to its Peer Group for the 10-year period. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K Small Cap Value Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2025, was above, above, above, and below, respectively, the median performance of the Peer Group and above, above, above, and below, respectively, the performance of the Fund Benchmark, the Russell 2000 Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s outperformance relative to the Peer Group and the Fund Benchmark and the fact that the Fund ranked in the top quintile relative to its Peer Group for the 5-year period. The Trustees also took into account the fact that the Fund’s subadviser and investment strategy changed effective December 4, 2020, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K Small/Mid Cap Core Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, and 5-year periods ended March 31, 2025 and for the period from the Fund’s inception on June 30, 2015 through March 31, 2025 was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the Russell 2500 Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to its Peer Group and Fund Benchmark and the fact that Class I shares of the Fund ranked in the top quintile relative to its Peer Group for the 2020 calendar year and in the top third relative to its Peer Group for the 2021 calendar year. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies, as well as overall market conditions.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 11, 2025 meeting and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also, with respect to economies of scale, the Trustees

33

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from these relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also, with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG GW&K Small Cap Core Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2025, were both rated in the Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2026, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.90%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Small Cap Value Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2025, were both rated in the Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2026, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.90%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Small/Mid Cap Core Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2025, were rated in the Average and Above Average rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the

Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2026, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.82%. The Trustees took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 11, 2025, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

34

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THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at wealth.amg.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

wealth.amg.com	063025	SAR089

SEMI-ANNUAL FINANCIAL STATEMENTS

AMG Funds

June 30, 2025

AMG GW&K ESG Bond Fund
Class N: MGFIX | Class I: MGBIX

AMG GW&K Municipal Bond Fund
Class N: GWMTX | Class I: GWMIX

AMG GW&K Municipal Enhanced Yield Fund
Class N: GWMNX | Class I: GWMEX | Class Z: GWMZX

wealth.amg.com	063025 SAR088

AMG Funds Semi-Annual Financial Statements — June 30, 2025 (unaudited)

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedules of Portfolio Investments

AMG GW&K ESG Bond Fund	2

AMG GW&K Municipal Bond Fund	7

AMG GW&K Municipal Enhanced Yield Fund	13

Statement of Assets and Liabilities	16

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	18

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	19

Detail of changes in assets for the past two fiscal periods

Financial Highlights	20

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	27

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	35

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	36

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (unaudited) June 30, 2025

	Principal Amount	Value

Corporate Bonds and Notes - 49.2%
Basic Materials - 3.4%

Air Products and Chemicals, Inc. 2.700%, 05/15/40	$1,900,000	$1,382,270

Avient Corp. 6.250%, 11/01/31[1]	1,575,000	1,589,723

Celanese US Holdings LLC 7.050%, 11/15/30[2]	2,049,000	2,156,483

Cleveland-Cliffs, Inc. 7.000%, 03/15/32[1,3]	2,000,000	1,885,323

FMC Corp.
(8.450% to 08/01/30 then U.S. Treasury Yield Curve CMT 5 year + 4.366%), 8.450%, 11/01/55[4,5]	1,718,000	1,758,156

FMG Resources August 2006 Pty, Ltd. (Australia) 4.500%, 09/15/27[1]	2,000,000	1,975,962

Methanex Corp. (Canada) 5.125%, 10/15/27	1,205,000	1,200,896

Total Basic Materials		11,948,813

Communications - 2.3%

CCO Holdings LLC/CCO Holdings Capital Corp. 4.500%, 05/01/32	2,500,000	2,328,107

Cisco Systems, Inc. 5.500%, 01/15/40	1,400,000	1,446,099

Comcast Corp. 4.650%, 02/15/33[3]	867,000	861,611

Lamar Media Corp. 4.875%, 01/15/29	1,800,000	1,779,333

Verizon Communications, Inc. 5.500%, 02/23/54[3]	1,625,000	1,570,432

Total Communications		7,985,582

Consumer, Cyclical - 9.6%

Advance Auto Parts, Inc. 1.750%, 10/01/27	850,000	793,513

Air Canada Pass-Through Trust (Canada) Series 20-1, C, 10.500%, 07/15/26[1]	1,000,000	1,051,370

Aramark Services, Inc. 5.000%, 02/01/28[1]	1,785,000	1,777,817

AutoNation, Inc. 3.850%, 03/01/32	1,600,000	1,473,949

Bath & Body Works, Inc. 6.875%, 11/01/35[3]	940,000	974,904

Carnival Corp. (Panama) 6.650%, 01/15/28	850,000	875,778

Delta Air Lines, Inc. 5.250%, 07/10/30	1,750,000	1,761,233

Hyatt Hotels Corp. 5.750%, 03/30/32[3]	1,425,000	1,462,929

KB Home 4.800%, 11/15/29[3]	1,222,000	1,190,064

	Principal Amount	Value

M/I Homes, Inc. 3.950%, 02/15/30	$335,000	$313,356
4.950%, 02/01/28	1,000,000	993,657

Magna International, Inc. (Canada) 5.875%, 06/01/35[3]	1,752,000	1,798,068

Marriott Ownership Resorts, Inc. 4.750%, 01/15/28[3]	1,600,000	1,564,730

Mattel, Inc. 3.750%, 04/01/29[1]	1,075,000	1,030,042
6.200%, 10/01/40	911,000	917,014

MGM Resorts International 6.125%, 09/15/29[3]	1,000,000	1,017,146

Murphy Oil USA, Inc. 4.750%, 09/15/29	1,050,000	1,031,718

Penske Automotive Group, Inc. 3.750%, 06/15/29	1,500,000	1,422,871

PulteGroup, Inc. 6.000%, 02/15/35	2,050,000	2,146,949

Royal Caribbean Cruises, Ltd. (Liberia) 6.000%, 02/01/33[1]	875,000	891,867

Sally Holdings LLC/Sally Capital, Inc. 6.750%, 03/01/32[3]	1,303,000	1,337,670

Toll Brothers Finance Corp. 4.875%, 03/15/27	750,000	752,465

Travel + Leisure Co. 4.625%, 03/01/30[1]	575,000	551,280
6.000%, 04/01/27[2]	475,000	479,216

United Airlines, Inc. Pass-Through Trust Series 2024-1, AA, 5.450%, 02/15/37	1,898,334	1,915,837

Walmart, Inc. 4.050%, 06/29/48	1,850,000	1,531,438

Whirlpool Corp. 4.750%, 02/26/29[3]	1,800,000	1,769,841

Yum! Brands, Inc. 3.625%, 03/15/31[3]	1,110,000	1,024,526

Total Consumer, Cyclical		33,851,248

Consumer, Non-cyclical - 6.9%

Advocate Health & Hospitals Corp. 4.272%, 08/15/48	1,670,000	1,379,922

Anheuser-Busch InBev Worldwide, Inc. 4.375%, 04/15/38	1,900,000	1,772,831

APi Group DE, Inc. 4.125%, 07/15/29[1]	1,255,000	1,196,529

Centene Corp. 3.375%, 02/15/30	2,670,000	2,459,160

CommonSpirit Health 3.347%, 10/01/29	600,000	573,727

Elanco Animal Health, Inc. 6.650%, 08/28/28[2]	950,000	988,207

Encompass Health Corp. 4.750%, 02/01/30[3]	1,050,000	1,036,673

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Consumer, Non-cyclical - 6.9% (continued)

The Ford Foundation Series 2020, 2.415%, 06/01/50	$2,690,000	$1,565,889

HCA, Inc. 3.500%, 09/01/30	1,550,000	1,465,731

Herc Holdings, Inc. 7.000%, 06/15/30[1]	2,000,000	2,088,715

Kraft Heinz Foods Co. 4.625%, 10/01/39	2,480,000	2,224,560

Prime Security Services Borrower LLC/Prime Finance, Inc. 5.750%, 04/15/26[1]	882,000	886,574

Sysco Corp. 2.400%, 02/15/30	1,000,000	914,695

Teleflex, Inc. 4.250%, 06/01/28[1]	2,045,000	1,997,948

Tenet Healthcare Corp. 4.625%, 06/15/28	1,735,000	1,713,245

Teva Pharmaceutical Finance Netherlands III, B.V. (Netherlands) 5.125%, 05/09/29[3]	2,300,000	2,313,250

Total Consumer, Non-cyclical		24,577,656

Financials - 13.8%

Air Lease Corp., MTN 5.200%, 07/15/31	825,000	842,905

Aircastle, Ltd./Aircastle Ireland DAC (Bermuda) 5.750%, 10/01/31[1]	1,975,000	2,029,291

Ally Financial, Inc.
(5.543% to 01/17/30 then SOFR Index + 1.730%), 5.543%, 01/17/31[4,5]	1,443,000	1,463,276

Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month SOFR + 1.782%), 4.330%, 03/15/50[4,5]	2,775,000	2,304,598
(5.872% to 09/15/33 then SOFR + 1.840%), 5.872%, 09/15/34[4,5]	3,050,000	3,218,543

The Bank of New York Mellon Corp.
Series H, (3.700% to 03/20/26 then U.S. Treasury Yield Curve CMT 5 year + 3.352%), 3.700%, 03/20/26[3,4,5,6]	2,000,000	1,981,158

Boston Properties LP 2.550%, 04/01/32	1,730,000	1,459,456

Capital One Financial Corp.
(7.964% to 11/02/33 then SOFR Index + 3.370%), 7.964%, 11/02/34[4,5]	1,950,000	2,266,658

The Charles Schwab Corp.
Series K, (5.000% to 06/01/27 then U.S. Treasury Yield Curve CMT 5 year + 3.256%), 5.000%, 06/01/27[4,5,6]	1,773,000	1,766,752

Citigroup, Inc.
Series T, (6.250% to 08/15/26 then 3 month SOFR + 4.779%), 6.250%, 08/15/26[3,4,5,6]	825,000	833,061

	Principal Amount	Value

Citigroup, Inc.
Series AA, (7.625% to 11/15/28 then U.S. Treasury Yield Curve CMT 5 year + 3.211%), 7.625%, 11/15/28[4,5,6]	$1,278,000	$1,344,957

The Goldman Sachs Group, Inc.
(6.561% to 10/24/33 then SOFR + 1.950%), 6.561%, 10/24/34[4,5]	1,650,000	1,824,449
(6.850% to 02/10/30 then U.S. Treasury Yield Curve CMT 5 year + 2.461%), 6.850%, 02/10/30[4,5,6]	1,795,000	1,852,419

Huntington Bancshares, Inc.
(4.443% to 08/04/27 then SOFR + 1.970%), 4.443%, 08/04/28[4,5]	1,080,000	1,079,402

JPMorgan Chase & Co.
(3.157% to 04/22/41 then SOFR + 1.460%), 3.157%, 04/22/42[4,5]	2,710,000	2,043,441

KeyCorp, MTN 4.100%, 04/30/28	1,095,000	1,088,097

M&T Bank Corp.
(7.413% to 10/30/28 then SOFR + 2.800%), 7.413%, 10/30/29[3,4,5]	1,837,000	1,992,330

MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[4,5,6]	2,880,000	2,865,121

Morgan Stanley
(4.431% to 01/23/29 then 3 month SOFR + 1.890%), 4.431%, 01/23/30[4,5]	1,548,000	1,545,824

OneMain Finance Corp. 6.625%, 01/15/28	950,000	981,045

The PNC Financial Services Group, Inc.
(5.068% to 01/24/33 then SOFR + 1.933%), 5.068%, 01/24/34[4,5]	2,386,000	2,397,874

SBA Communications Corp. 3.875%, 02/15/27	1,015,000	999,370

SLM Corp. 6.500%, 01/31/30[3]	1,400,000	1,469,489

Starwood Property Trust, Inc. 4.375%, 01/15/27[1]	1,775,000	1,758,362

Truist Financial Corp., MTN
(5.867% to 06/08/33 then SOFR + 2.361%), 5.867%, 06/08/34[4,5]	2,213,000	2,311,899

US Bancorp
(5.775% to 06/12/28 then SOFR + 2.020%), 5.775%, 06/12/29[4,5]	1,400,000	1,453,773

Wells Fargo & Co., MTN
(3.350% to 03/02/32 then SOFR + 1.500%), 3.350%, 03/02/33[4,5]	2,025,000	1,849,331
(7.625% to 09/15/28 then U.S. Treasury Yield Curve CMT 5 year + 3.606%), 7.625%, 09/15/28[3,4,5,6]	1,462,000	1,570,257

Total Financials		48,593,138

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 6.4%

Ball Corp. 2.875%, 08/15/30	$3,625,000	$3,267,882

BWX Technologies, Inc. 4.125%, 06/30/28[1]	1,210,000	1,180,439

Clean Harbors, Inc. 4.875%, 07/15/27[1]	1,270,000	1,263,770

Coherent Corp. 5.000%, 12/15/29[1,3]	2,000,000	1,964,264

Graphic Packaging International LLC 3.500%, 03/01/29[1]	2,600,000	2,452,251

Jacobs Engineering Group, Inc. 5.900%, 03/01/33	3,168,000	3,296,611

Mueller Water Products, Inc. 4.000%, 06/15/29[1]	2,650,000	2,544,102

OI European Group, B.V. (Netherlands) 4.750%, 02/15/30[1,3]	1,500,000	1,442,916

Owens Corning 7.000%, 12/01/36[2]	1,800,000	2,019,311

Sonoco Products Co. 2.850%, 02/01/32[3]	1,822,000	1,600,346

United Parcel Service, Inc. 6.200%, 01/15/38	1,500,000	1,637,246

Total Industrials		22,669,138

Technology - 4.0%

Dell International LLC/EMC Corp. 8.100%, 07/15/36	972,000	1,171,540

Kyndryl Holdings, Inc. 3.150%, 10/15/31	2,375,000	2,144,875

Micron Technology, Inc. 5.875%, 02/09/33	1,400,000	1,459,980

Microsoft Corp. 2.525%, 06/01/50	2,450,000	1,514,024

MSCI, Inc. 3.250%, 08/15/33[1]	2,015,000	1,765,803

Open Text Holdings, Inc. 4.125%, 02/15/30[1]	1,125,000	1,063,254

SK Hynix, Inc. (South Korea) 2.375%, 01/19/31[1]	2,800,000	2,475,156

Twilio, Inc. 3.625%, 03/15/29	600,000	571,226
3.875%, 03/15/31[3]	2,194,000	2,051,984

Total Technology		14,217,842

Utilities - 2.8%

Dominion Energy, Inc.
Series B, (7.000% to 03/03/34 then U.S. Treasury Yield Curve CMT 5 year + 2.511%), 7.000%, 06/01/54[4,5]	2,189,000	2,348,648

DPL, Inc. 4.350%, 04/15/29	1,000,000	967,686

	Principal Amount	Value

Duke Energy Corp. 2.550%, 06/15/31[3]	$1,995,000	$1,777,619
(6.450% to 06/01/34 then U.S. Treasury Yield Curve CMT 5 year + 2.588%), 6.450%, 09/01/54[3,4,5]	2,290,000	2,353,691

Exelon Corp.
(6.500% to 12/15/34 then U.S. Treasury Yield Curve CMT 5 year + 1.975%), 6.500%, 03/15/55[3,4,5]	2,315,000	2,354,739

Total Utilities		9,802,383

Total Corporate Bonds and Notes

(Cost $178,001,262)		173,645,800

Asset-Backed Securities - 3.6%

Carmax Auto Owner Trust
Series 2025-1, Class A2A 4.630%, 03/15/28	1,547,000	1,548,490

Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 5.250%, 02/25/49[1]	3,050,000	3,066,280

Elmwood CLO II, Ltd.
Series 2019-2A, Class A1RR (3 month SOFR + 1.350%, Cap N/A, Floor 1.350%), 5.619%, 10/20/37[1,5]	1,715,000	1,720,574

Ford Credit Auto Owner Trust
Series 2022-B, Class A4 3.930%, 08/15/27	1,603,000	1,598,117

John Deere Owner Trust
Series 2022-A, Class A4 2.490%, 01/16/29	2,206,000	2,195,950

Palmer Square CLO, Ltd.
Series 2018-2A, Class A1R (3 month SOFR + 1.530%, Cap N/A, Floor 1.530%), 5.791%, 04/16/37[1,5]	990,000	995,486

Santander Drive Auto Receivables Trust
Series 2022-7, Class B 5.950%, 01/17/28	1,436,548	1,440,755

Toyota Auto Receivables Owner Trust
Series 2021-B, Class A4 0.530%, 10/15/26	238,906	238,501

Total Asset-Backed Securities
(Cost $12,766,392)		12,804,153

Mortgage-Backed Securities - 3.7%

Chase Home Lending Mortgage Trust
Series 2024-1, Class A6 6.500%, 01/25/55[1,5]	990,398	999,984

Connecticut Avenue Securities Trust
Series 2024-R01, Class 1M1 5.355%, 01/25/44[1,5]	1,150,187	1,149,474
Series 2024-R02, Class 1M1 5.405%, 02/25/44[1,5]	897,559	897,273
Series 2024-R06, Class 1A1 5.455%, 09/25/44[1,5]	738,274	740,794

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

DATA Mortgage Trust
Series 2023-CNTR, Class A 5.919%, 08/12/43[1,5]	$1,900,000	$1,921,509

FREMF Mortgage Trust
Series 2016-K53, Class B 4.187%, 03/25/49[1,5]	2,300,000	2,282,696

GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ4, Class A6 2.500%, 09/25/51[1,5]	2,511,552	2,338,482
Series 2021-PJ9, Class A8 2.500%, 02/26/52[1,5]	1,471,105	1,302,608

JP Morgan Mortgage Trust
Series 2021-7, Class A6 2.500%, 11/25/51[1,5]	1,720,154	1,603,120

Total Mortgage-Backed Securities (Cost $13,162,342)		13,235,940

Municipal Bonds - 3.9%

California Health Facilities Financing Authority 4.190%, 06/01/37	3,395,000	3,177,787

California State General Obligation, School Improvements, Build America Bonds 7.550%, 04/01/39	2,030,000	2,432,918

Dallas Fort Worth International Airport, Series A 4.507%, 11/01/51	1,000,000	862,348

JobsOhio Beverage System, Series A 2.833%, 01/01/38	3,700,000	3,045,124

New Jersey Economic Development Authority, Pension Funding, Series A (National Insured) 7.425%, 02/15/29	3,300,000	3,485,234

Port Authority of New York & New Jersey 6.040%, 12/01/29	550,000	589,800

Total Municipal Bonds (Cost $15,708,786)		13,593,211

U.S. Government and Agency Obligations - 38.0%

Fannie Mae - 16.3%

FNMA
3.500%, 02/01/35 to 08/01/49	23,494,437	22,105,578
4.000%, 07/01/44 to 06/01/49	17,290,692	16,446,004
4.500%, 05/01/48 to 11/01/52	6,887,318	6,733,773
5.000%, 05/01/50	2,268,558	2,265,100
5.500%, 11/01/52	5,113,283	5,153,911
6.500%, 02/01/54	4,688,458	4,892,417

Total Fannie Mae		57,596,783

Freddie Mac - 11.0%

FHLMC
2.000%, 03/01/36	6,227,646	5,705,500
3.000%, 04/01/51	10,700,953	9,357,747
3.500%, 02/01/50	4,187,095	3,807,802
4.500%, 10/01/48 to 12/01/48	7,645,574	7,432,591
5.500%, 07/01/53	5,695,333	5,764,800

	Principal Amount	Value

Freddie Mac REMICS
Series 5106, Class KA 2.000%, 03/25/41	$3,815,288	$3,583,965
Series 5297, Class DA 5.000%, 12/25/52	1,751,095	1,744,584

Freddie Mac STACR REMIC Trust
Series 2024-DNA1, Class M1 5.655%, 02/25/44[1,5]	1,354,535	1,357,139

Total Freddie Mac		38,754,128

U.S. Treasury Obligations - 10.7%

U.S. Treasury Bonds 1.250%, 05/15/50	5,625,000	2,701,758
1.875%, 02/15/51	9,097,000	5,109,955
2.250%, 05/15/41	15,359,000	11,154,474
2.500%, 02/15/46	1,796,000	1,244,572
3.125%, 05/15/48	10,968,000	8,321,541
3.625%, 02/15/53	6,760,000	5,518,378
3.875%, 02/15/43	4,324,000	3,870,656

Total U.S. Treasury Obligations		37,921,334

Total U.S. Government and Agency Obligations (Cost $156,250,938)		134,272,245

Short-Term Investments - 7.3%

Joint Repurchase Agreements - 6.5%[7]

Bethesda Securities LLC, dated 06/30/25, due 07/01/25, 4.480% total to be received $5,448,300 (collateralized by various U.S. Government Agency Obligations, 2.500% -6.000%, 10/01/27 - 02/01/57, totaling $5,556,574)	5,447,622	5,447,622

Citadel Securities LLC, dated 06/30/25, due 07/01/25, 4.470% total to be received $5,735,051 (collateralized by various U.S. Treasuries, 0.000% - 4.625%, 07/15/25 -05/15/55, totaling $5,849,752)	5,734,339	5,734,339

Marex Capital Markets, Inc., dated 06/30/25, due 07/01/25, 4.480% total to be received $5,448,300 (collateralized by various U.S. Government Agency Obligations, 2.000% -7.000%, 12/01/29 - 06/20/55, totaling $5,556,574)	5,447,622	5,447,622

State of Wisconsin Investment Board, dated 06/30/25, due 07/01/25, 4.480% total to be received $5,448,300 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/15/26 -02/15/54, totaling $5,540,195)	5,447,622	5,447,622

TD Securities LLC, dated 06/30/25, due 07/01/25, 4.400% total to be received $862,094 (collateralized by a U.S. Treasury, 4.750%, 05/15/55, totaling $879,229)	861,989	861,989

Total Joint Repurchase Agreements		22,939,194

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Repurchase Agreements - 0.8%

Fixed Income Clearing Corp., dated 06/30/25, due 07/01/25, 4.100% total to be received $2,846,324 (collateralized by a U.S. Treasury Note, 4.500%, 05/31/29, totaling $2,903,021)	$2,846,000	$2,846,000

Total Short-Term Investments (Cost $25,785,194)		25,785,194

Value

Total Investments - 105.7% (Cost $401,674,914)	$373,336,543

Other Assets, less Liabilities - (5.7)%	(20,180,364)

Net Assets - 100.0%	$353,156,179

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the value of these securities amounted to $57,238,177 or 16.2% of net assets.

[2]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[3]

Some of these securities, amounting to $34,389,276 or 9.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[4]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date.

[5]

Variable rate security. The rate shown is based on the latest available information as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[6]	Perpetuity Bond. The date shown represents the next call date.

[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Co.

FHLMC	Freddie Mac

FNMA	Fannie Mae

MTN	Medium-Term Note

National Insured	National Public Finance Guarantee Corp.

REMICS	Real Estate Mortgage Investment Conduit

SOFR	Secured Overnight Financing Rate

STACR	Structured Agency Credit Risk

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Corporate Bonds and Notes†	—	$173,645,800	—	$173,645,800

Asset-Backed Securities	—	12,804,153	—	12,804,153

Mortgage-Backed Securities	—	13,235,940	—	13,235,940

Municipal Bonds	—	13,593,211	—	13,593,211

U.S. Government and Agency Obligations†	—	134,272,245	—	134,272,245

Short-Term Investments

Joint Repurchase Agreements	—	22,939,194	—	22,939,194

Repurchase Agreements	—	2,846,000	—	2,846,000

Total Investments in Securities	—	$373,336,543	—	$373,336,543

†

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (unaudited) June 30, 2025

	Principal Amount	Value

Municipal Bonds - 100.2%
Alabama - 1.2%

Alabama Public School and College Authority, Series A 5.000%, 11/01/34	$5,000,000	$5,399,568

County of Jefferson Sewer Revenue 5.250%, 10/01/49	5,810,000	5,874,408

Total Alabama		11,273,976

Arizona - 0.4%

Maricopa County Industrial Development Authority, Series D,
5.000%, 12/01/40	2,150,000	2,240,085
5.000%, 12/01/41	1,000,000	1,031,059

Total Arizona		3,271,144

California - 3.1%

California Municipal Finance Authority, Community Medical Centers, Series A
5.000%, 02/01/31	900,000	914,355

Los Angeles Department of Water & Power, Series A, (BAM) 5.000%, 07/01/43	1,250,000	1,301,592

Los Angeles Department of Water & Power, Series B, 5.000%, 07/01/31	2,955,000	3,211,071
5.000%, 07/01/32	4,230,000	4,618,340
5.000%, 07/01/33	3,550,000	3,896,757

San Francisco City & County Airport Commission, San Francisco International Airport, Series A, 5.000%, 05/01/32	3,000,000	3,198,697
5.000%, 05/01/34	5,010,000	5,197,011
5.000%, 05/01/35	5,800,000	5,990,314

Total California		28,328,137

Colorado - 0.5%

Colorado Health Facilities Authority, Series A 5.000%, 08/01/33	4,260,000	4,468,847

Connecticut - 2.2%

Connecticut State Health & Educational Facilities Authority, 5.000%, 07/01/31	6,205,000	6,668,330
5.000%, 07/01/33	2,750,000	2,951,506
5.000%, 07/01/34	3,100,000	3,305,284

State of Connecticut Special Tax Obligation, Transportation Infrastructure, Series B 5.000%, 10/01/35	7,500,000	7,830,078

Total Connecticut		20,755,198

District of Columbia - 0.6%

District of Columbia, Series B 5.000%, 06/01/31	5,080,000	5,371,054

Florida - 5.4%

County of Miami-Dade Aviation Revenue, Series A 5.000%, 10/01/35	5,000,000	5,331,933

	Principal Amount	Value

Escambia County Health Facilities Authority 5.000%, 08/15/37	$6,000,000	$6,174,619

Florida Development Finance Corp. 4.000%, 11/15/33	10,000,000	10,038,450

Florida Housing Finance Corp., Series 3, (GNMA FNMA FHLMC) 4.500%, 07/01/44	4,995,000	4,789,505

Lee County Industrial Development Authority, Series 1 5.000%, 04/01/34	3,145,000	3,276,432

Miami-Dade County Educational Facilities Authority, Series B 5.250%, 04/01/36	5,000,000	5,604,653

Orange County Health Facilities Authority, Series A 5.000%, 10/01/31	4,525,000	4,593,037

State Board of Administration Finance Corp., Series A 5.526%, 07/01/34	10,000,000	10,260,415

Total Florida		50,069,044

Georgia - 1.4%

Private Colleges & Universities Authority, Series A, 5.000%, 09/01/32	6,500,000	7,250,410
5.000%, 09/01/33	5,000,000	5,618,699

Total Georgia		12,869,109

Illinois - 11.6%

Chicago O’Hare International Airport, Senior Lien, Series A, 5.000%, 01/01/36	10,050,000	10,214,303
5.000%, 01/01/38	5,500,000	5,543,556

Chicago O’Hare International Airport, Series A 5.250%, 01/01/41	2,000,000	2,085,874

Chicago Transit Authority Sales Tax Receipts Fund, Series A, 5.000%, 12/01/43	3,000,000	3,064,244
5.000%, 12/01/44	5,000,000	5,084,739

Illinois Finance Authority, Series A, 4.000%, 08/15/37	5,910,000	5,635,038
5.000%, 04/01/34	4,640,000	5,165,552

Illinois Finance Authority, Series B 5.000%, 04/01/35	2,970,000	3,289,910

Illinois State Toll Highway Authority, Senior Revenue, Series A, 5.000%, 01/01/30	5,000,000	5,352,640
5.000%, 12/01/31	9,735,000	9,810,294
5.000%, 01/01/36	3,000,000	3,303,217

Metropolitan Water Reclamation District of Greater Chicago, Series A, 5.000%, 12/01/39	5,000,000	5,378,809
5.000%, 12/01/40	5,000,000	5,357,064

State of Illinois 5.000%, 02/01/33	7,255,000	7,884,197

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Illinois - 11.6% (continued)

State of Illinois Sales Tax Revenue, Series B 5.000%, 06/15/37	$6,000,000	$6,503,224

State of Illinois, Series A 5.250%, 03/01/37	8,500,000	9,019,279

State of Illinois, Series B, 5.000%, 05/01/34	10,000,000	10,696,883
5.250%, 05/01/42	2,000,000	2,067,048
5.250%, 05/01/45	2,000,000	2,032,876

Total Illinois		107,488,747

Indiana - 0.6%

Indiana Finance Authority, Series A 5.000%, 02/01/32	5,000,000	5,499,233

Iowa - 1.1%

Iowa Finance Authority, State Revolving Fund Green Bond 5.000%, 08/01/30	10,025,000	10,423,169

Kentucky - 4.2%

Kentucky State Property & Building Commission, Series A, 5.000%, 10/01/32	2,000,000	2,237,273
5.000%, 10/01/37	5,650,000	6,164,074
5.000%, 04/01/40	7,750,000	8,237,762
5.000%, 04/01/41	8,500,000	8,947,703

Kentucky State Property & Building Commission, Series B, 5.000%, 04/01/34	6,310,000	7,114,944
5.000%, 04/01/35	5,595,000	6,296,470

Total Kentucky		38,998,226

Louisiana - 2.1%

Louisiana Public Facilities Authority 5.500%, 09/01/54	2,500,000	2,544,890

Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/40	2,750,000	2,879,707
5.000%, 07/01/42	11,500,000	11,809,144

State of Louisiana, Series A 5.000%, 09/01/30	2,000,000	2,121,490

Total Louisiana		19,355,231

Maryland - 1.3%

Maryland Stadium Authority 5.000%, 06/01/40	2,500,000	2,666,998

Maryland Stadium Authority Sports Entertainment Facilities Revenue 5.000%, 06/15/37	3,320,000	3,629,843

Maryland State Transportation Authority 5.000%, 07/01/33	5,000,000	5,435,216

Total Maryland		11,732,057

Massachusetts - 1.1%

Massachusetts Development Finance Agency, 5.250%, 07/01/48	4,250,000	4,208,275
5.500%, 07/01/45	1,490,000	1,509,280

	Principal Amount	Value

Massachusetts Development Finance Agency, Series 1, 5.000%, 07/01/40	$1,870,000	$1,943,097
5.000%, 07/01/41	2,095,000	2,155,555

Total Massachusetts		9,816,207

Michigan - 3.6%

Great Lakes Water Authority Sewage Disposal System Revenue, Series B, 5.000%, 07/01/34	10,000,000	11,339,833
5.000%, 07/01/35	8,000,000	8,936,757

Great Lakes Water Authority Water Supply System Revenue, Series A 5.000%, 07/01/35	2,500,000	2,809,913

Michigan Finance Authority, Henry Ford Health System 5.000%, 11/15/29	3,500,000	3,578,117

Michigan State Building Authority, Series I 5.000%, 04/15/33[1]	3,175,000	3,571,981

Michigan State Housing Development Authority, Series A 4.850%, 12/01/45	3,000,000	2,981,353

Total Michigan		33,217,954

New Hampshire - 0.4%

New Hampshire Business Finance Authority, Series A 5.000%, 12/01/35	3,000,000	3,242,827

New Jersey - 6.9%

New Jersey Economic Development Authority, Series A 5.250%, 11/01/40	7,000,000	7,342,661

New Jersey Economic Development Authority, Series SSS, 5.250%, 06/15/36	3,000,000	3,302,268
5.250%, 06/15/37	2,000,000	2,180,347

New Jersey State Turnpike Authority, Series D 5.000%, 01/01/28	4,500,000	4,631,177

New Jersey Transportation Trust Fund Authority, Series A, 5.250%, 06/15/41	2,700,000	2,843,174
5.250%, 06/15/42	2,500,000	2,615,274

New Jersey Transportation Trust Fund Authority, Series B, 5.000%, 06/15/30	6,255,000	6,814,629
5.000%, 06/15/31	7,615,000	8,378,427
5.000%, 06/15/32	5,750,000	6,279,078
5.000%, 06/15/33	6,000,000	6,499,896

New Jersey Transportation Trust Fund Authority, Series BB 4.000%, 06/15/37	3,000,000	2,905,671

New Jersey Transportation Trust Fund Authority, Series CC 5.000%, 06/15/40	2,000,000	2,094,229

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

New Jersey - 6.9% (continued)

New Jersey Turnpike Authority, Series B, 5.000%, 01/01/33	$2,890,000	$3,245,848
5.000%, 01/01/34	1,000,000	1,127,271

South Jersey Transportation Authority, 5.000%, 11/01/39	1,150,000	1,184,924
5.000%, 11/01/41	2,615,000	2,672,911

Total New Jersey		64,117,785

New York - 21.0%

City of New York 5.000%, 08/01/34	5,000,000	5,562,272

City of New York, Series 1 5.000%, 09/01/40	5,000,000	5,334,536

City of New York, Series C, 5.000%, 08/01/33	1,500,000	1,621,751
5.000%, 08/01/34	3,250,000	3,492,835

City of New York, Series D 5.000%, 04/01/32	5,000,000	5,586,368

City of New York, Series F, 5.000%, 08/01/32	4,000,000	4,480,965
5.000%, 08/01/36	5,000,000	5,532,467

City of New York, Series L-5 5.000%, 04/01/33	6,500,000	7,103,158

Long Island Power Authority 5.000%, 09/01/35	5,030,000	5,271,055

Metropolitan Transportation Authority, Green Bond, Series B 5.000%, 11/15/27	7,475,000	7,830,612

Metropolitan Transportation Authority, Series A 5.000%, 11/15/37	7,460,000	8,048,646

Metropolitan Transportation Authority, Series F 5.000%, 11/15/28	4,760,000	4,788,164

New York City Transitional Finance Authority Building Aid Revenue, Series S-3, (State Aid Withholding) 5.000%, 07/15/31	5,080,000	5,350,862

New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1, 5.000%, 05/01/40	2,500,000	2,641,170
5.000%, 05/01/41	3,000,000	3,142,189

New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 5.000%, 02/01/37	7,000,000	7,409,795

New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 5.000%, 02/01/39	4,000,000	4,231,928

New York City Transitional Finance Authority, Series 1, 5.000%, 11/01/37	2,000,000	2,187,878
5.000%, 11/01/39	4,000,000	4,285,434

New York State Dormitory Authority 4.000%, 05/01/39	2,000,000	1,919,121

	Principal Amount	Value

New York State Dormitory Authority, Series A, 5.000%, 03/15/31	$7,670,000	$8,131,096
5.000%, 03/15/33	2,000,000	2,222,240
5.000%, 07/01/36	5,000,000	5,574,130
5.000%, 07/01/37	5,000,000	5,523,878
5.000%, 07/01/38	5,000,000	5,458,612
5.000%, 03/15/40	5,250,000	5,586,511
5.000%, 03/15/41	9,340,000	9,843,928

New York State Dormitory Authority, Series E 5.000%, 03/15/32	8,410,000	8,432,961

New York State Urban Development Corp. 5.000%, 03/15/32	5,000,000	5,446,243

New York Transportation Development Corp., 4.000%, 10/31/41	1,250,000	1,101,227
4.000%, 10/31/46	1,500,000	1,264,059
5.000%, 12/01/30	1,000,000	1,083,048
5.000%, 12/01/31	1,100,000	1,186,803
5.000%, 12/01/32	1,450,000	1,556,928
5.000%, 12/01/33	1,000,000	1,068,252
5.000%, 12/01/36	10,000,000	10,335,444
5.250%, 06/30/49	5,000,000	4,976,716
6.000%, 06/30/54	3,000,000	3,098,978

New York Transportation Development Corp. (AG) 5.000%, 06/30/49	2,010,000	1,978,404

New York Transportation Development Corp., Series A 5.500%, 12/31/54	4,500,000	4,533,233

Port Authority of New York & New Jersey, Series 221 5.000%, 07/15/32	5,000,000	5,281,057

Triborough Bridge & Tunnel Authority, Series A, 5.000%, 12/01/41	1,200,000	1,271,729
5.000%, 12/01/42	2,000,000	2,097,415
5.000%, 12/01/43	1,500,000	1,564,432

Total New York		194,438,530

North Carolina - 2.2%

County of Union Enterprise System Revenue, 1.750%, 06/01/34	3,300,000	2,671,883
1.750%, 06/01/35	4,225,000	3,317,344
1.850%, 06/01/36	4,315,000	3,320,716
2.125%, 06/01/40	3,350,000	2,381,410

North Carolina Turnpike Authority, Series A, (AG) 5.000%, 01/01/58	9,000,000	9,011,970

Total North Carolina		20,703,323

North Dakota - 0.3%

North Dakota Housing Finance Agency, Series A 4.940%, 07/01/45	3,000,000	2,984,216

Ohio - 1.4%

Columbus Regional Airport Authority, Series A, 5.000%, 01/01/34	1,300,000	1,395,547
5.000%, 01/01/35	1,200,000	1,285,025
5.000%, 01/01/36	2,500,000	2,651,322

Ohio Housing Finance Agency, Series A, (GNMA FNMA FHLMC) 4.350%, 09/01/44	2,960,000	2,835,377

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Ohio - 1.4% (continued)

Ohio State General Obligation, Series T 5.000%, 05/01/30	$5,000,000	$5,191,644

Total Ohio		13,358,915

Oklahoma - 1.0%

Oklahoma Turnpike Authority, Series B, 5.000%, 01/01/39[1]	2,650,000	2,859,044
5.000%, 01/01/40[1]	2,115,000	2,251,603
5.000%, 01/01/41[1]	1,750,000	1,832,547
5.000%, 01/01/42[1]	2,000,000	2,075,593

Total Oklahoma		9,018,787

Pennsylvania - 4.1%

Allegheny County Airport Authority, Series A, 5.000%, 01/01/31	1,350,000	1,442,898
5.000%, 01/01/32	2,215,000	2,352,282

City of Philadelphia, Series C, 5.000%, 08/01/33	1,190,000	1,337,303
5.000%, 08/01/34	1,605,000	1,802,969
5.000%, 08/01/35	2,000,000	2,240,815

Commonwealth Financing Authority, Pennsylvania Tobacco 5.000%, 06/01/32	7,910,000	8,210,720

Hospitals & Higher Education Facilities Authority of Philadelphia, (AG) 4.000%, 07/01/38	2,500,000	2,405,919
4.000%, 07/01/39	2,000,000	1,898,149

Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/35	3,000,000	3,221,833
5.750%, 06/30/48	6,000,000	6,183,395

Pennsylvania Economic Development Financing Authority, Series B 5.000%, 03/15/39	1,020,000	1,065,710

Pennsylvania Housing Finance Agency, Series 146A 4.500%, 10/01/44	6,500,000	6,236,249

Total Pennsylvania		38,398,242

Rhode Island - 0.6%

Rhode Island Health and Educational Building Corp. 5.250%, 05/15/49	5,175,000	5,168,092

South Carolina - 1.9%

Richland County School District No 2, Series A, (South Carolina School District) 2.000%, 03/01/38	6,190,000	4,612,990
2.000%, 03/01/39	10,080,000	7,259,397

South Carolina Public Service Authority, Series B, 5.000%, 12/01/41	2,250,000	2,333,646
5.000%, 12/01/43	3,725,000	3,808,624

Total South Carolina		18,014,657

Tennessee - 0.7%

City of Chattanooga Electric System Revenue 2.000%, 09/01/39	8,925,000	6,349,549

	Principal Amount	Value

Texas - 13.7%

Central Texas Turnpike System, Series C, 5.000%, 08/15/39	$2,500,000	$2,649,672
5.000%, 08/15/40	1,500,000	1,578,627
5.000%, 08/15/41	1,500,000	1,564,187
5.000%, 08/15/42	1,000,000	1,034,266

City of Austin Electric Utility Revenue 5.000%, 11/15/35	5,000,000	5,522,724

City of Corpus Christi Utility System, Junior Lien Revenue Improvement 5.000%, 07/15/29	3,125,000	3,309,702

City of Houston Airport System, Series A, 4.000%, 07/01/35	1,100,000	1,087,773
4.000%, 07/01/36	1,100,000	1,066,327
5.000%, 07/01/34	2,835,000	2,991,342

City of Houston, Series A, 5.000%, 03/01/40	2,000,000	2,109,172
5.000%, 03/01/41	2,500,000	2,611,122
5.000%, 03/01/42	2,245,000	2,325,126

City of San Antonio Electric & Gas Systems, Series A, 5.000%, 02/01/31	8,715,000	9,644,275
5.000%, 02/01/34	5,460,000	6,112,463
5.000%, 02/01/35	3,000,000	3,324,578
5.000%, 02/01/37	3,010,000	3,187,275
5.000%, 02/01/38	2,985,000	3,133,666

City of San Antonio Electric & Gas Systems, Series D 5.000%, 02/01/39	6,455,000	6,947,194

County of Harris Toll Road First Lien, Series A 5.000%, 08/15/34	5,000,000	5,576,410

County of Harris Toll Road Revenue, Series A 5.000%, 08/15/36	4,000,000	4,406,000

Harris County-Houston Sports Authority, Series B, (AG) 5.000%, 11/15/44	2,115,000	2,159,264

Lamar Consolidated Independent School District 5.000%, 02/15/34	7,965,000	8,850,967

Lower Colorado River Authority 5.000%, 05/15/31	6,000,000	6,602,073

Lower Colorado River Authority, Series A, 5.000%, 05/15/31	2,300,000	2,530,795
5.000%, 05/15/32	2,000,000	2,217,793

North Texas Tollway Authority, 2nd Tier, Series B 5.000%, 01/01/32	3,010,000	3,080,784

North Texas Tollway Authority, Series A 5.250%, 01/01/38	4,500,000	4,842,427

North Texas Tollway Authority, Series B 5.000%, 01/01/33	7,735,000	8,599,443

Prosper Independent School District, Series A, (PSF-GTD) 1.750%, 02/15/34	3,565,000	2,889,333
1.750%, 02/15/35	5,155,000	4,056,094

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Texas - 13.7% (continued)

Texas Private Activity Bond Surface Transportation Corp., 5.500%, 06/30/41	$1,000,000	$1,031,870
5.500%, 06/30/42	1,000,000	1,026,003
5.500%, 06/30/43	1,000,000	1,021,911

Texas Private Activity Bond Surface Transportation Corp., Series A, 4.000%, 12/31/37	5,000,000	4,827,862
4.000%, 12/31/38	3,735,000	3,554,763

Total Texas		127,473,283

Utah - 2.5%

Downtown Revitalization Public Infrastructure District, Series A, (AG) 5.000%, 06/01/36	1,620,000	1,691,588
5.000%, 06/01/37	1,700,000	1,765,535

Intermountain Power Agency, 5.000%, 07/01/33	3,500,000	3,835,502
5.000%, 07/01/34	3,500,000	3,789,913

Intermountain Power Agency, Series A 5.000%, 07/01/34	5,250,000	5,629,277

Salt Lake City Corp. Airport Revenue, Series A 5.000%, 07/01/30	6,585,000	6,821,125

Total Utah		23,532,940

Virginia - 0.6%

Virginia Small Business Financing Authority, 4.000%, 01/01/37	3,000,000	2,850,049
4.000%, 01/01/38	3,000,000	2,816,739

Total Virginia		5,666,788

Washington - 0.9%

Port of Seattle, Series C 5.000%, 08/01/31	5,000,000	5,364,555

[1]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at June 30, 2025, amounted to $12,590,768 or 1.4% of net assets.

AG	Assured Guaranty

BAM	Build America Mutual Assurance Co.

FHLMC	Freddie Mac

	Principal Amount	Value

Washington Health Care Facilities Authority, Series A 5.000%, 08/01/38	$3,270,000	$3,330,940

Total Washington		8,695,495

West Virginia - 1.6%

West Virginia Hospital Finance Authority, Series B 6.000%, 09/01/48	5,250,000	5,621,081

West Virginia Parkways Authority, 5.000%, 06/01/37	1,750,000	1,867,458
5.000%, 06/01/38	2,000,000	2,116,900
5.000%, 06/01/39	5,150,000	5,413,901

Total West Virginia		15,019,340

Total Municipal Bonds
(Cost $963,467,304)		929,120,102

Short-Term Investments - 0.1%

Repurchase Agreements - 0.1%

Fixed Income Clearing Corp., dated 06/30/25, due 07/01/25, 4.100% total to be received $1,545,176 (collateralized by a U.S. Treasury Note, 4.500%, 05/31/29, totaling $1,575,949)	1,545,000	1,545,000

Total Short-Term Investments
(Cost $1,545,000)		1,545,000

Total Investments - 100.3%
(Cost $965,012,304)		930,665,102

Other Assets, less Liabilities - (0.3)%		(3,201,986)

Net Assets - 100.0%		$927,463,116

FNMA	Fannie Mae

GNMA	Ginnie Mae

PSF-GTD	Permanent School Fund Guaranteed

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2025:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds†	—	$929,120,102	—	$929,120,102

Short-Term Investments

Repurchase Agreements	—	1,545,000	—	1,545,000

Total Investments in Securities	—	$930,665,102	—	$930,665,102

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (unaudited) June 30, 2025

	Principal Amount	Value

Municipal Bonds - 98.3%

Alabama - 0.6%

County of Jefferson Sewer Revenue 5.500%, 10/01/53	$1,000,000	$1,025,102

California - 1.7%

California Municipal Finance Authority 5.000%, 05/15/48	1,005,000	967,607

California Municipal Finance Authority, Series A 4.000%, 02/01/51	1,000,000	815,384

Los Angeles Department of Water & Power, Series A 5.000%, 07/01/50	1,000,000	1,007,550

Total California		2,790,541

Colorado - 5.0%

Colorado Health Facilities Authority, Series A,
5.000%, 08/01/44	1,000,000	984,859
5.125%, 12/01/45	1,000,000	1,003,084

Public Authority for Colorado Energy Natural Gas Purchase Revenue 6.500%, 11/15/38	5,395,000	6,341,189

Total Colorado		8,329,132

Connecticut - 0.5%

Connecticut State Health & Educational Facilities Authority 4.000%, 07/01/42	1,000,000	898,510

Florida - 11.9%

Capital Trust Authority, Series A,
5.000%, 06/01/54[1]	1,000,000	884,846
5.000%, 06/01/64[1]	1,000,000	859,232

County of Miami-Dade Florida Seaport Department, Series A 5.250%, 10/01/52	1,000,000	986,833

Escambia County Health Facilities Authority 4.000%, 08/15/50	5,065,000	4,118,728

Florida Development Finance Corp.,
4.000%, 02/01/52	2,515,000	2,003,963
5.000%, 02/01/52	1,675,000	1,539,646

Hillsborough County Industrial Development Authority 4.000%, 08/01/50	4,185,000	3,520,740

Miami Beach Health Facilities Authority 4.000%, 11/15/46	4,185,000	3,564,861

Palm Beach County Health Facilities Authority, Series B 5.000%, 11/15/55	1,500,000	1,415,668

Village Community Development District No 15 4.800%, 05/01/55[1]	1,000,000	910,143

Total Florida		19,804,660

	Principal Amount	Value

Georgia - 1.8%

Fayette County Development Authority,
5.250%, 10/01/49	$1,500,000	$1,523,554
5.250%, 10/01/54	1,500,000	1,510,847

Total Georgia		3,034,401

Illinois - 2.9%

Metropolitan Pier & Exposition Authority,
4.000%, 06/15/52	2,515,000	2,043,746
5.000%, 06/15/50	2,835,000	2,771,288

Total Illinois		4,815,034

Indiana - 2.9%

Indiana Finance Authority, Series A,
5.000%, 07/01/54	1,000,000	955,870
5.000%, 07/01/59	1,250,000	1,181,693
5.250%, 03/01/50	1,500,000	1,453,991
5.250%, 07/01/64	1,250,000	1,213,570

Total Indiana		4,805,124

Louisiana - 3.1%

Louisiana Public Facilities Authority,
5.500%, 09/01/59	2,500,000	2,537,437
5.750%, 09/01/64	2,500,000	2,573,215

Total Louisiana		5,110,652

Massachusetts - 7.1%

Massachusetts Development Finance Agency,
4.000%, 07/01/51	4,340,000	3,415,809
5.250%, 07/01/50	1,250,000	1,236,986
5.250%, 07/01/52	2,245,000	2,192,191
5.250%, 07/01/55	1,000,000	954,980
5.250%, 07/01/55	1,000,000	978,236

Massachusetts Development Finance Agency, Series 1,
4.500%, 07/01/54	1,000,000	895,425
5.250%, 07/01/50	1,000,000	1,009,761

Massachusetts Development Finance Agency, Series A 5.000%, 07/01/54[1]	1,200,000	1,105,102

Total Massachusetts		11,788,490

Minnesota - 1.1%

Duluth Economic Development Authority, Series A 5.000%, 02/15/48	1,890,000	1,887,398

Nebraska - 2.9%

Central Plains Energy Project #3, Series A 5.000%, 09/01/42	4,655,000	4,777,339

New Hampshire - 0.6%

New Hampshire Business Finance Authority, Series A 5.500%, 06/01/55	1,000,000	1,022,183

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

New Jersey - 3.7%

Tobacco Settlement Financing Corp., Series A,
5.000%, 06/01/46	$2,095,000	$2,081,208
5.250%, 06/01/46	2,755,000	2,773,281

Tobacco Settlement Financing Corp., Series B 5.000%, 06/01/46	1,415,000	1,363,215

Total New Jersey		6,217,704

New York - 13.7%

New York State Dormitory Authority, Series A,
4.000%, 07/01/47	1,675,000	1,417,489
4.000%, 07/01/52	1,775,000	1,452,024
4.250%, 07/01/50	1,000,000	876,978

New York Transportation Development Corp.,
4.000%, 04/30/53	5,790,000	4,610,509
5.000%, 12/01/41	1,000,000	996,568
5.500%, 06/30/54	1,500,000	1,509,673
5.625%, 04/01/40	4,000,000	4,110,990
6.000%, 04/01/35	1,500,000	1,631,630
6.000%, 06/30/54	1,750,000	1,807,737

New York Transportation Development Corp., Series A 5.500%, 12/31/60	3,500,000	3,499,474

Suffolk Regional Off-Track Betting Co. 5.750%, 12/01/44	1,000,000	1,022,252

Total New York		22,935,324

Ohio - 2.4%

County of Hamilton, Series A 5.500%, 08/01/51	1,000,000	986,114

Ohio Higher Educational Facility Commission,
5.250%, 05/01/49	1,250,000	1,241,457
5.250%, 05/01/54	1,750,000	1,714,963

Total Ohio		3,942,534

Pennsylvania - 4.3%

Montgomery County Higher Education and Health Authority, Series B 5.000%, 05/01/52	2,180,000	2,116,332

Pennsylvania Economic Development Financing Authority 5.250%, 06/30/53	5,025,000	5,026,042

Total Pennsylvania		7,142,374

Rhode Island - 4.9%

Rhode Island Health and Educational Building Corp.,
5.250%, 05/15/49	1,000,000	998,665
5.250%, 05/15/54	4,500,000	4,458,445

Tobacco Settlement Financing Corp., Series A 5.000%, 06/01/40	2,755,000	2,754,951

Total Rhode Island		8,212,061

South Carolina - 3.6%

Richland County School District No 2, Series A, (South Carolina School District) 1.875%, 03/01/38	7,290,000	5,276,394

	Principal Amount	Value

South Carolina Jobs-Economic Development Authority 5.750%, 11/15/54	$750,000	$757,269

Total South Carolina		6,033,663

Tennessee - 3.3%

City of Chattanooga Electric 2.000%, 09/01/40	6,710,000	4,630,471

Shelby County Health & Educational Facilities Board, Series A1 5.250%, 06/01/56[1]	1,000,000	922,283

Total Tennessee		5,552,754

Texas - 8.5%

City of Houston Airport System Revenue, Series B,
5.500%, 07/15/37	1,500,000	1,557,919
5.500%, 07/15/38	1,000,000	1,028,543
5.500%, 07/15/39	1,870,000	1,912,501

Texas Private Activity Bond Surface Transportation Corp.,
5.000%, 06/30/58	6,900,000	6,588,629
5.500%, 12/31/58	1,120,000	1,148,213

Texas Private Activity Bond Surface Transportation Corp., Series A 4.000%, 12/31/39	2,055,000	1,914,973

Total Texas		14,150,778

Virginia - 7.4%

Lynchburg Economic Development Authority 4.000%, 01/01/55	1,260,000	1,008,486

Virginia Small Business Financing Authority,
4.000%, 01/01/39	2,515,000	2,333,284
4.000%, 01/01/40	2,515,000	2,283,073
5.000%, 12/31/47	2,145,000	2,145,284
5.000%, 12/31/49	2,095,000	2,002,570
5.000%, 12/31/52	2,655,000	2,505,950

Total Virginia		12,278,647

Washington - 0.6%

Washington State Housing Finance Commission 5.500%, 07/01/49	1,000,000	1,022,963

West Virginia - 1.7%

West Virginia Hospital Finance Authority, Series B 6.000%, 09/01/53	2,625,000	2,791,510

Wisconsin - 2.1%

Public Finance Authority,
5.250%, 11/15/50	1,005,000	1,013,307
5.250%, 11/15/61	1,000,000	995,545

Public Finance Authority, Series A 5.000%, 06/01/41[1]	1,500,000	1,486,266

Total Wisconsin		3,495,118

Total Municipal Bonds

(Cost $180,357,257)		163,863,996

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Short-Term Investments - 0.6%

Repurchase Agreements - 0.6%

Fixed Income Clearing Corp., dated 06/30/25, due 07/01/25, 4.100% total to be received $1,054,120 (collateralized by a U.S. Treasury Note, 4.500%, 05/31/29, totaling $1,075,105)	$1,054,000	$1,054,000

Total Short-Term Investments

(Cost $1,054,000)		1,054,000

Value

Total Investments - 98.9%

(Cost $181,411,257)	$164,917,996

Other Assets, less Liabilities - 1.1%	1,810,607

Net Assets - 100.0%	$166,728,603

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the value of these securities amounted to $6,167,871 or 3.7% of net assets.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2025:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds†	—	$163,863,996	—	$163,863,996

Short-Term Investments

Repurchase Agreements	—	1,054,000	—	1,054,000

Total Investments in Securities	—	$164,917,996	—	$164,917,996

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited) June 30, 2025

	AMG GW&K ESG Bond Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund

Assets:

Investments at value[1] (including securities on loan valued at $34,389,276, $0, and $0, respectively)	$373,336,543	$930,665,102	$164,917,996

Cash	982	300	470

Interest receivables	3,391,449	10,745,534	1,815,576

Securities lending income receivable	8,377	—	—

Receivable for Fund shares sold	158,933	381,008	186,126

Receivable from affiliate	12,752	54,430	15,598

Prepaid expenses and other assets	29,881	49,650	24,367

Total assets	376,938,917	941,896,024	166,960,133

Liabilities:

Payable upon return of securities loaned	22,939,194	—	—

Payable for delayed delivery investments purchased	—	12,821,871	—

Payable for Fund shares repurchased	535,638	1,062,521	58,107

Accrued expenses:

Investment advisory and management fees	66,509	159,064	62,123

Administrative fees	43,375	113,904	20,708

Distribution fees	—	1,814	402

Shareholder service fees	49,200	38,527	7,056

Other	148,822	235,207	83,134

Total liabilities	23,782,738	14,432,908	231,530

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$353,156,179	$927,463,116	$166,728,603

[1] Investments at cost	$401,674,914	$965,012,304	$181,411,257

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG GW&K ESG Bond Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund

Net Assets Represent:

Paid-in capital	$437,131,959	$1,000,587,737	$203,031,121

Total distributable loss	(83,975,780)	(73,124,621)	(36,302,518)

Net Assets	$353,156,179	$927,463,116	$166,728,603

Class N:

Net Assets	$211,942,683	$8,723,500	$1,928,375

Shares outstanding	9,687,849	786,064	220,627

Net asset value, offering and redemption price per share	$21.88	$11.10	$8.74

Class I:

Net Assets	$141,213,496	$918,739,616	$164,610,340

Shares outstanding	6,454,155	82,292,442	19,467,623

Net asset value, offering and redemption price per share	$21.88	$11.16	$8.46

Class Z:

Net Assets	—	—	$189,888

Shares outstanding	—	—	22,462

Net asset value, offering and redemption price per share	—	—	$8.45

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited) For the six months ended June 30, 2025

	AMG GW&K ESG Bond Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund

Investment Income:

Interest income	$7,889,536	$15,719,588	$3,782,658

Securities lending income	49,519	—	—

Foreign withholding tax	(9,621)	—	—

Total investment income	7,929,434	15,719,588	3,782,658

Expenses:

Investment advisory and management fees	411,314	1,005,295	398,725

Administrative fees	268,248	721,429	132,908

Distribution fees - Class N	—	11,392	2,987

Shareholder servicing fees - Class N	267,181	5,787	1,792

Shareholder servicing fees - Class I	35,980	238,198	43,658

Professional fees	43,090	59,573	26,723

Reports to shareholders	33,092	30,476	9,125

Registration fees	28,061	31,021	19,400

Custodian fees	25,873	41,049	15,882

Trustee fees and expenses	15,737	42,761	7,893

Transfer agent fees	8,910	14,777	2,944

Interest expense	840	661	176

Miscellaneous	9,273	20,064	5,103

Total expenses before offsets	1,147,599	2,222,483	667,316

Expense reimbursements	(74,619)	(331,207)	(95,931)

Net expenses	1,072,980	1,891,276	571,385

Net investment income	6,856,454	13,828,312	3,211,273

Net Realized and Unrealized Gain (Loss):

Net realized loss on investments	(6,005,203)	(5,149,451)	(1,360,513)

Net change in unrealized appreciation/depreciation on investments	13,722,751	(8,084,213)	(6,676,786)

Net realized and unrealized gain (loss)	7,717,548	(13,233,664)	(8,037,299)

Net increase (decrease) in net assets resulting from operations	$14,574,002	$594,648	$(4,826,026)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the six months ended June 30, 2025 (unaudited) and the fiscal year ended December 31, 2024

	AMG GW&K ESG Bond Fund		AMG GW&K Municipal Bond Fund		AMG GW&K Municipal Enhanced Yield Fund

	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$6,856,454	$14,402,677	$13,828,312	$26,390,239	$3,211,273	$6,867,624

Net realized loss on investments	(6,005,203)	(9,324,714)	(5,149,451)	(6,960,382)	(1,360,513)	(2,286,414)

Net change in unrealized appreciation/depreciation on investments	13,722,751	1,303,143	(8,084,213)	(19,308,387)	(6,676,786)	748,881

Net increase (decrease) in net assets resulting from operations	14,574,002	6,381,106	594,648	121,470	(4,826,026)	5,330,091

Distributions to Shareholders:

Class N	(4,053,110)	(8,565,094)	(117,942)	(236,843)	(50,032)	(100,918)

Class I	(2,872,321)	(5,856,009)	(13,684,614)	(26,143,251)	(3,154,913)	(6,775,784)

Class Z	—	—	—	—	(3,520)	(4,671)

Total distributions to shareholders	(6,925,431)	(14,421,103)	(13,802,556)	(26,380,094)	(3,208,465)	(6,881,373)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(25,569,326)	(56,304,525)	(65,737,491)	3,978,583	(9,358,427)	(25,735,463)

Total decrease in net assets	(17,920,755)	(64,344,522)	(78,945,399)	(22,280,041)	(17,392,918)	(27,286,745)

Net Assets:

Beginning of period	371,076,934	435,421,456	1,006,408,515	1,028,688,556	184,121,521	211,408,266

End of period	$353,156,179	$371,076,934	$927,463,116	$1,006,408,515	$166,728,603	$184,121,521

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2025 (unaudited)	For the fiscal years ended December 31,
Class N		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$21.41	$21.85	$21.11	$24.88	$28.12	$27.14

Income (loss) from Investment Operations:

Net investment income[1,2]	0.40	0.76	0.63	0.44	0.44	0.90

Net realized and unrealized gain (loss) on investments	0.48	(0.44)	0.75	(3.70)	(0.83)	1.03

Total income (loss) from investment operations	0.88	0.32	1.38	(3.26)	(0.39)	1.93

Less Distributions to Shareholders from:

Net investment income	(0.41)	(0.76)	(0.64)	(0.47)	(0.47)	(0.88)

Net realized gain on investments	—	—	—	(0.04)	(2.38)	(0.07)

Total distributions to shareholders	(0.41)	(0.76)	(0.64)	(0.51)	(2.85)	(0.95)

Net Asset Value, End of Period	$21.88	$21.41	$21.85	$21.11	$24.88	$28.12

Total Return[2,3]	4.14%[4]	1.49%	6.69%	(13.17)%	(1.29)%	7.34%

Ratio of net expenses to average net assets	0.68%[5,6]	0.68%[6]	0.68%	0.68%	0.69%[7]	0.71%

Ratio of gross expenses to average net assets[8]	0.72%[5]	0.73%	0.70%	0.69%	0.69%[7]	0.72%

Ratio of net investment income to average net assets[2]	3.75%[5]	3.49%	2.94%	1.98%	1.71%	3.31%

Portfolio turnover	17%[4]	37%	27%	23%	186%	25%

Net assets end of period (000’s) omitted	$211,943	$222,537	$269,529	$301,028	$427,818	$555,124

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2025 (unaudited)	For the fiscal years ended December 31,
Class I		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$21.42	$21.85	$21.12	$24.89	$28.13	$27.14

Income (loss) from Investment Operations:

Net investment income[1,2]	0.42	0.80	0.67	0.49	0.50	0.95

Net realized and unrealized gain (loss) on investments	0.47	(0.42)	0.75	(3.71)	(0.83)	1.05

Total income (loss) from investment operations	0.89	0.38	1.42	(3.22)	(0.33)	2.00

Less Distributions to Shareholders from:

Net investment income	(0.43)	(0.81)	(0.69)	(0.51)	(0.53)	(0.94)

Net realized gain on investments	—	—	—	(0.04)	(2.38)	(0.07)

Total distributions to shareholders	(0.43)	(0.81)	(0.69)	(0.55)	(2.91)	(1.01)

Net Asset Value, End of Period	$21.88	$21.42	$21.85	$21.12	$24.89	$28.13

Total Return[2,3]	4.20%[4]	1.75%	6.85%	(12.99)%	(1.05)%	7.57%

Ratio of net expenses to average net assets	0.48%[5,6]	0.48%[6]	0.48%	0.48%	0.49%[7]	0.50%

Ratio of gross expenses to average net assets[8]	0.52%[5]	0.53%	0.50%	0.49%	0.49%[7]	0.51%

Ratio of net investment income to average net assets[2]	3.95%[5]	3.69%	3.14%	2.18%	1.91%	3.52%

Portfolio turnover	17%[4]	37%	27%	23%	186%	25%

Net assets end of period (000’s) omitted	$141,213	$148,540	$165,892	$191,979	$327,121	$546,698

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[7]	Ratio includes recapture of reimbursed fees from prior years amounting to less than 0.01% for the fiscal year ended December 31, 2021.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2025 (unaudited)	For the fiscal years ended December 31,
Class N		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$11.24	$11.53	$11.11	$12.24	$12.45	$12.12

Income (loss) from Investment Operations:

Net investment income[1,2]	0.14	0.25	0.21	0.15	0.13	0.15

Net realized and unrealized gain (loss) on investments	(0.14)	(0.28)	0.42	(1.10)	(0.11)	0.33

Total income (loss) from investment operations	—	(0.03)	0.63	(0.95)	0.02	0.48

Less Distributions to Shareholders from:

Net investment income	(0.14)	(0.26)	(0.21)	(0.16)	(0.13)	(0.15)

Net realized gain on investments	—	—	—	(0.02)	(0.10)	—

Total distributions to shareholders	(0.14)	(0.26)	(0.21)	(0.18)	(0.23)	(0.15)

Net Asset Value, End of Period	$11.10	$11.24	$11.53	$11.11	$12.24	$12.45

Total Return[2,3]	0.03%[4]	(0.29)%	5.72%	(7.80)%	0.10%	4.31%

Ratio of net expenses to average net assets	0.72%[5,6]	0.71%	0.72%	0.72%	0.71%	0.71%

Ratio of gross expenses to average net assets[7]	0.79%[5]	0.78%	0.79%	0.78%	0.76%	0.77%

Ratio of net investment income to average net assets[2]	2.55%[5]	2.24%	1.85%	1.35%	1.01%	1.25%

Portfolio turnover	28%[4]	36%	29%	20%	24%	17%

Net assets end of period (000’s) omitted	$8,724	$8,893	$12,081	$12,972	$17,112	$18,153

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2025 (unaudited)	For the fiscal years ended December 31,
Class I		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$11.31	$11.60	$11.18	$12.31	$12.52	$12.18

Income (loss) from Investment Operations:

Net investment income[1,2]	0.16	0.29	0.25	0.19	0.17	0.19

Net realized and unrealized gain (loss) on investments	(0.15)	(0.29)	0.41	(1.11)	(0.11)	0.34

Total income (loss) from investment operations	0.01	—	0.66	(0.92)	0.06	0.53

Less Distributions to Shareholders from:

Net investment income	(0.16)	(0.29)	(0.24)	(0.19)	(0.17)	(0.19)

Net realized gain on investments	—	—	—	(0.02)	(0.10)	—

Total distributions to shareholders	(0.16)	(0.29)	(0.24)	(0.21)	(0.27)	(0.19)

Net Asset Value, End of Period	$11.16	$11.31	$11.60	$11.18	$12.31	$12.52

Total Return[2,3]	0.10%[4]	0.04%	6.04%	(7.45)%	0.43%	4.70%

Ratio of net expenses to average net assets	0.39%[5,6]	0.39%	0.39%	0.39%	0.39%	0.39%

Ratio of gross expenses to average net assets[7]	0.46%[5]	0.46%	0.46%	0.45%	0.44%	0.45%

Ratio of net investment income to average net assets[2]	2.88%[5]	2.56%	2.18%	1.68%	1.33%	1.57%

Portfolio turnover	28%[4]	36%	29%	20%	24%	17%

Net assets end of period (000’s) omitted	$918,740	$997,516	$1,016,607	$1,068,290	$1,331,958	$1,287,667

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2025 (unaudited)	For the fiscal years ended December 31,
Class N		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$9.13	$9.20	$8.56	$10.74	$10.69	$10.42

Income (loss) from Investment Operations:

Net investment income[1,2]	0.15	0.27	0.25	0.22	0.20	0.23

Net realized and unrealized gain (loss) on investments	(0.40)	(0.07)	0.64	(2.17)	0.18	0.37

Total income (loss) from investment operations	(0.25)	0.20	0.89	(1.95)	0.38	0.60

Less Distributions to Shareholders from:

Net investment income	(0.14)	(0.27)	(0.25)	(0.20)	(0.19)	(0.21)

Net realized gain on investments	—	—	—	(0.03)	(0.14)	(0.12)

Total distributions to shareholders	(0.14)	(0.27)	(0.25)	(0.23)	(0.33)	(0.33)

Net Asset Value, End of Period	$8.74	$9.13	$9.20	$8.56	$10.74	$10.69

Total Return[2,3]	(2.73)%[4]	2.15%	10.53%	(18.19)%	3.59%	5.95%

Ratio of net expenses to average net assets	0.99%[5,6]	0.99%[6]	0.99%	0.99%	0.99%	0.99%

Ratio of gross expenses to average net assets[7]	1.10%[5]	1.09%	1.08%	1.07%	1.05%	1.07%

Ratio of net investment income to average net assets[2]	3.28%[5]	2.99%	2.87%	2.39%	1.85%	2.17%

Portfolio turnover	20%[4]	32%	24%	45%	61%	81%

Net assets end of period (000’s) omitted	$1,928	$3,764	$5,964	$2,955	$14,923	$5,015

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2025 (unaudited)	For the fiscal years ended December 31,
Class I		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$8.84	$8.91	$8.30	$10.43	$10.40	$10.15

Income (loss) from Investment Operations:

Net investment income[1,2]	0.16	0.30	0.27	0.24	0.23	0.25

Net realized and unrealized gain (loss) on investments	(0.38)	(0.07)	0.62	(2.09)	0.17	0.37

Total income (loss) from investment operations	(0.22)	0.23	0.89	(1.85)	0.40	0.62

Less Distributions to Shareholders from:

Net investment income	(0.16)	(0.30)	(0.28)	(0.25)	(0.23)	(0.25)

Net realized gain on investments	—	—	—	(0.03)	(0.14)	(0.12)

Total distributions to shareholders	(0.16)	(0.30)	(0.28)	(0.28)	(0.37)	(0.37)

Net Asset Value, End of Period	$8.46	$8.84	$8.91	$8.30	$10.43	$10.40

Total Return[2,3]	(2.55)%[4]	2.61%	10.89%	(17.86)%	3.94%	6.31%

Ratio of net expenses to average net assets	0.64%[5,6]	0.64%[6]	0.64%	0.64%	0.64%	0.64%

Ratio of gross expenses to average net assets[7]	0.75%[5]	0.74%	0.73%	0.72%	0.70%	0.72%

Ratio of net investment income to average net assets[2]	3.63%[5]	3.34%	3.22%	2.74%	2.20%	2.52%

Portfolio turnover	20%[4]	32%	24%	45%	61%	81%

Net assets end of period (000’s) omitted	$164,610	$180,162	$205,322	$255,928	$369,473	$323,439

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2025 (unaudited)	For the fiscal years ended December 31,
Class Z		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$8.84	$8.91	$8.30	$10.43	$10.40	$10.15

Income (loss) from Investment Operations:

Net investment income[1,2]	0.16	0.30	0.28	0.25	0.24	0.26

Net realized and unrealized gain (loss) on investments	(0.39)	(0.07)	0.61	(2.10)	0.17	0.37

Total income (loss) from investment operations	(0.23)	0.23	0.89	(1.85)	0.41	0.63

Less Distributions to Shareholders from:

Net investment income	(0.16)	(0.30)	(0.28)	(0.25)	(0.24)	(0.26)

Net realized gain on investments	—	—	—	(0.03)	(0.14)	(0.12)

Total distributions to shareholders	(0.16)	(0.30)	(0.28)	(0.28)	(0.38)	(0.38)

Net Asset Value, End of Period	$8.45	$8.84	$8.91	$8.30	$10.43	$10.40

Total Return[2,3]	(2.65)%[4]	2.66%	10.95%	(17.82)%	3.99%	6.37%

Ratio of net expenses to average net assets	0.59%[5,6]	0.59%[6]	0.59%	0.59%	0.59%	0.59%

Ratio of gross expenses to average net assets[7]	0.70%[5]	0.69%	0.68%	0.67%	0.65%	0.67%

Ratio of net investment income to average net assets[2]	3.68%[5]	3.39%	3.27%	2.79%	2.25%	2.57%

Portfolio turnover	20%[4]	32%	24%	45%	61%	81%

Net assets end of period (000’s) omitted	$190	$196	$123	$111	$135	$130

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (unaudited) June 30, 2025

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds and AMG Funds III (“Trust III”) (the “Trusts”) are open-end management investment companies, organized as Massachusetts business trusts, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds: AMG GW&K Municipal Bond Fund (“Municipal Bond”) and AMG GW&K Municipal Enhanced Yield Fund (“Municipal Enhanced”), and Trust III: AMG GW&K ESG Bond Fund (“ESG Bond”), each a “Fund” and collectively, the “Funds”.

Each Fund offers different classes of shares. All Funds offer Class N shares and Class I shares; and Municipal Enhanced offers Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Boards of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or

Notes to Financial Statements (continued)

similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Interest income on foreign securities is recorded gross of any withholding tax. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income, if any, will normally be declared and paid monthly by the Funds. Fund distributions resulting from realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. There were no permanent differences on the Funds. Temporary differences are primarily due to wash sale loss deferrals for ESG Bond and Municipal Enhanced and premium amortization on callable bonds for ESG Bond. Municipal Bond had no temporary differences.

At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Depreciation

ESG Bond	$401,674,914	$4,298,551	$(32,636,922)	$(28,338,371)

Municipal Bond	965,012,304	2,334,011	(36,681,213)	(34,347,202)

Municipal Enhanced	181,411,257	521,019	(17,014,280)	(16,493,261)

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2024, the Funds had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Fund	Short-Term	Long-Term	Total

ESG Bond	$8,208,427	$41,358,051	$49,566,478

Municipal Bond	120,765	33,792,394	33,913,159

Municipal Enhanced	4,224,746	14,277,028	18,501,774

g. CAPITAL STOCK

Each of AMG Funds’ Amended and Restated Agreement and Declaration of Trust and Trust III’s Declaration of Trust authorizes for each applicable Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

Notes to Financial Statements (continued)

For the six months ended June 30, 2025 (unaudited) and the fiscal year ended December 31, 2024, the capital stock transactions by class for the Funds were as follows:

	ESG Bond				Municipal Bond

	June 30, 2025		December 31, 2024		June 30, 2025		December 31, 2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	119,349	$2,575,589	500,214	$10,862,973	160,606	$1,798,375	669,182	$7,598,411

Shares issued in reinvestment of distributions	185,070	4,005,711	391,528	8,455,850	9,499	105,681	18,239	206,510

Shares redeemed	(1,009,111)	(21,777,458)	(2,836,260)	(61,437,696)	(174,941)	(1,946,034)	(944,242)	(10,758,607)

Net decrease	(704,692)	$(15,196,158)	(1,944,518)	$(42,118,873)	(4,836)	$(41,978)	(256,821)	$(2,953,686)

Class I:

Shares sold	472,722	$10,218,680	1,285,389	$27,862,718	11,366,712	$127,556,242	24,764,345	$283,196,344

Shares issued in reinvestment of distributions	128,763	2,786,983	259,160	5,598,697	942,377	10,552,063	1,748,253	19,910,129

Shares redeemed	(1,083,416)	(23,378,831)	(2,200,770)	(47,647,067)	(18,215,626)	(203,803,818)	(25,956,449)	(296,174,204)

Net increase (decrease)	(481,931)	$(10,373,168)	(656,221)	$(14,185,652)	(5,906,537)	$(65,695,513)	556,149	$6,932,269

	Municipal Enhanced

	June 30, 2025		December 31, 2024

	Shares	Amount	Shares	Amount

Class N:

Shares sold	751,115	$6,735,467	2,046,371	$18,792,524

Shares issued in reinvestment of distributions	3,264	29,127	6,151	56,386

Shares redeemed	(945,869)	(8,497,655)	(2,288,800)	(21,089,506)

Net decrease	(191,490)	$(1,733,061)	(236,278)	$(2,240,596)

Class I:

Shares sold	2,318,447	$20,153,517	5,611,380	$49,877,903

Shares issued in reinvestment of distributions	124,834	1,074,439	276,122	2,447,288

Shares redeemed	(3,361,598)	(28,855,593)	(8,546,755)	(75,894,201)

Net decrease	(918,317)	$(7,627,637)	(2,659,253)	$(23,569,010)

Class Z:

Shares sold	—	—	7,915	$69,888

Shares issued in reinvestment of distributions	409	$3,520	526	4,671

Shares redeemed	(145)	(1,249)	(46)	(416)

Net increase	264	$2,271	8,395	$74,143

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in their share of the underlying collateral under such joint repurchase agreements and in their share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

Notes to Financial Statements (continued)

At June 30, 2025, the market value of Repurchase Agreements outstanding for ESG Bond, Municipal Bond and Municipal Enhanced was $25,785,194, $1,545,000 and $1,054,000, respectively.

i. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

The Funds may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each Fund’s Schedule of Portfolio Investments. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as an investment in securities and a forward sale commitment in the Fund’s Statement of Assets and Liabilities. For financial reporting purposes, the Fund does offset the receivable and payable for delayed delivery investments purchased and sold. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

During the six months ended June 30, 2025, Municipal Bond entered into securities transactions on a delayed delivery or when issued basis. At June 30, 2025, the market value of delayed delivery securities held in the Fund amounted to $12,590,768.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into investment advisory agreements under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Boards and, in certain circumstances, shareholders, the subadviser for the Funds and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC (“GW&K”), who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2025, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

ESG Bond	0.23%

Municipal Bond	0.21%[1]

on first $25 million	0.35%

on next $25 million	0.30%

on next $50 million	0.25%

on balance over $100 million	0.20%

Municipal Enhanced	0.45%

1 The rate shown is the effective rate as of June 30, 2025.

The fee paid to GW&K for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

The Investment Manager has contractually agreed, through at least May 1, 2026, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of ESG Bond, Municipal Bond and Municipal Enhanced to the annual rate of 0.43%, 0.34% and 0.59%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

For the six months ended June 30, 2025, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense	Repayment of
	Reimbursements	Prior Reimbursements

ESG Bond	$74,619	—

Municipal Bond	331,207	—

Municipal Enhanced	95,931	—

Notes to Financial Statements (continued)

At June 30, 2025, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	ESG Bond	Municipal Bond	Municipal Enhanced

Less than 1 year	$86,383	$748,215	$217,440

1-2 years	107,310	717,836	217,681

2-3 years	193,628	660,871	193,051

Total	$387,321	$2,126,922	$628,172

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

AMG Funds has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, Municipal Bond and Municipal Enhanced may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of Municipal Bond and Municipal Enhanced average daily net assets attributable to the Class N shares. The portion of payments made under the plan by Class N shares of Municipal Bond and Municipal Enhanced for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of each Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

For each of Class N and Class I shares of ESG Bond, Municipal Bond and Municipal Enhanced, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2025, was as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

ESG Bond

Class N	0.25%	0.25%

Class I	0.05%	0.05%

Municipal Bond

Class N	0.15%	0.13%

Class I	0.05%	0.05%

Municipal Enhanced

Class N	0.15%	0.15%

Class I	0.05%	0.05%

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds Family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2025, the Funds had no interfund loans outstanding.

The following Funds utilized the interfund lending program during the six months ended June 30, 2025 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Municipal Bond	$1,455,158	1	$208	5.225%

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

ESG Bond	$1,163,102	5	$840	5.273%

Municipal Bond	4,615,375	1	661	5.225%

Municipal Enhanced	1,225,291	1	176	5.240%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2025, were as follows:

Notes to Financial Statements (continued)

	Long Term Securities

Fund	Purchases	Sales

ESG Bond	$53,078,493	$54,573,284

Municipal Bond	268,835,891	328,971,435

Municipal Enhanced	34,508,018	43,312,390

Purchases and sales of U.S. Government Obligations for the six months ended June 30, 2025 were as follows:

	U.S. Government Obligations

Fund	Purchases	Sales

ESG Bond	$7,102,077	$33,465,441

4. PORTFOLIO SECURITIES LOANED

ESG Bond participates in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2025, was as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

ESG Bond	$34,389,276	$22,939,194	$12,619,932	$35,559,126

The following table summarizes the securities received as collateral for securities lending at June 30, 2025:

Fund	Collateral Type	Coupon Range	Maturity Date Range

ESG Bond	U.S. Treasury Obligations	0.125%-5.000%	08/31/25-11/15/54

5. SEGMENT REPORTING

Each Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in each Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Funds’ president and chief financial officer. The CODM assesses the performance and makes operating decisions for each Fund primarily based on each Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes each Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of each Fund. As each Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject the Funds to various risks. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Fund. Please refer to each Fund’s prospectus for a description of the principal risks associated with investing in a particular Fund. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) price fluctuations.

Market Risk: Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Management Risk: Because the Funds are actively managed investment portfolios, security selection or focus on securities in a particular style, market sector or group of companies may cause the Funds to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that GW&K’s investment techniques and risk analysis will produce the desired result.

Municipal Market Risk: Factors unique to the municipal bond market may negatively affect the value of the Funds’ investment in municipal bonds. These factors include political or legislative changes, and uncertainties related to the tax status of the securities and the rights of investors in the securities. The Funds may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent certain Funds have substantial holdings within a particular sector, the risks associated with that sector increase. A portion of certain Funds’ assets may be invested in fixed income securities that would tend to respond similarly to particular economic or political developments or the interest on which is based on revenues or otherwise related to similar types of projects. An example would be securities of

Notes to Financial Statements (continued)

issuers whose revenues are paid from similar types of projects, such as health care (including hospitals), utilities, or transportation.

Debt Securities Risk: The value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

Interest Rate Risk: Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Funds may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when they would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Funds.

Credit and Counterparty Risk: The issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer.

Prepayment Risk: A debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.

Extension Risk: During periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

Asset-Backed and Mortgage-Backed Securities Risk: Investments in asset-backed and mortgage-backed securities involve risk of severe credit downgrades, loss due to prepayments that occur earlier or later than expected, illiquidity and default.

U.S. Government Securities Risk: Obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”) are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”), are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaults on a loan, there is no guarantee that the U.S. Government will provide financial support.

Inflation/Deflation Risk: Inflation risk is the risk that the value of assets or income from investments will be worth less in the future. Inflation rates may change frequently and drastically as a result of various factors and the Funds’ investments may not keep pace with inflation, which may result in losses to the Funds’ investors or adversely affect the real value of shareholders’ investments in the Funds. As inflation rates increase, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. Deflation risk is the risk that the prices throughout the economy decline over time – the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Funds’ portfolios.

Reinvestment Risk: The Funds may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

Liquidity Risk: The Funds may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Funds may have to sell them at a loss.

High Yield Risk: Below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, liquidity, and market risk than higher-rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

ESG Investing Risk: Because applying a Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, a Fund’s investment returns may underperform funds that do not incorporate ESG factors into their investment process. The incorporation of ESG criteria into the investment process may affect a Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact a Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by GW&K or any judgment exercised by GW&K will improve the financial performance of a Fund or reflect the beliefs or values of any particular investor. ESG standards differ by region and industry, and a company’s ESG practices or GW&K’s assessment of a company’s ESG practices may change over time. GW&K’s evaluation of a company also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third party data providers. Different methodologies may be used by the various issuers and third party sources that provide ESG data, and such ESG data often lacks standardization, consistency and transparency.

7. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2025:

		Gross Amount Not Offset in the Statement of Assets and Liabilities

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

ESG Bond

Bethesda Securities LLC	$5,447,622	—	$5,447,622	$5,447,622	—

Citadel Securities LLC	5,734,339	—	5,734,339	5,734,339	—

Marex Capital Markets, Inc.	5,447,622	—	5,447,622	5,447,622	—

State of Wisconsin Investment Board	5,447,622	—	5,447,622	5,447,622	—

TD Securities LLC	861,989	—	861,989	861,989	—

Fixed Income Clearing Corp.	2,846,000	—	2,846,000	2,846,000	—

Total	$25,785,194	—	$25,785,194	$25,785,194	—

Municipal Bond

Fixed Income Clearing Corp.	$1,545,000	—	$1,545,000	$1,545,000	—

Municipal Enhanced

Fixed Income Clearing Corp.	$1,054,000	—	$1,054,000	$1,054,000	—

9. RECENT ACCOUNTING UPDATE PRONOUNCEMENT

In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU.

10. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended June 30, 2025, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended June 30, 2025, is reflected as “Trustee fees and expenses” on the Statement of Operations and is set forth in the table below. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended June 30, 2025.

Trustee fees and expenses

AMG GW&K ESG Bond Fund	$15,737

AMG GW&K Municipal Bond Fund	42,761

AMG GW&K Municipal Enhanced Yield Fund	7,893

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, and AMG GW&K ESG Bond Fund: Approval of Investment Management and Subadvisory Agreements on June 11, 2025

At an in-person meeting held on June 11, 2025, the Board of Trustees (the “Board” or the “Trustees”) of each of AMG Funds and AMG Funds III (each, a “Trust” and collectively, the “Trusts”), and separately a majority of the Trustees who are not “interested persons” of the Trusts (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) and AMG Funds for each of AMG GW&K Municipal Enhanced Yield Fund and AMG GW&K Municipal Bond Fund, and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016; and the Fund Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with the Investment Manager and AMG Funds III for AMG GW&K ESG Bond Fund, and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreements”); and (ii) the Subadvisory Agreement with respect to each of AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, and AMG GW&K ESG Bond Fund (each, a “Fund,” and collectively, the “Funds”), as amended at any time prior to the date of the meeting (collectively, the “Subadvisory Agreements”), with GW&K Investment Management, LLC, the Funds’ subadviser (the “Subadviser”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreements and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, including management fees, the profitability of the Investment Manager and the Subadviser, and the potential for economies of scale that may be shared with the Funds, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreements and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 11, 2025 meeting and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreements and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreements and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trusts in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreements and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreements and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered the gross performance of each Fund as compared to the Subadviser’s relevant performance composite that utilizes a similar investment strategy and approach, and noted that the Board reviews on a quarterly basis detailed information about both a Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources, and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the management of the Funds’ subadviser during the period regarding the factors that contributed to the performance of the Funds.

With respect to AMG GW&K Municipal Enhanced Yield Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2025, was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the Bloomberg U.S. Municipal Bond BAA Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Fund Benchmark and the Peer Group. The Trustees also took into account the fact that Class I shares of the Fund ranked in the top percentile relative to the Peer Group for the 2023 calendar year and in the top decile relative to the Peer Group for the 2020 calendar year. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies, as well as overall market conditions.

With respect to AMG GW&K Municipal Bond Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year, and 10-year periods ended March 31, 2025, was below, above, below, and below, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Bloomberg 10-Year Municipal Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Fund Benchmark and the Peer Group. The Trustees also took into account the fact that Class I shares of the Fund ranked in the top third relative to its Peer Group for the 2023 calendar year and in the top half of its Peer Group for 3-year period and the 2020 and 2022 calendar years. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies, as well as overall market conditions.

With respect to AMG GW&K ESG Bond Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2025, was below, below, above, and above, respectively, the median performance of the Peer Group and below, above, above, and above, respectively, the performance of the Fund Benchmark, the Bloomberg U.S. Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s longer-term outperformance and more recent underperformance relative to the Fund Benchmark and the Peer Group. The Trustees also took into account the fact that Class N shares of the Fund ranked in the top quartile of its Peer Group for the 5-year period. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective March 19, 2021, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. The Trustees considered management’s discussion that the Fund’s performance has been in line with management’s expectations since the current Subadviser assumed subadvisory responsibilities. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 11, 2025 meeting and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

In considering the cost of services to be provided by the Investment Manager under each Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under each Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from these relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG GW&K Municipal Enhanced Yield Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2025, were rated in the High and the Above Average rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2026, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.59%. The Board also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Municipal Bond Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2025, were rated in the Below Average and the Low rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2026, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.34%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K ESG Bond Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2025, were rated in the Below Average and the Average rating level, respectively, of the Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2026, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.43%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under each Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 11, 2025, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at wealth.amg.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core AMG GW&K Small/Mid Cap Growth AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

wealth.amg.com	063025 SAR088

SEMI-ANNUAL FINANCIAL STATEMENTS

AMG Funds June 30, 2025 AMG Renaissance Large Cap Growth Fund Class N: MRLTX | Class I: MRLSX | Class Z: MRLIX

wealth.amg.com	063025 SAR024

AMG Funds Semi-Annual Financial Statements — June 30, 2025 (unaudited)

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedule of Portfolio Investments	2

Statement of Assets and Liabilities	4

Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	6

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	7

Detail of changes in assets for the past two fiscal periods

Financial Highlights	8

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	11

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	17

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	18

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG Renaissance Large Cap Growth Fund Schedule of Portfolio Investments (unaudited) June 30, 2025

	Shares	Value

Common Stocks - 98.8%

Communication Services - 9.0%

Alphabet, Inc., Class A	17,002	$2,996,262

Meta Platforms, Inc., Class A	5,351	3,949,520

Netflix, Inc.*	2,455	3,287,564

Pinterest, Inc., Class A*	61,965	2,222,065

Total Communication Services		12,455,411

Consumer Discretionary - 7.9%

Amazon.com, Inc.*	17,155	3,763,635

Lowe’s Cos., Inc.	8,864	1,966,656

O’Reilly Automotive, Inc.*	26,703	2,406,741

Royal Caribbean Cruises, Ltd.	9,077	2,842,372

Total Consumer Discretionary		10,979,404

Consumer Staples - 1.5%

BJ’s Wholesale Club Holdings, Inc.*	19,656	2,119,507

Financials - 16.0%

Apollo Global Management, Inc.	14,897	2,113,437

Arch Capital Group, Ltd. (Bermuda)	20,314	1,849,590

Brown & Brown, Inc.	18,257	2,024,154

Fiserv, Inc.*	13,748	2,370,293

Houlihan Lokey, Inc.	13,291	2,391,715

Mastercard, Inc., Class A	4,087	2,296,649

Moody’s Corp.	4,773	2,394,089

PayPal Holdings, Inc.*	27,720	2,060,150

Tradeweb Markets, Inc., Class A	15,117	2,213,129

Visa, Inc., Class A	6,973	2,475,764

Total Financials		22,188,970

Health Care - 9.5%

AbbVie, Inc.	10,558	1,959,776

Amgen, Inc.	7,203	2,011,150

Cardinal Health, Inc.	14,788	2,484,384

HCA Healthcare, Inc.	5,738	2,198,228

McKesson Corp.	3,335	2,443,821

Neurocrine Biosciences, Inc.*	16,027	2,014,433

Total Health Care		13,111,792

Industrials - 13.3%

Booz Allen Hamilton Holding Corp.	13,829	1,440,014

Cintas Corp.	11,009	2,453,576

Comfort Systems USA, Inc.	4,898	2,626,356

Copart, Inc.*	38,067	1,867,948

EMCOR Group, Inc.	5,247	2,806,568

Uber Technologies, Inc.*	26,620	2,483,646

Waste Management, Inc.	10,069	2,303,988

	Shares	Value

WW Grainger, Inc.	2,258	$2,348,862

Total Industrials		18,330,958

Information Technology - 38.2%

Adobe, Inc.*	4,842	1,873,273

Amphenol Corp., Class A	30,784	3,039,920

Apple, Inc.	19,318	3,963,474

Applied Materials, Inc.	14,646	2,681,243

AppLovin Corp., Class A*	6,888	2,411,351

Arista Networks, Inc.*	24,514	2,508,027

Broadcom, Inc.	12,528	3,453,343

Cadence Design Systems, Inc.*	7,097	2,186,940

Dynatrace, Inc.*	44,415	2,452,152

Gartner, Inc.*	4,489	1,814,544

Intuit, Inc.	3,528	2,778,759

Jabil, Inc.[1]	13,307	2,902,257

KLA Corp.	2,709	2,426,560

Microsoft Corp.	8,890	4,421,975

Motorola Solutions, Inc.	5,779	2,429,838

Nutanix, Inc., Class A*	33,269	2,543,082

PTC, Inc.*	13,200	2,274,888

Roper Technologies, Inc.	3,746	2,123,383

Salesforce, Inc.	6,972	1,901,195

ServiceNow, Inc.*	2,576	2,648,334

Total Information Technology		52,834,538

Materials - 1.8%

Ecolab, Inc.	9,047	2,437,624

Real Estate - 1.6%

Jones Lang LaSalle, Inc.*	8,805	2,252,143

Total Common Stocks (Cost $83,909,256)		136,710,347

Short-Term Investments - 1.3%

Other Investment Companies - 1.3%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%[2]	701,872	701,872

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%[2]	1,052,808	1,052,808

Total Short-Term Investments (Cost $1,754,680)		1,754,680

Total Investments - 100.1% (Cost $85,663,936)		138,465,027

Other Assets, less Liabilities - (0.1)%		(85,650)

Net Assets - 100.0%		$138,379,377

The accompanying notes are an integral part of these financial statements.

2

AMG Renaissance Large Cap Growth Fund Schedule of Portfolio Investments (continued)

*	Non-income producing security.

[1]

Some of this security, amounting to $2,832,247 or 2.0% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Yield shown represents the June 30, 2025, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks†	$136,710,347	—	—	$136,710,347

Short-Term Investments

Other Investment Companies	1,754,680	—	—	1,754,680

Total Investments in Securities	$138,465,027	—	—	$138,465,027

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

3

Statement of Assets and Liabilities (unaudited) June 30, 2025

AMG Renaissance Large Cap Growth Fund

Assets:

Investments at value[1] (including securities on loan valued at $2,832,247)	$138,465,027

Dividend and interest receivables	38,557

Securities lending income receivable	305

Receivable for Fund shares sold	12,004

Receivable from affiliate	12,253

Prepaid expenses and other assets	32,171

Total assets	138,560,317

Liabilities:

Payable for Fund shares repurchased	9,686

Accrued expenses:

Investment advisory and management fees	53,147

Administrative fees	16,463

Distribution fees	13,535

Shareholder service fees	6,928

Other	81,181

Total liabilities	180,940

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$138,379,377

[1] Investments at cost	$85,663,936

The accompanying notes are an integral part of these financial statements.

4

Statement of Assets and Liabilities (continued)

AMG Renaissance Large Cap Growth Fund

Net Assets Represent:

Paid-in capital	$76,366,179

Total distributable earnings	62,013,198

Net Assets	$138,379,377

Class N:

Net Assets	$67,472,808

Shares outstanding	3,570,932

Net asset value, offering and redemption price per share	$18.90

Class I:

Net Assets	$41,049,039

Shares outstanding	2,130,329

Net asset value, offering and redemption price per share	$19.27

Class Z:

Net Assets	$29,857,530

Shares outstanding	1,583,549

Net asset value, offering and redemption price per share	$18.85

The accompanying notes are an integral part of these financial statements.

5

Statement of Operations (unaudited) For the six months ended June 30, 2025

AMG Renaissance Large Cap Growth Fund

Investment Income:

Dividend income	$412,833

Securities lending income	1,540

Total investment income	414,373

Expenses:

Investment advisory and management fees	320,029

Administrative fees	99,091

Distribution fees - Class N	80,960

Shareholder servicing fees - Class N	27,850

Shareholder servicing fees - Class I	14,350

Registration fees	23,883

Professional fees	22,085

Reports to shareholders	14,929

Custodian fees	13,044

Transfer agent fees	7,142

Trustee fees and expenses	5,863

Interest expense	203

Miscellaneous	3,797

Total expenses before offsets	633,226

Expense reimbursements	(73,864)

Expense reductions	(5,681)

Net expenses	553,681

Net investment loss	(139,308)

Net Realized and Unrealized Gain:

Net realized gain on investments	4,925,270

Net change in unrealized appreciation/depreciation on investments	2,459,975

Net realized and unrealized gain	7,385,245

Net increase in net assets resulting from operations	$7,245,937

The accompanying notes are an integral part of these financial statements.

6

Statements of Changes in Net Assets For the six months ended June 30, 2025 (unaudited) and the fiscal year ended December 31, 2024

	AMG Renaissance Large Cap Growth Fund

	June 30, 2025	December 31, 2024

Increase in Net Assets Resulting From Operations:

Net investment loss	$(139,308)	$(110,851)

Net realized gain on investments	4,925,270	21,726,603

Net change in unrealized appreciation/depreciation on investments	2,459,975	4,534,531

Net increase in net assets resulting from operations	7,245,937	26,150,283

Distributions to Shareholders:

Class N	—	(7,945,713)

Class I	—	(5,124,738)

Class Z	—	(3,123,778)

Total distributions to shareholders	—	(16,194,229)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(8,171,625)	(4,986,263)

Total increase (decrease) in net assets	(925,688)	4,969,791

Net Assets:

Beginning of period	139,305,065	134,335,274

End of period	$138,379,377	$139,305,065

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

7

AMG Renaissance Large Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2025
Class N	(unaudited)	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$17.86	$16.61	$14.28	$18.41	$15.31	$13.01

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.03)	(0.04)[3]	0.01	0.03	0.00 [4,5]	0.01

Net realized and unrealized gain (loss) on investments	1.07	3.59	3.55	(3.16)	4.57	3.04

Total income (loss) from investment operations	1.04	3.55	3.56	(3.13)	4.57	3.05

Less Distributions to Shareholders from:

Net investment income	—	—	(0.01)	(0.02)	(0.00)[4]	(0.02)

Net realized gain on investments	—	(2.30)	(1.22)	(0.98)	(1.47)	(0.73)

Total distributions to shareholders	—	(2.30)	(1.23)	(1.00)	(1.47)	(0.75)

Net Asset Value, End of Period	$18.90	$17.86	$16.61	$14.28	$18.41	$15.31

Total Return[2,6]	5.82%[7]	20.81%	25.04%	(17.05)%	30.02%	23.54%

Ratio of net expenses to average net assets[8]	1.00%[9,10]	1.00%[10]	1.00%	1.00%	1.00%	1.00%

Ratio of gross expenses to average net assets[11]	1.11%[9]	1.11%	1.12%	1.15%	1.13%	1.19%

Ratio of net investment income (loss) to average net assets[2]	(0.37)%[9]	(0.23)%	0.05%	0.22%	0.00%[12]	0.10%

Portfolio turnover	23%[7]	47%	35%	28%	18%	28%

Net assets end of period (000’s) omitted	$67,473	$67,566	$65,422	$56,264	$79,490	$67,688

The accompanying notes are an integral part of these financial statements.

8

AMG Renaissance Large Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2025
Class I	(unaudited)	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$18.19	$16.84	$14.46	$18.63	$15.48	$13.14

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.01)	0.01 [3]	0.05	0.07	0.04 [5]	0.05

Net realized and unrealized gain (loss) on investments	1.09	3.64	3.60	(3.19)	4.62	3.07

Total income (loss) from investment operations	1.08	3.65	3.65	(3.12)	4.66	3.12

Less Distributions to Shareholders from:

Net investment income	—	—	(0.05)	(0.07)	(0.04)	(0.05)

Net realized gain on investments	—	(2.30)	(1.22)	(0.98)	(1.47)	(0.73)

Total distributions to shareholders	—	(2.30)	(1.27)	(1.05)	(1.51)	(0.78)

Net Asset Value, End of Period	$19.27	$18.19	$16.84	$14.46	$18.63	$15.48

Total Return[2,6]	5.94%[7]	21.12%	25.47%	(16.87)%	30.30%	23.90%

Ratio of net expenses to average net assets[8]	0.73%[9,10]	0.73%[10]	0.73%	0.73%	0.75%	0.75%

Ratio of gross expenses to average net assets[11]	0.84%[9]	0.84%	0.85%	0.88%	0.88%	0.94%

Ratio of net investment income (loss) to average net assets[2]	(0.10)%[9]	0.04%	0.32%	0.48%	0.25%	0.35%

Portfolio turnover	23%[7]	47%	35%	28%	18%	28%

Net assets end of period (000’s) omitted	$41,049	$45,046	$44,970	$25,585	$12,599	$9,414

The accompanying notes are an integral part of these financial statements.

9

AMG Renaissance Large Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2025
Class Z	(unaudited)	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$17.79	$16.50	$14.18	$18.31	$15.22	$12.94

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.00)[4]	0.02 [3]	0.06	0.09	0.06 [5]	0.06

Net realized and unrealized gain (loss) on investments	1.06	3.57	3.54	(3.16)	4.56	3.01

Total income (loss) from investment operations	1.06	3.59	3.60	(3.07)	4.62	3.07

Less Distributions to Shareholders from:

Net investment income	—	—	(0.06)	(0.08)	(0.06)	(0.06)

Net realized gain on investments	—	(2.30)	(1.22)	(0.98)	(1.47)	(0.73)

Total distributions to shareholders	—	(2.30)	(1.28)	(1.06)	(1.53)	(0.79)

Net Asset Value, End of Period	$18.85	$17.79	$16.50	$14.18	$18.31	$15.22

Total Return[2,6]	5.96%[7]	21.18%	25.54%	(16.83)%	30.54%	23.90%

Ratio of net expenses to average net assets[8]	0.66%[9,10]	0.66%[10]	0.66%	0.66%	0.66%	0.66%

Ratio of gross expenses to average net assets[11]	0.77%[9]	0.77%	0.78%	0.81%	0.79%	0.85%

Ratio of net investment income (loss) to average net assets[2]	(0.03)%[9]	0.11%	0.39%	0.55%	0.34%	0.44%

Portfolio turnover	23%[7]	47%	35%	28%	18%	28%

Net assets end of period (000’s) omitted	$29,858	$26,693	$23,943	$21,386	$20,721	$17,068

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.05), $0.00 and $0.01 for Class N, Class I and Class Z, respectively.
[4]	Less than $0.005 or $(0.005) per share.
[5]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.02), $0.02, and $0.04 for Class N, Class I and Class Z, respectively.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Not annualized.
[8]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2025 and less than 0.01% for fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

[9]	Annualized.
[10]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.
[11]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[12]	Less than 0.005%.

The accompanying notes are an integral part of these financial statements.

10

Notes to Financial Statements (unaudited) June 30, 2025

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG Renaissance Large Cap Growth Fund (the “Fund”).

The Fund offers Class N, Class I, and Class Z shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Fund that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Fund are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Fund’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

11

Notes to Financial Statements (continued)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

The Fund had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended June 30, 2025, the impact on the expenses and expense ratios was $5,681 and less than 0.01%, respectively.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in

December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to tax equalization utilized. Temporary differences are primarily due to wash sale loss deferrals.

At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Appreciation

$85,663,936	$55,105,477	$(2,304,386)	$52,801,091

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2024, the Fund had no capital loss carryovers for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended December 31, 2025, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

12

Notes to Financial Statements (continued)

For the six months ended June 30, 2025 (unaudited) and the fiscal year ended December 31, 2024, the capital stock transactions by class for the Fund were as follows:

	June 30, 2025		December 31, 2024

	Shares	Amount	Shares	Amount

Class N:

Shares sold	29,176	$499,341	117,424	$2,149,239

Shares issued in reinvestment of distributions	—	—	372,999	6,960,171

Shares redeemed	(241,333)	(4,286,337)	(646,540)	(11,931,797)

Net decrease	(212,157)	$(3,786,996)	(156,117)	$(2,822,387)

Class I:

Shares sold	235,367	$4,235,866	673,549	$12,493,034

Shares issued in reinvestment of distributions	—	—	268,481	5,101,144

Shares redeemed	(581,616)	(10,140,853)	(1,136,595)	(20,753,906)

Net decrease	(346,249)	$(5,904,987)	(194,565)	$(3,159,728)

Class Z:

Shares sold	152,237	$2,728,879	75,845	$1,390,819

Shares issued in reinvestment of distributions	—	—	163,444	3,038,414

Shares redeemed	(68,952)	(1,208,521)	(190,443)	(3,433,381)

Net increase	83,285	$1,520,358	48,846	$995,852

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Securities Lending Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2025, the Fund had no Repurchase Agreements outstanding.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Fund and monitors the subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by The Renaissance Group LLC (“Renaissance”) who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Renaissance.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2025, the Fund paid an investment management fee at the following annual rates of the Fund’s average daily net assets:

on the first $50 million	0.55%

on the next $25 million	0.50%

on the next $25 million	0.45%

on balance over $100 million	0.40%

The fee paid to Renaissance for its services as subadviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

The Investment Manager has contractually agreed, through at least May 1, 2026, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with

13

Notes to Financial Statements (continued)

respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) to the annual rate of 0.66% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the six months ended June 30, 2025, the Investment Manager reimbursed the Fund $73,864, and did not recoup any previously reimbursed expenses. At June 30, 2025, the Fund’s expiration of reimbursements subject to recoupment was as follows:

Expiration Period

Less than 1 year	$145,484

1-2 years	148,478

2-3 years	151,884

Total	$445,846

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below. From December 31, 2022 through December 31, 2025, the Investment Manager has agreed to waive a portion of shareholder servicing fees paid by Class I as necessary to ensure the fees are limited to 0.07%.

The impact on the annualized expense ratios for the six months ended June 30, 2025, was as follows:

	Maximum Annual	Actual
	Amount	Amount
	Approved	Incurred
Class N	0.15%	0.09%
Class I	0.15%	0.07%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2025, the Fund had no interfund loans outstanding. The Fund did not lend during the six months ended June 30, 2025.

The Fund utilized the interfund lending program during the six months ended June 30, 2025 as follows:

Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

$1,415,752	1	$203	5.230%

14

Notes to Financial Statements (continued)

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2025, were $31,098,362 and $40,296,181, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2025.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2025, was as follows:

Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

$2,832,247	—	$2,879,724	$2,879,724

The following table summarizes the securities received as collateral for securities lending at June 30, 2025:

Collateral Type	Coupon Range	Maturity Date Range

U.S. Treasury Obligations	0.000%-5.375%	07/15/25-05/15/54

5. SEGMENT REPORTING

The Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in the Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Fund’s president and chief financial officer. The CODM assesses the performance and makes operating decisions for the Fund primarily based on the Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes the Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of the Fund. As the Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market; or (iii) price fluctuations. Please refer to the Fund’s current prospectus for additional information about the Fund’s principal risks.

Market Risk: Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Management Risk: Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that Renaissance’s investment techniques and risk analysis will produce the desired result.

Large-Capitalization Stock Risk: The stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Mid-Capitalization Stock Risk: The stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Growth Stock Risk: The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims

15

Notes to Financial Statements (continued)

that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

8. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4. At June 30, 2025, the Fund had no Repurchase Agreements outstanding.

9. RECENT ACCOUNTING UPDATE PRONOUNCEMENT

In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU.

10. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

16

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended June 30, 2025, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended June 30, 2025, was $5,863, which is reflected as “Trustee fees and expenses” on the Statement of Operations. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended June 30, 2025.

17

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

AMG Renaissance Large Cap Growth Fund: Approval of Investment Management Agreement and Subadvisory Agreement on June 11, 2025

At an in-person meeting held on June 11, 2025, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for AMG Renaissance Large Cap Growth Fund (the “Fund”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”); and (ii) the Subadvisory Agreement with respect to the Fund, as amended at any time prior to the date of the meeting (the “Subadvisory Agreement”), with The Renaissance Group LLC, the Fund’s subadviser (the “Subadviser”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreement, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for the Fund (the “Peer Group”), performance information for the relevant benchmark index for the Fund (the “Fund Benchmark”), other relevant matters, including management fees, the profitability of the Investment Manager and the Subadviser, and the potential for economies of scale that may be shared with the Fund, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the

Investment Manager at the June 11, 2025 meeting and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to the Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory

Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

18

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

PERFORMANCE

The Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes a similar investment strategy and approach, and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Fund and its discussions with the management of the Fund’s subadviser during the period regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2025, was below, above, above, and below, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Russell 1000 Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance relative to the Peer Group and underperformance relative to the Fund Benchmark. The Trustees also noted that the Fund ranked in the top third relative to its Peer Group for the 3-year and 5-year periods and in the top decile relative to its Peer Group for the 2021 and 2022 calendar years. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies, as well as overall market conditions.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment

Manager at the June 11, 2025 meeting and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Fund, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees also considered management’s discussion of the current asset level of the Fund, and the impact on profitability of both the current asset level and any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the undertaking by the Investment Manager to maintain a contractual expense limitation for the Fund. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also, with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fee payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to the Fund and the resulting profitability from the relationship. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The

Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under the Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also, with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2025, were both rated in the Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2026, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.66%. The Trustees also considered that the Investment Manager was voluntarily waiving a portion of shareholder servicing fees for Class I shares of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreement: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

19

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval	of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 11, 2025, the Trustees, and	separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

20

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

The Renaissance Group LLC

50 East RiverCenter Boulevard

Suite 1200

Covington, KY 41011

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520 500

Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at wealth.amg.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at wealth.amg.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

wealth.amg.com	063025 SAR024

SEMI-ANNUAL FINANCIAL STATEMENTS

AMG Funds June 30, 2025 AMG TimesSquare Small Cap Growth Fund

Class N: TSCPX | Class I: TSQIX | Class Z: TSCIX

AMG TimesSquare Mid Cap Growth Fund

Class N: TMDPX | Class I: TQMIX | Class Z: TMDIX

AMG TimesSquare International Small Cap Fund

Class N: TCMPX | Class I: TQTIX | Class Z: TCMIX

wealth.amg.com	063025 SAR012

AMG Funds Semi-Annual Financial Statements — June 30, 2025 (unaudited)

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedules of Portfolio Investments

AMG TimesSquare Small Cap Growth Fund	2

AMG TimesSquare Mid Cap Growth Fund	5

AMG TimesSquare International Small Cap Fund	8

Statement of Assets and Liabilities	11

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	13

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	14

Detail of changes in assets for the past two fiscal periods

Financial Highlights	15

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	24

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	33

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	34

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (unaudited) June 30, 2025

	Shares	Value

Common Stocks - 95.4%

Consumer Discretionary - 8.5%

Boot Barn Holdings, Inc.*	8,800	$1,337,600

Bright Horizons Family Solutions, Inc.*	9,000	1,112,310

Global-e Online, Ltd. (Israel)*	29,000	972,660

Ollie’s Bargain Outlet Holdings, Inc.*,1	9,300	1,225,554

Pursuit Attractions and Hospitality, Inc.*	22,430	646,657

Valvoline, Inc.*,1	45,000	1,704,150

Warby Parker, Inc., Class A*	55,500	1,217,115

Wyndham Hotels & Resorts, Inc.	18,000	1,461,780

Total Consumer Discretionary		9,677,826

Consumer Staples - 5.5%

BJ’s Wholesale Club Holdings, Inc.*	30,500	3,288,815

The Chefs’ Warehouse, Inc.*,1	23,000	1,467,630

Freshpet, Inc.*,1	9,500	645,620

Guardian Pharmacy Services, Inc., Class A*	42,300	901,413

Total Consumer Staples		6,303,478

Energy - 3.7%

Cactus, Inc., Class A	13,500	590,220

Excelerate Energy, Inc., Class A	36,000	1,055,520

Infinity Natural Resources, Inc., Class A*	45,838	839,294

Magnolia Oil & Gas Corp., Class A1	36,300	816,024

Matador Resources Co.	20,000	954,400

Total Energy		4,255,458

Financials - 8.9%

Hamilton Lane, Inc., Class A	14,800	2,103,376

MVB Financial Corp.	31,000	698,430

Paymentus Holdings, Inc., Class A*	40,700	1,332,925

PJT Partners, Inc., Class A1	7,200	1,188,072

Safety Insurance Group, Inc.	28,500	2,262,615

Victory Capital Holdings, Inc., Class A	40,000	2,546,800

Total Financials		10,132,218

Health Care - 15.4%

Addus HomeCare Corp.*	19,800	2,280,762

Ceribell, Inc.*,1	41,000	767,930

CG Oncology, Inc.*,1	26,000	676,000

Insmed, Inc.*	22,000	2,214,080

Inspire Medical Systems, Inc.*	12,600	1,635,102

iRhythm Technologies, Inc.*	3,700	569,652

Krystal Biotech, Inc.*	6,000	824,760

Merus, N.V. (Netherlands)*	12,600	662,760

Newamsterdam Pharma Co., N.V. (Netherlands)*	45,000	814,950

Soleno Therapeutics, Inc.*	12,502	1,047,417

	Shares	Value

Stevanato Group S.p.A. (Italy)	68,000	$1,661,240

Vericel Corp.*,1	38,500	1,638,175

Verona Pharma PLC, ADR (United Kingdom)*	18,700	1,768,646

Xenon Pharmaceuticals, Inc. (Canada)*,1	30,007	939,219

Total Health Care		17,500,693

Industrials - 31.8%

ACV Auctions, Inc., Class A*	120,000	1,946,400

Applied Industrial Technologies, Inc.[1]	4,459	1,036,495

The AZEK Co., Inc.*	37,500	2,038,125

Casella Waste Systems, Inc., Class A*	25,200	2,907,576

Chart Industries, Inc.*	7,000	1,152,550

Comfort Systems USA, Inc.	3,150	1,689,061

Construction Partners, Inc., Class A*	13,000	1,381,640

Embraer, S.A., Sponsored ADR (Brazil)	21,500	1,223,565

Esab Corp.	19,000	2,290,450

Exponent, Inc.	15,000	1,120,650

FTAI Aviation, Ltd.	9,500	1,092,880

Hexcel Corp.	19,000	1,073,310

ITT, Inc.	11,400	1,787,862

JBT Marel Corp.	17,042	2,049,471

Karman Holdings, Inc.*,1	17,500	881,475

Kratos Defense & Security Solutions, Inc.*,1	36,000	1,672,200

Loar Holdings, Inc.*,1	13,500	1,163,295

MYR Group, Inc.*	8,000	1,451,600

Parsons Corp.*,1	16,200	1,162,674

RBC Bearings, Inc.*	3,600	1,385,280

Regal Rexnord Corp.	19,000	2,754,240

Tetra Tech, Inc.	52,500	1,887,900

WillScot Holdings Corp.[1]	40,000	1,096,000

Total Industrials		36,244,699

Information Technology - 20.5%

ASGN, Inc.*	10,850	541,741

Braze, Inc., Class A*	26,200	736,220

Clearwater Analytics Holdings, Inc., Class A*	70,500	1,546,065

Credo Technology Group Holding, Ltd.*	18,400	1,703,656

CyberArk Software, Ltd. (Israel)*	2,200	895,136

Intapp, Inc.*	26,492	1,367,517

JFrog, Ltd. *	72,000	3,159,360

Lattice Semiconductor Corp.*	28,500	1,396,215

MACOM Technology Solutions Holdings, Inc.*	9,000	1,289,610

Onestream, Inc.*	46,000	1,301,800

Onto Innovation, Inc.*	5,907	596,194

PAR Technology Corp.*,1	24,000	1,664,880

The accompanying notes are an integral part of these financial statements.

2

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 20.5% (continued)

Q2 Holdings, Inc.*	19,000	$1,778,210

ServiceTitan, Inc., Class A*	14,500	1,554,110

SiTime Corp.*	1,205	256,761

Vertex, Inc., Class A*,1	55,500	1,961,092

Workiva, Inc.*	23,000	1,574,350

Total Information Technology		23,322,917

Real Estate - 1.1%

National Storage Affiliates Trust, REIT	39,000	1,247,610

Total Common Stocks (Cost $91,301,527)		108,684,899

Exchange Traded Funds - 2.0%
iShares Russell 2000 Growth ETF[1] (Cost $2,015,867)	8,000	2,286,880

	Principal Amount

Short-Term Investments - 6.9%

Joint Repurchase Agreements - 3.7%[2]

Cantor Fitzgerald Securities, Inc., dated 06/30/25, due 07/01/25, 4.390% total to be received $1,065,148 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.500%, 06/01/30 - 02/01/57, totaling $1,086,318)	$1,065,018	1,065,018

CF Secured, LLC, dated 06/30/25, due 07/01/25, 4.390% total to be received $1,065,148 (collateralized by various U.S. Government Agency Obligations, 3.000% - 6.500%, 05/23/28 - 12/01/63, totaling $1,086,563)	1,065,018	1,065,018

	Principal Amount	Value

Citadel Securities LLC, dated 06/30/25, due 07/01/25, 4.470% total to be received $1,065,150 (collateralized by various U.S. Treasuries, 0.000% - 4.625%, 07/15/25 - 05/15/55, totaling $1,086,453)	$1,065,018	$1,065,018

Deutsche Bank Securities, Inc., dated 06/30/25, due 07/01/25, 4.380% total to be received $65,398 (collateralized by various U.S. Treasuries, 1.875% - 4.250%, 11/15/40 - 02/15/51, totaling $66,698)	65,390	65,390

State of Wisconsin Investment Board, dated 06/30/25, due 07/01/25, 4.480% total to be received $1,000,124 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/15/26 - 02/15/54, totaling $1,016,993)	1,000,000	1,000,000

Total Joint Repurchase Agreements		4,260,444

	Shares

Other Investment Companies - 3.2%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%[3]	1,456,841	1,456,841

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%[3]	2,185,261	2,185,261

Total Other Investment Companies		3,642,102

Total Short-Term Investments (Cost $7,902,546)		7,902,546

Total Investments - 104.3% (Cost $101,219,940)		118,874,325

Other Assets, less Liabilities - (4.3)%		(4,860,360)

Net Assets - 100.0%		$114,013,965

*	Non-income producing security.

[1]

Some of these securities, amounting to $19,404,781 or 17.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2025, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

3

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks†	$108,684,899	—	—	$108,684,899

Exchange Traded Funds	2,286,880	—	—	2,286,880

Short-Term Investments

Joint Repurchase Agreements	—	$4,260,444	—	4,260,444

Other Investment Companies	3,642,102	—	—	3,642,102

Total Investments in Securities	$114,613,881	$4,260,444	—	$118,874,325

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

4

AMG TimesSquare Mid Cap Growth Fund Schedule of Portfolio Investments (unaudited) June 30, 2025

	Shares	Value

Common Stocks - 96.0%

Communication Services - 2.6%

Pinterest, Inc., Class A*	714,700	$25,629,142

Take-Two Interactive Software, Inc.*	62,300	15,129,555

Total Communication Services		40,758,697

Consumer Discretionary - 9.9%

DoorDash, Inc., Class A*	119,490	29,455,480

Floor & Decor Holdings, Inc., Class A*	166,400	12,639,744

Flutter Entertainment PLC*,1	31,900	9,115,744

O’Reilly Automotive, Inc.*	327,900	29,553,627

Pool Corp.[1]	59,580	17,366,378

Ross Stores, Inc.	170,740	21,783,009

Tractor Supply Co.	445,600	23,514,312

Wyndham Hotels & Resorts, Inc.	171,200	13,903,152

Total Consumer Discretionary		157,331,446

Consumer Staples - 2.4%

BJ’s Wholesale Club Holdings, Inc.*	181,552	19,576,752

Performance Food Group Co.*	217,500	19,024,725

Total Consumer Staples		38,601,477

Energy - 4.5%

Cheniere Energy, Inc.	162,700	39,620,704

Permian Resources Corp.	1,078,500	14,689,170

Targa Resources Corp.	103,200	17,965,056

Total Energy		72,274,930

Financials - 10.0%

The Allstate Corp.	116,693	23,491,468

Block, Inc.*	86,000	5,841,980

Brown & Brown, Inc.	148,073	16,416,854

Evercore, Inc., Class A	34,259	9,250,615

Interactive Brokers Group, Inc., Class A	511,256	28,328,695

RenaissanceRe Holdings, Ltd. (Bermuda)	55,210	13,410,509

Robinhood Markets, Inc., Class A*	336,910	31,544,883

TPG, Inc.	594,420	31,177,329

Total Financials		159,462,333

Health Care - 13.1%

Argenx SE, ADR (Netherlands)*	43,750	24,115,875

Cencora, Inc.	149,000	44,677,650

Encompass Health Corp.	105,980	12,996,327

IDEXX Laboratories, Inc.*	64,800	34,754,832

Insmed, Inc.*	146,600	14,753,824

Inspire Medical Systems, Inc.*	81,093	10,523,439

Repligen Corp.*	78,510	9,765,074

Stevanato Group S.p.A. (Italy)[1]	648,617	15,845,713

	Shares	Value

Veeva Systems, Inc., Class A*	144,285	$41,551,194

Total Health Care		208,983,928

Industrials - 22.0%

AMETEK, Inc.	85,000	15,381,600

Axon Enterprise, Inc.*	42,100	34,856,274

Carlisle Cos., Inc.[1]	40,300	15,048,020

Cintas Corp.	129,836	28,936,549

Curtiss-Wright Corp.	58,804	28,728,694

EMCOR Group, Inc.	88,530	47,353,812

Equifax, Inc.	40,489	10,501,632

Esab Corp.	118,670	14,305,669

GFL Environmental, Inc. (Canada)	338,136	17,062,343

Hexcel Corp.	254,255	14,362,865

Loar Holdings, Inc.*,1	164,838	14,204,090

Paylocity Holding Corp.*	63,700	11,541,803

Regal Rexnord Corp.	152,994	22,178,010

Saia, Inc.*	38,520	10,554,095

Verisk Analytics, Inc.	121,693	37,907,369

Waste Connections, Inc. (Canada)	96,175	17,957,796

Watsco, Inc.	24,250	10,709,285

Total Industrials		351,589,906

Information Technology - 27.7%

Amphenol Corp., Class A	130,540	12,890,825

AppLovin Corp., Class A*	84,845	29,702,538

Bentley Systems, Inc., Class B	345,629	18,653,597

Crowdstrike Holdings, Inc., Class A*	25,101	12,784,190

CyberArk Software, Ltd. (Israel)*	83,695	34,053,822

Dynatrace, Inc.*	448,545	24,764,169

Elastic, N.V.*	209,295	17,649,847

Fair Isaac Corp.*	7,710	14,093,572

Gartner, Inc.*	70,725	28,588,459

HubSpot, Inc.*	76,405	42,529,315

JFrog, Ltd. *	645,377	28,319,143

Lattice Semiconductor Corp.*	332,800	16,303,872

Marvell Technology, Inc.	203,460	15,747,804

Monolithic Power Systems, Inc.	47,400	34,667,412

Nice, Ltd., Sponsored ADR (Israel)*	102,037	17,235,070

Onestream, Inc.*,1	571,315	16,168,215

Samsara, Inc., Class A*	470,200	18,704,556

ServiceTitan, Inc., Class A*	184,801	19,806,971

Trimble, Inc.*	249,100	18,926,618

Tyler Technologies, Inc.*	35,800	21,223,672

Total Information Technology		442,813,667

The accompanying notes are an integral part of these financial statements.

5

AMG TimesSquare Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Materials - 2.5%

Carpenter Technology Corp.	19,505	$5,390,792

Martin Marietta Materials, Inc.	34,100	18,719,536

RPM International, Inc.	148,300	16,289,272

Total Materials		40,399,600

Real Estate - 1.3%

CoStar Group, Inc.*	264,039	21,228,736

Total Common Stocks (Cost $1,070,813,302)		1,533,444,720

	Principal Amount

Short-Term Investments - 4.3%

Joint Repurchase Agreements - 1.1%[2]

Cantor Fitzgerald Securities, Inc., dated 06/30/25, due 07/01/25, 4.390% total to be received $3,279,441 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.500%, 06/01/30 - 02/01/57, totaling $3,344,622)	$3,279,041	3,279,041

Citadel Securities LLC, dated 06/30/25, due 07/01/25, 4.470% total to be received $4,326,232 (collateralized by various U.S. Treasuries, 0.000% - 4.625%, 07/15/25 - 05/15/55, totaling $4,412,757)	4,325,695	4,325,695

Daiwa Capital Markets America, dated 06/30/25, due 07/01/25, 4.390% total to be received $3,586,834 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.500% - 7.500%, 08/15/34 - 06/01/55, totaling $3,658,125)	3,586,397	3,586,397

*	Non-income producing security.
[1]

Some of these securities, amounting to $63,253,063 or 4.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

	Principal Amount	Value

HSBC Securities USA, Inc., dated 06/30/25, due 07/01/25, 4.390% total to be received $2,004,064 (collateralized by various U.S. Government Agency Obligations, 2.000% - 7.000%, 03/01/34 - 05/01/55, totaling $2,043,896)	$2,003,820	$2,003,820

State of Wisconsin Investment Board, dated 06/30/25, due 07/01/25, 4.480% total to be received $4,109,922 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/15/26 - 02/15/54, totaling $4,179,244)	4,109,411	4,109,411

Total Joint Repurchase Agreements		17,304,364

	Shares

Other Investment Companies - 3.2%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%[3]	20,312,323	20,312,323

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%[3]	30,468,484	30,468,484

Total Other Investment Companies		50,780,807

Total Short-Term Investments (Cost $68,085,171)		68,085,171

Total Investments - 100.3% (Cost $1,138,898,473)		1,601,529,891

Other Assets, less Liabilities - (0.3)%		(5,032,910)

Net Assets - 100.0%		$1,596,496,981

[3]	Yield shown represents the June 30, 2025, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

6

AMG TimesSquare Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2025:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$1,533,444,720	—	—	$1,533,444,720

Short-Term Investments

Joint Repurchase Agreements	—	$17,304,364	—	17,304,364

Other Investment Companies	50,780,807	—	—	50,780,807

Total Investments in Securities	$1,584,225,527	$17,304,364	—	$1,601,529,891

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

7

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments (unaudited) June 30, 2025

	Shares	Value

Common Stocks - 98.4%

Communication Services - 3.9%

Auto Trader Group PLC (United Kingdom)[1]	71,920	$814,623

CAR Group Ltd. (Australia)	24,424	601,498

Hemnet Group AB (Sweden)	37,860	1,111,600

Internet Initiative Japan, Inc. (Japan)	60,930	1,202,988

IPSOS, S.A. (France)	24,050	1,291,801

Total Communication Services		5,022,510

Consumer Discretionary - 14.1%

ABC-Mart, Inc. (Japan)	123,940	2,546,202

Arcos Dorados Holdings, Inc., Class A (Uruguay)	165,650	1,306,978

CIE Automotive, S.A. (Spain)[2]	31,427	905,071

Coats Group PLC (United Kingdom)	1,033,160	1,127,795

Dalata Hotel Group PLC (Ireland)	245,616	1,866,136

De’ Longhi S.p.A. (Italy)	39,720	1,333,476

Food & Life Cos., Ltd. (Japan)	29,750	1,446,664

Games Workshop Group PLC (United Kingdom)	5,610	1,248,690

JUMBO, S.A. (Greece)	60,210	2,078,084

KOMEDA Holdings Co., Ltd. (Japan)	78,580	1,620,972

Rinnai Corp. (Japan)	99,200	2,460,206

Total Consumer Discretionary		17,940,274

Consumer Staples - 5.5%

Greencore Group PLC (Ireland)	847,170	2,715,297

Sugi Holdings Co., Ltd. (Japan)	96,401	2,203,745

Viscofan, S.A. (Spain)	29,565	2,103,037

Total Consumer Staples		7,022,079

Energy - 2.3%

Pason Systems, Inc. (Canada)	69,420	626,016

Technip Energies, N.V. (France)	55,270	2,325,350

Total Energy		2,951,366

Financials - 13.2%

Alm Brand A/S (Denmark)	1,136,090	3,034,955

FinecoBank Banca Fineco S.p.A. (Italy)	54,413	1,207,073

Integral Corp. (Japan)[2]	94,070	2,080,975

Nordnet AB publ (Sweden)	33,057	898,551

Piraeus Financial Holdings, S.A. (Greece)	363,272	2,516,669

Rakuten Bank, Ltd. (Japan)*	44,750	2,051,471

Ringkjoebing Landbobank A/S (Denmark)	9,830	2,151,086

St James’s Place PLC (United Kingdom)	94,180	1,534,666

Steadfast Group, Ltd. (Australia)	341,833	1,353,883

Total Financials		16,829,329

Health Care - 5.0%

Ambu A/S, Class B (Denmark)	65,370	1,028,142

	Shares	Value

Craneware PLC (United Kingdom)	48,130	$1,400,592

Siegfried Holding AG (Switzerland)	24,000	2,704,047

Verona Pharma PLC, ADR (United Kingdom)*	13,200	1,248,456

Total Health Care		6,381,237

Industrials - 28.5%

Aalberts, N.V. (Netherlands)	27,400	995,149

ALS, Ltd. (Australia)	200,590	2,259,547

Arcadis, N.V. (Netherlands)	15,520	753,651

Bodycote PLC (United Kingdom)	130,579	1,047,653

Chemring Group PLC (United Kingdom)	186,900	1,450,335

Daiei Kankyo Co., Ltd. (Japan)	140,300	3,076,648

Danieli & C Officine Meccaniche S.p.A. (Italy)[2]	20,000	786,070

Diploma PLC (United Kingdom)	20,420	1,370,792

DMG Mori Co., Ltd. (Japan)	33,570	772,455

HD Hyundai Marine Solution Co., Ltd. (South Korea)	11,020	1,670,742

Howden Joinery Group PLC (United Kingdom)	147,203	1,731,036

Interpump Group S.p.A. (Italy)[2]	30,767	1,280,287

KION Group AG (Germany)	12,730	711,069

Konecranes Oyj (Finland)	11,230	892,355

Kyudenko Corp. (Japan)	30,100	1,245,320

Maire S.p.A. (Italy)	156,000	2,055,651

MEITEC Group Holdings, Inc. (Japan)	55,530	1,223,746

Nexans, S.A. (France)	9,310	1,218,298

Organo Corp. (Japan)	48,960	3,048,133

RENK Group AG (Germany)	21,180	1,694,202

Rotork PLC (United Kingdom)	319,400	1,409,144

SWCC Corp. (Japan)	39,100	2,038,662

Timee, Inc. (Japan)*,2	78,220	1,114,887

Tokyo Metro Co., Ltd. (Japan)	80,820	940,476

Ventia Services Group Pty, Ltd. (Australia)	433,010	1,476,837

Total Industrials		36,263,145

Information Technology - 14.1%

Accton Technology Corp. (Taiwan)	58,000	1,449,638

Alten, S.A. (France)	9,110	801,129

Appier Group, Inc. (Japan)	118,090	1,334,621

Azbil Corp. (Japan)	365,930	3,469,980

Dexerials Corp. (Japan)	95,600	1,477,465

Finatext Holdings, Ltd. (Japan)*	110,320	888,763

IONOS Group SE (Germany)*	26,800	1,260,826

Melexis, N.V. (Belgium)	4,710	401,480

Nova, Ltd. (Israel)*	5,100	1,403,520

Rigaku Holdings Corp. (Japan)	195,710	1,043,771

The accompanying notes are an integral part of these financial statements.

8

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 14.1% (continued)

Simplex Holdings, Inc. (Japan)	46,040	$1,245,673

Sopra Steria Group (France)	13,253	3,231,273

Total Information Technology		18,008,139

Materials - 4.8%

Acerinox, S.A. (Spain)	101,890	1,300,881

Imdex, Ltd. (Australia)	674,990	1,208,477

LANXESS AG (Germany)	43,200	1,288,023

OR Royalties, Inc. (Canada)[2]	64,990	1,670,387

Sumitomo Bakelite Co., Ltd. (Japan)	22,330	644,161

Total Materials		6,111,929

Real Estate - 5.2%

KDX Realty Investment Corp., REIT (Japan)	2,930	3,179,303

Merlin Properties Socimi, S.A., REIT (Spain)	139,200	1,835,176

The UNITE Group PLC, REIT (United Kingdom)	135,380	1,577,819

Total Real Estate		6,592,298

Utilities - 1.8%

Nippon Gas Co., Ltd. (Japan)	123,250	2,269,768

Total Common Stocks (Cost $91,990,771)		125,392,074

	Principal Amount

Short-Term Investments - 4.0%

Joint Repurchase Agreements - 0.9%[3]

Citadel Securities LLC, dated 06/30/25, due 07/01/25, 4.470% total to be received $152,683 (collateralized by various U.S. Treasuries, 0.000% - 4.625%, 07/15/25 - 05/15/55, totaling $155,737)	$152,664	152,664

*	Non-income producing security.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the value of this security amounted to $814,623 or 0.6% of net assets.

[2]

Some of these securities, amounting to $5,524,637 or 4.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

	Principal Amount	Value

State of Wisconsin Investment Board, dated 06/30/25, due 07/01/25, 4.480% total to be received $1,000,124 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/15/26 - 02/15/54, totaling $1,016,993)	$1,000,000	$1,000,000

Total Joint Repurchase Agreements		1,152,664

	Shares

Other Investment Companies - 3.1%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%[4]	1,592,568	1,592,568

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%[4]	2,388,852	2,388,852

Total Other Investment Companies		3,981,420

Total Short-Term Investments (Cost $5,134,084)		5,134,084

Total Investments - 102.4% (Cost $97,124,855)		130,526,158

Other Assets, less Liabilities - (2.4)%		(3,049,633)

Net Assets - 100.0%		$127,476,525

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[4]	Yield shown represents the June 30, 2025, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR  American Depositary Receipt

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

9

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2025:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Common Stocks

Industrials	$1,047,653	$35,215,492	—	$36,263,145

Information Technology	1,403,520	16,604,619	—	18,008,139

Consumer Discretionary	5,251,198	12,689,076	—	17,940,274

Financials	3,034,955	13,794,374	—	16,829,329

Consumer Staples	2,715,297	4,306,782	—	7,022,079

Real Estate	—	6,592,298	—	6,592,298

Health Care	2,649,048	3,732,189	—	6,381,237

Materials	1,670,387	4,441,542	—	6,111,929

Communication Services	—	5,022,510	—	5,022,510

Energy	626,016	2,325,350	—	2,951,366

Utilities	—	2,269,768	—	2,269,768

Short-Term Investments

Joint Repurchase Agreements	—	1,152,664	—	1,152,664

Other Investment Companies	3,981,420	—	—	3,981,420

Total Investment in Securities	$22,379,494	$108,146,664	—	$130,526,158

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities (unaudited) June 30, 2025

	AMG TimesSquare Small Cap Growth Fund	AMG TimesSquare Mid Cap Growth Fund	AMG TimesSquare International Small Cap Fund

Assets:

Investments at value[1] (including securities on loan valued at $19,404,781, $63,253,063, and $5,524,637, respectively)	$118,874,325	$1,601,529,891	$130,526,158

Foreign currency[2]	—	—	1,292,594

Receivable for investments sold	142,941	13,169,338	226,954

Dividend and interest receivables	33,538	560,150	627,401

Securities lending income receivable	3,341	21,030	4,974

Receivable for Fund shares sold	8,265	1,747,234	19,018

Receivable from affiliate	8,914	—	5,554

Prepaid expenses and other assets	22,795	61,225	24,120

Total assets	119,094,119	1,617,088,868	132,726,773

Liabilities:

Payable upon return of securities loaned	4,260,444	17,304,364	1,152,664

Payable for investments purchased	653,965	563,807	928,854

Payable for Fund shares repurchased	2,208	1,302,242	2,896,734

Accrued expenses:

Investment advisory and management fees	69,943	852,286	78,142

Administrative fees	13,805	193,701	15,628

Shareholder service fees	2,926	76,551	5,067

Other	76,863	298,936	173,159

Total liabilities	5,080,154	20,591,887	5,250,248

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$114,013,965	$1,596,496,981	$127,476,525

[1] Investments at cost	$101,219,940	$1,138,898,473	$97,124,855

[2] Foreign currency at cost	—	—	$1,277,114

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities (continued)

	AMG TimesSquare Small Cap Growth Fund	AMG TimesSquare Mid Cap Growth Fund	AMG TimesSquare International Small Cap Fund

Net Assets Represent:

Paid-in capital	$93,656,791	$1,006,160,395	$287,379,829

Total distributable earnings (loss)	20,357,174	590,336,586	(159,903,304)

Net Assets	$114,013,965	$1,596,496,981	$127,476,525

Class N:

Net Assets	$15,161,646	$343,918,630	$9,274,087

Shares outstanding	1,248,723	20,106,823	516,125

Net asset value, offering and redemption price per share	$12.14	$17.10	$17.97

Class I:

Net Assets	$9,549,227	$530,953,333	$73,835,102

Shares outstanding	730,746	28,761,218	4,096,284

Net asset value, offering and redemption price per share	$13.07	$18.46	$18.02

Class Z:

Net Assets	$89,303,092	$721,625,018	$44,367,336

Shares outstanding	6,775,724	38,810,150	2,463,387

Net asset value, offering and redemption price per share	$13.18	$18.59	$18.01

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations (unaudited) For the six months ended June 30, 2025

	AMG TimesSquare Small Cap Growth Fund	AMG TimesSquare Mid Cap Growth Fund	AMG TimesSquare International Small Cap Fund

Investment Income:

Dividend income	$358,287	$4,848,126	$1,945,454

Interest income	—	203	1,224

Securities lending income	18,088	175,960	54,044

Foreign withholding tax	(648)	(16,444)	(215,968)

Total investment income	375,727	5,007,845	1,784,754

Expenses:

Investment advisory and management fees	420,039	4,754,683	439,155

Administrative fees	82,903	1,080,610	87,831

Shareholder servicing fees - Class N	14,641	335,847	9,794

Shareholder servicing fees - Class I	2,834	116,845	18,495

Professional fees	24,366	71,152	27,323

Registration fees	22,034	47,479	25,033

Custodian fees	18,024	59,664	49,968

Reports to shareholders	6,916	61,630	21,976

Trustee fees and expenses	4,581	61,449	4,989

Transfer agent fees	2,187	21,215	10,042

Miscellaneous	3,927	26,373	4,615

Total expenses before offsets	602,452	6,636,947	699,221

Expense reimbursements	(54,401)	—	(56,115)

Expense reductions	(29,897)	(123,296)	—

Net expenses	518,154	6,513,651	643,106

Net investment income (loss)	(142,427)	(1,505,806)	1,141,648

Net Realized and Unrealized Gain:

Net realized gain on investments	4,533,344	80,348,196	7,174,520

Net realized gain on foreign currency transactions	—	—	26,053

Net change in unrealized appreciation/depreciation on investments	(3,714,170)	49,607,506	20,948,323

Net change in unrealized appreciation/depreciation on foreign currency translations	—	—	81,061

Net realized and unrealized gain	819,174	129,955,702	28,229,957

Net increase in net assets resulting from operations	$676,747	$128,449,896	$29,371,605

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets For the six months ended June 30, 2025 (unaudited) and the fiscal year ended December 31, 2024

	AMG TimesSquare Small Cap Growth Fund		AMG TimesSquare Mid Cap Growth Fund		AMG TimesSquare International Small Cap Fund
	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024

Increase in Net Assets Resulting From Operations:

Net investment income (loss)	$(142,427)	$(538,583)	$(1,505,806)	$(3,520,238)	$1,141,648	$2,020,057

Net realized gain on investments	4,533,344	26,055,722	80,348,196	163,628,139	7,200,573	22,935,874

Net change in unrealized appreciation/depreciation on investments	(3,714,170)	(3,758,410)	49,607,506	(23,589,003)	21,029,384	(19,548,662)

Net increase in net assets resulting from operations	676,747	21,758,729	128,449,896	136,518,898	29,371,605	5,407,269

Distributions to Shareholders:

Class N	—	(1,162,704)	—	(29,843,559)	—	(208,214)

Class I	—	(675,141)	—	(34,579,261)	—	(2,024,097)

Class Z	—	(6,572,397)	—	(41,300,749)	—	(1,208,701)

Total distributions to shareholders	—	(8,410,242)	—	(105,723,569)	—	(3,441,012)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(5,857,625)	(59,506,211)	104,027,171	37,957,598	(13,535,988)	(80,805,346)

Total increase (decrease) in net assets	(5,180,878)	(46,157,724)	232,477,067	68,752,927	15,835,617	(78,839,089)

Net Assets:

Beginning of period	119,194,843	165,352,567	1,364,019,914	1,295,266,987	111,640,908	190,479,997

End of period	$114,013,965	$119,194,843	$1,596,496,981	$1,364,019,914	$127,476,525	$111,640,908

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

14

AMG TimesSquare Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2025 (unaudited)	For the fiscal years ended December 31,
Class N		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$12.08	$11.28	$9.69	$14.09	$16.45	$13.96

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.02)	(0.06)	(0.06)	(0.09)	(0.17)	(0.11)[3]

Net realized and unrealized gain (loss) on investments	0.08	1.83	1.65	(3.62)	1.18	4.92

Total income (loss) from investment operations	0.06	1.77	1.59	(3.71)	1.01	4.81

Less Distributions to Shareholders from:

Net realized gain on investments	—	(0.97)	—	(0.69)	(3.37)	(2.32)

Net Asset Value, End of Period	$12.14	$12.08	$11.28	$9.69	$14.09	$16.45

Total Return[2,4]	0.58%[5]	15.30%	16.41%	(26.41)%	6.72%	34.96%

Ratio of net expenses to average net assets[6]	1.13%[7]	1.17%	1.17%	1.17%	1.17%[8]	1.16%

Ratio of gross expenses to average net assets[9]	1.26%[7]	1.23%	1.23%	1.20%	1.19%[8]	1.20%

Ratio of net investment loss to average net assets[2]	(0.45)%[7]	(0.52)%	(0.53)%	(0.79)%	(0.97)%	(0.79)%

Portfolio turnover	35%[5]	74%	63%	50%	65%	71%

Net assets end of period (000’s) omitted	$15,162	$15,285	$12,717	$38,225	$86,941	$112,740

The accompanying notes are an integral part of these financial statements.

15

AMG TimesSquare Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2025 (unaudited)	For the fiscal years ended December 31,
Class I		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$12.99	$12.06	$10.34	$14.96	$17.25	$14.53

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.02)	(0.05)	(0.05)	(0.08)	(0.15)	(0.10)[3]

Net realized and unrealized gain (loss) on investments	0.10	1.95	1.77	(3.85)	1.23	5.14

Total income (loss) from investment operations	0.08	1.90	1.72	(3.93)	1.08	5.04

Less Distributions to Shareholders from:

Net realized gain on investments	—	(0.97)	—	(0.69)	(3.37)	(2.32)

Net Asset Value, End of Period	$13.07	$12.99	$12.06	$10.34	$14.96	$17.25

Total Return[2,4]	0.62%[5]	15.48%	16.64%	(26.34)%	6.81%	35.19%

Ratio of net expenses to average net assets[6]	0.99%[7]	1.03%	1.05%	1.05%	1.05%[8]	1.03%

Ratio of gross expenses to average net assets[9]	1.12%[7]	1.09%	1.11%	1.08%	1.07%[8]	1.07%

Ratio of net investment loss to average net assets[2]	(0.31)%[7]	(0.38)%	(0.41)%	(0.67)%	(0.85)%	(0.66)%

Portfolio turnover	35%[5]	74%	63%	50%	65%	71%

Net assets end of period (000’s) omitted	$9,549	$9,645	$9,564	$9,185	$12,380	$12,062

The accompanying notes are an integral part of these financial statements.

16

AMG TimesSquare Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2025 (unaudited)	For the fiscal years ended December 31,
Class Z		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$13.09	$12.14	$10.40	$15.03	$17.30	$14.55

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.01)	(0.04)	(0.04)	(0.07)	(0.14)	(0.09)[3]

Net realized and unrealized gain (loss) on investments	0.10	1.96	1.78	(3.87)	1.24	5.16

Total income (loss) from investment operations	0.09	1.92	1.74	(3.94)	1.10	5.07

Less Distributions to Shareholders from:

Net realized gain on investments	—	(0.97)	—	(0.69)	(3.37)	(2.32)

Net Asset Value, End of Period	$13.18	$13.09	$12.14	$10.40	$15.03	$17.30

Total Return[2,4]	0.69%[5]	15.53%	16.73%	(26.29)%	6.91%	35.35%

Ratio of net expenses to average net assets[6]	0.93%[7]	0.97%	0.97%	0.97%	0.97%[8]	0.96%

Ratio of gross expenses to average net assets[9]	1.06%[7]	1.03%	1.03%	1.00%	0.99%[8]	1.00%

Ratio of net investment loss to average net assets[2]	(0.25)%[7]	(0.32)%	(0.33)%	(0.59)%	(0.77)%	(0.59)%

Portfolio turnover	35%[5]	74%	63%	50%	65%	71%

Net assets end of period (000’s) omitted	$89,303	$94,265	$143,072	$181,238	$312,604	$320,535

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment loss would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.12), $(0.10) and $(0.09) for Class N, Class I and Class Z, respectively.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]

Includes reduction from broker recapture amounting to 0.03% for the six months ended June 30, 2025, 0.01%, 0.02%, 0.02%, 0.02% and 0.03% for the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

[7]	Annualized.
[8]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to 0.01%.
[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

17

AMG TimesSquare Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2025 (unaudited)	For the fiscal years ended December 31,
Class N		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$15.73	$15.41	$12.88	$17.24	$19.66	$17.69

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.03)	(0.06)	(0.06)	(0.06)	(0.10)[3]	(0.09)[4]

Net realized and unrealized gain (loss) on investments	1.40	1.76	3.25	(3.79)	3.11	5.84

Total income (loss) from investment operations	1.37	1.70	3.19	(3.85)	3.01	5.75

Less Distributions to Shareholders from:

Net realized gain on investments	—	(1.38)	(0.66)	(0.51)	(5.43)	(3.78)

Net Asset Value, End of Period	$17.10	$15.73	$15.41	$12.88	$17.24	$19.66

Total Return[2,5]	8.77%[6]	10.57%	24.82%	(22.39)%	15.92%	33.03%

Ratio of net expenses to average net assets[7]	1.05%[8]	1.11%[9]	1.18%	1.17%	1.17%	1.17%

Ratio of gross expenses to average net assets[10]	1.06%[8]	1.12%	1.19%	1.18%	1.18%	1.18%

Ratio of net investment loss to average net assets[2]	(0.35)%[8]	(0.38)%	(0.39)%	(0.45)%	(0.46)%	(0.48)%

Portfolio turnover	22%[6]	48%	39%	44%	53%	74%

Net assets end of period (000’s) omitted	$343,919	$362,298	$411,238	$368,938	$535,289	$613,501

The accompanying notes are an integral part of these financial statements.

18

AMG TimesSquare Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2025 (unaudited)	For the fiscal years ended December 31,
Class I		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$16.96	$16.50	$13.73	$18.31	$20.58	$18.35

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.02)	(0.04)	(0.04)	(0.04)	(0.07)[3]	(0.07)[4]

Net realized and unrealized gain (loss) on investments	1.52	1.88	3.47	(4.03)	3.25	6.08

Total income (loss) from investment operations	1.50	1.84	3.43	(4.07)	3.18	6.01

Less Distributions to Shareholders from:

Net investment income	—	—	—	—	(0.02)	—

Net realized gain on investments	—	(1.38)	(0.66)	(0.51)	(5.43)	(3.78)

Total distributions to shareholders	—	(1.38)	(0.66)	(0.51)	(5.45)	(3.78)

Net Asset Value, End of Period	$18.46	$16.96	$16.50	$13.73	$18.31	$20.58

Total Return[2,5]	8.84%[6]	10.72%	24.94%	(22.23)%	16.04%	33.27%

Ratio of net expenses to average net assets[7]	0.90%[8]	0.96%[9]	1.03%	1.02%	1.02%	1.04%

Ratio of gross expenses to average net assets[10]	0.91%[8]	0.97%	1.04%	1.03%	1.03%	1.05%

Ratio of net investment loss to average net assets[2]	(0.20)%[8]	(0.23)%	(0.24)%	(0.30)%	(0.31)%	(0.35)%

Portfolio turnover	22%[6]	48%	39%	44%	53%	74%

Net assets end of period (000’s) omitted	$530,953	$452,566	$401,601	$339,100	$431,797	$526,800

The accompanying notes are an integral part of these financial statements.

19

AMG TimesSquare Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2025 (unaudited)	For the fiscal years ended December 31,
Class Z		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$17.08	$16.60	$13.81	$18.39	$20.65	$18.39

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.01)	(0.03)	(0.03)	(0.04)	(0.06)[3]	(0.05)[4]

Net realized and unrealized gain (loss) on investments	1.52	1.89	3.48	(4.03)	3.27	6.09

Total income (loss) from investment operations	1.51	1.86	3.45	(4.07)	3.21	6.04

Less Distributions to Shareholders from:

Net investment income	—	—	—	—	(0.04)	—

Net realized gain on investments	—	(1.38)	(0.66)	(0.51)	(5.43)	(3.78)

Total distributions to shareholders	—	(1.38)	(0.66)	(0.51)	(5.47)	(3.78)

Net Asset Value, End of Period	$18.59	$17.08	$16.60	$13.81	$18.39	$20.65

Total Return[2,5]	8.84%[6]	10.78%	25.03%	(22.18)%	16.10%	33.36%

Ratio of net expenses to average net assets[7]	0.85%[8]	0.91%[9]	0.98%	0.97%	0.97%	0.97%

Ratio of gross expenses to average net assets[10]	0.86%[8]	0.92%	0.99%	0.98%	0.98%	0.98%

Ratio of net investment loss to average net assets[2]	(0.15)%[8]	(0.18)%	(0.19)%	(0.25)%	(0.26)%	(0.28)%

Portfolio turnover	22%[6]	48%	39%	44%	53%	74%

Net assets end of period (000’s) omitted	$721,625	$549,156	$482,428	$414,298	$810,210	$896,929

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment loss would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.16), $(0.13) and $(0.12) for Class N, Class I and Class Z, respectively.

[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.11), $(0.08) and $(0.07) for Class N, Class I and Class Z, respectively.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]	Includes reduction from broker recapture amounting to 0.01% for the six months ended June 30, 2025, 0.01% for each fiscal year ended December 31, 2024, 2023, 2022, 2021 and 2020.

[8]	Annualized.

[9]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

20

AMG TimesSquare International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2025 (unaudited)	For the fiscal years ended December 31,
Class N		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$14.09	$14.27	$13.21	$18.49	$18.44	$16.24

Income (loss) from Investment Operations:

Net investment income[1,2]	0.13	0.17	0.14	0.19 [3]	0.09	0.02

Net realized and unrealized gain (loss) on investments	3.75	0.05	1.16	(5.36)	0.14	2.18

Total income (loss) from investment operations	3.88	0.22	1.30	(5.17)	0.23	2.20

Less Distributions to Shareholders from:

Net investment income	—	(0.40)	(0.24)	(0.11)	(0.18)	—

Net Asset Value, End of Period	$17.97	$14.09	$14.27	$13.21	$18.49	$18.44

Total Return[2,4]	27.54%[5]	1.45%	9.92%	(27.97)%	1.25%	13.55%

Ratio of net expenses to average net assets	1.30%[6]	1.31%[7]	1.27%[7]	1.25%	1.22%	1.23%

Ratio of gross expenses to average net assets[8]	1.40%[6]	1.37%	1.27%	1.25%	1.22%	1.23%

Ratio of net investment income to average net assets[2]	1.75%[6]	1.13%	1.04%	1.33%	0.47%	0.17%

Portfolio turnover	30%[5]	71%	69%	71%	73%	57%

Net assets end of period (000’s) omitted	$9,274	$7,428	$9,101	$10,977	$21,202	$45,389

The accompanying notes are an integral part of these financial statements.

21

AMG TimesSquare International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2025 (unaudited)	For the fiscal years ended December 31,
Class I		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$14.12	$14.30	$13.23	$18.52	$18.49	$16.26

Income (loss) from Investment Operations:

Net investment income[1,2]	0.15	0.20	0.17	0.21 [3]	0.12	0.05

Net realized and unrealized gain (loss) on investments	3.75	0.05	1.16	(5.37)	0.13	2.19

Total income (loss) from investment operations	3.90	0.25	1.33	(5.16)	0.25	2.24

Less Distributions to Shareholders from:

Net investment income	—	(0.43)	(0.26)	(0.13)	(0.22)	(0.01)

Net Asset Value, End of Period	$18.02	$14.12	$14.30	$13.23	$18.52	$18.49

Total Return[2,4]	27.69%[5]	1.65%	10.11%	(27.84)%	1.36%	13.75%

Ratio of net expenses to average net assets	1.10%[6]	1.12%[7]	1.11%[7]	1.10%	1.07%	1.08%

Ratio of gross expenses to average net assets[8]	1.20%[6]	1.18%	1.11%	1.10%	1.07%	1.08%

Ratio of net investment income to average net assets[2]	1.95%[6]	1.32%	1.20%	1.48%	0.62%	0.32%

Portfolio turnover	30%[5]	71%	69%	71%	73%	57%

Net assets end of period (000’s) omitted	$73,835	$67,680	$96,333	$260,896	$614,652	$629,502

The accompanying notes are an integral part of these financial statements.

22

AMG TimesSquare International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2025	For the fiscal years ended December 31,
Class Z	(unaudited)	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$14.10	$14.29	$13.23	$18.53	$18.50	$16.26

Income (loss) from Investment Operations:

Net investment income[1,2]	0.15	0.21	0.18	0.22 [3]	0.14	0.06

Net realized and unrealized gain (loss) on investments	3.76	0.04	1.16	(5.37)	0.12	2.20

Total income (loss) from investment operations	3.91	0.25	1.34	(5.15)	0.26	2.26

Less Distributions to Shareholders from:

Net investment income	—	(0.44)	(0.28)	(0.15)	(0.23)	(0.02)

Net Asset Value, End of Period	$18.01	$14.10	$14.29	$13.23	$18.53	$18.50

Total Return[2,4]	27.73%[5]	1.65%	10.22%	(27.78)%	1.47%	13.90%

Ratio of net expenses to average net assets	1.05%[6]	1.06%[7]	1.02%[7]	1.00%	0.97%	0.98%

Ratio of gross expenses to average net assets[8]	1.15%[6]	1.12%	1.02%	1.00%	0.97%	0.98%

Ratio of net investment income to average net assets[2]	2.00%[6]	1.38%	1.29%	1.58%	0.72%	0.42%

Portfolio turnover	30%[5]	71%	69%	71%	73%	57%

Net assets end of period (000’s) omitted	$44,367	$36,533	$85,045	$166,307	$396,236	$397,976

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.15, $0.17 and $0.18 for Class N, Class I and Class Z, respectively.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes interest expense of 0.01% and 0.02% for the fiscal years ended December 31, 2024 and 2023, respectively, related to participation in the interfund lending program.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

23

Notes to Financial Statements (unaudited) June 30, 2025

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG TimesSquare Small Cap Growth Fund (“Small Cap”), AMG TimesSquare Mid Cap Growth Fund (“Mid Cap”) and AMG TimesSquare International Small Cap Fund (“International Small Cap”), each a “Fund” and collectively, the “Funds”.

Each Fund offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the

Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

24

Notes to Financial Statements (continued)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from the issuer, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Small Cap and Mid Cap had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Funds’ overall expense ratio. For the six months ended June 30, 2025, the impact on the expenses and expense ratios, if any, was as follows: Small Cap $29,897 or 0.03% and Mid Cap $123,296 or 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to tax equalization utilized for Small Cap and Mid Cap. Permanent differences for Small Cap are due to a redemption in-kind. In addition, permanent differences for Mid Cap are due to net operating losses. There were no permanent differences for International Small Cap. Temporary differences are primarily due to mark-to-market on passive foreign investment companies for Small Cap and International Small Cap. In addition, each Fund had temporary differences due to wash sale loss deferrals.

At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation

Small Cap	$101,219,940	$23,194,806	$(5,540,421)	$17,654,385

Mid Cap	1,138,898,473	495,685,059	(33,053,641)	462,631,418

International Small Cap	97,124,855	33,992,864	(591,561)	33,401,303

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

25

Notes to Financial Statements (continued)

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2024, the following Fund had capital loss carryovers for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended December 31, 2025, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

As of December 31, 2024, Small Cap and Mid Cap had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended December 31, 2025, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Fund	Short-Term	Long-Term	Total

International Small Cap	$149,868,837	$46,969,139	$196,837,976

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. For the fiscal year ended December 31, 2024, Small Cap transferred securities and cash to certain shareholders in connection with redemption in-kind transactions in the amount of $34,467,957. For the purposes of U.S.GAAP, the transactions were treated as sales of securities and the resulting gain or loss was recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized.

For the six months ended June 30, 2025 (unaudited) and the fiscal year ended December 31, 2024, the capital stock transactions by class for the Funds were as follows:

		Small Cap				Mid Cap
	June 30, 2025		December 31, 2024		June 30, 2025		December 31, 2024
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	40,983	$487,473	241,369	$2,825,853	989,965	$16,347,179	1,341,057	$21,866,294

Shares issued in reinvestment of distributions	—	—	92,627	1,162,472	—	—	1,797,200	29,815,553

Shares redeemed	(58,070)	(652,833)	(195,399)	(2,337,410)	(3,919,763)	(63,979,730)	(6,789,004)	(112,406,645)

Net increase (decrease)	(17,087)	$(165,360)	138,597	$1,650,915	(2,929,798)	$(47,632,551)	(3,650,747)	$(60,724,798)

Class I:

Shares sold	12,221	$156,670	60,366	$796,716	5,609,051	$94,411,782	5,148,231	$90,866,781

Shares issued in reinvestment of distributions	—	—	50,048	675,141	—	—	1,869,218	33,440,315

Shares redeemed	(24,119)	(307,151)	(161,036)	(2,021,363)	(3,530,125)	(61,419,826)	(4,672,713)	(82,737,646)

Net increase (decrease)	(11,898)	$(150,481)	(50,622)	$(549,506)	2,078,926	$32,991,956	2,344,736	$41,569,450

Class Z:

Shares sold	231,602	$2,807,136	731,157	$9,534,917	11,735,125	$207,568,824	6,396,669	$116,111,903

Shares issued in reinvestment of distributions	—	—	482,119	6,561,643	—	—	2,202,025	39,658,473

Shares redeemed	(654,794)	(8,348,920)	(5,798,481)	(76,704,180)[1]	(5,078,279)	(88,901,058)	(5,507,425)	(98,657,430)

Net increase (decrease)	(423,192)	$(5,541,784)	(4,585,205)	$(60,607,620)	6,656,846	$118,667,766	3,091,269	$57,112,946

1 Includes redemption in-kind in the amount of $34,467,957.

26

Notes to Financial Statements (continued)

		International Small Cap

	June 30, 2025		December 31, 2024
	Shares	Amount	Shares	Amount

Class N:

Shares sold	84,799	$1,409,715	23,255	$346,984

Shares issued in reinvestment of distributions	—	—	14,399	208,214

Shares redeemed	(95,899)	(1,505,089)	(148,297)	(2,188,013)

Net decrease	(11,100)	$(95,374)	(110,643)	$(1,632,815)

Class I:

Shares sold	218,428	$3,270,227	472,966	$7,034,604

Shares issued in reinvestment of distributions	—	—	136,367	1,975,959

Shares redeemed	(915,544)	(14,799,443)	(2,552,720)	(38,540,469)

Net decrease	(697,116)	$(11,529,216)	(1,943,387)	$(29,529,906)

Class Z:

Shares sold	54,957	$821,665	378,578	$5,587,460

Shares issued in reinvestment of distributions	—	—	83,474	1,208,695

Shares redeemed	(181,722)	(2,733,063)	(3,823,666)	(56,438,780)

Net decrease	(126,765)	$(1,911,398)	(3,361,614)	$(49,642,625)

At June 30, 2025, certain shareholders of record individually or collectively held greater than 5% of the net assets of the Funds as follows: Small Cap - one owns 6%. Transactions by this shareholder may have a material impact on Small Cap.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in their share of the underlying collateral under such joint repurchase agreements and in their share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2025, the market value of Repurchase Agreements outstanding for Small Cap, Mid Cap and International Small Cap was $4,260,444, $17,304,364 and $1,152,664, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than

U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Funds and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by TimesSquare Capital Management, LLC (“TimesSquare”) who serves as

27

Notes to Financial Statements (continued)

subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in TimesSquare.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2025, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

Small Cap	0.76%

Mid Cap	0.66%

International Small Cap	0.75%

The fee paid to TimesSquare for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

The Investment Manager has contractually agreed, through at least May 1, 2026, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Small Cap, Mid Cap and International Small Cap to the annual rate of 0.96%, 1.13% and 1.05%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

For the six months ended June 30, 2025, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense Reimbursements	Repayment of Prior Reimbursements

Small Cap	$54,401	—

Mid Cap	—	—

International Small Cap	56,115	—

At June 30, 2025, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Small Cap	International Small Cap

Less than 1 year	$50,246	—

1-2 years	83,840	$45,044

2-3 years	96,503	100,677

Total	$230,589	$145,721

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2025, was as follows:

28

Notes to Financial Statements (continued)

	Maximum Annual	Actual
	Amount	Amount
Fund	Approved	Incurred

Small Cap

Class N	0.20%	0.20%
Class I	0.10%	0.06%

Mid Cap

Class N	0.20%	0.20%
Class I	0.05%	0.05%

International Small Cap

Class N	0.25%	0.25%
Class I	0.10%	0.05%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2025, the Funds had no interfund loans outstanding. The Funds did not borrow during the six months ended June 30, 2025.

The following Funds utilized the interfund lending program during the six months ended June 30, 2025 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Mid Cap	$1,415,752	1	$203	5.230%

International Small Cap	2,138,285	4	1,224	5.225%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2025, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Small Cap	$38,229,473	$41,684,428

	Long Term Securities

Fund	Purchases	Sales

Mid Cap	$370,941,095	$312,056,983

International Small Cap	34,632,393	44,113,089

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2025.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2025, was as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Small Cap	$19,404,781	$4,260,444	$15,602,938	$19,863,382

Mid Cap	63,253,063	17,304,364	47,708,714	65,013,078

International Small Cap	5,524,637	1,152,664	4,575,311	5,727,975

The following table summarizes the securities received as collateral for securities lending at June 30, 2025:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Small Cap	U.S. Treasury Obligations	0.125%-6.250%	08/31/25-11/15/54

Mid Cap	U.S. Treasury Obligations	0.125%-6.250%	08/31/25-11/15/54

29

Notes to Financial Statements (continued)

Fund	Collateral Type	Coupon Range	Maturity Date Range

International Small Cap	U.S. Treasury Obligations	0.000%-5.375%	07/10/25-08/15/54

5. SEGMENT REPORTING

Each Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in each Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Funds’ president and chief financial officer. The CODM assesses the performance and makes operating decisions for each Fund primarily based on each Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes each Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of each Fund. As each Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject the Funds to various risks. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Fund. Please refer to each Fund’s prospectus for a description of the principal risks associated with investing in a particular Fund. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) currency and price fluctuations.

Market Risk: Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Management Risk: Because the Funds are actively managed investment portfolios, security selection or focus on securities in a particular style, market sector or group of companies may cause the Funds to incur losses or underperform relative to their benchmarks or other funds with a similar investment objective. There can be no guarantee that TimesSquare’s investment techniques and risk analysis will produce the desired result.

Small- and Mid- Capitalization Stock Risk: The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Growth Stock Risk: The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Liquidity Risk: The Funds may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Funds may have to sell them at a loss.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Funds have substantial holdings within a particular sector, the risks associated with that sector increase.

Foreign Investment Risk: Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Emerging Markets Risk: Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

Currency Risk: Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Funds to the risk that those currencies will decline in value relative to the U.S. dollar. The values of foreign currencies relative to the U.S. dollar may fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by national governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments.

Geographic Focus Risk: To the extent a Fund focuses its investments in a particular country, group of countries or geographic region, the Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting such countries or region, and the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.

Risks Associated with Investment in Japan: Certain Funds are highly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, and, therefore, is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. The Japanese economy, at times, has been impacted by government regulation, intervention, and protectionism; cross-ownership among major corporations; an aging demographic; and a declining population. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy.

Political Risk: Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties

30

Notes to Financial Statements (continued)

to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2025:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Small Cap

Cantor Fitzgerald Securities, Inc.	$1,065,018	—	$1,065,018	$1,065,018	—

CF Secured, LLC	1,065,018	—	1,065,018	1,065,018	—

Citadel Securities LLC	1,065,018	—	1,065,018	1,065,018	—

Deutsche Bank Securities, Inc.	65,390	—	65,390	65,390	—

State of Wisconsin Investment Board	1,000,000	—	1,000,000	1,000,000	—

Total	$4,260,444	—	$4,260,444	$4,260,444	—

Mid Cap

Cantor Fitzgerald Securities, Inc.	$3,279,041	—	$3,279,041	$3,279,041	—

Citadel Securities LLC	4,325,695	—	4,325,695	4,325,695	—

Daiwa Capital Markets America	3,586,397	—	3,586,397	3,586,397	—

HSBC Securities USA, Inc.	2,003,820	—	2,003,820	2,003,820	—

State of Wisconsin Investment Board	4,109,411	—	4,109,411	4,109,411	—

Total	$17,304,364	—	$17,304,364	$17,304,364	—

International Small Cap

Citadel Securities LLC	$152,664	—	$152,664	$152,664	—

State of Wisconsin Investment Board	1,000,000	—	1,000,000	1,000,000	—

Total	$1,152,664	—	$1,152,664	$1,152,664	—

9. RECENT ACCOUNTING UPDATE PRONOUNCEMENT

In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU.

31

Notes to Financial Statements (continued)

10. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

32

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended June 30, 2025, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended June 30, 2025, is reflected as “Trustee fees and expenses” on the Statement of Operations and is set forth in the table below. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended June 30, 2025.

Trustee fees and expenses

AMG TimesSquare Small Cap Growth Fund	$4,581

AMG TimesSquare Mid Cap Growth Fund	61,449

AMG TimesSquare International Small Cap Fund	4,989

33

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare Small Cap Growth Fund, and AMG TimesSquare International Small Cap Fund: Approval of Investment Management Agreement and Subadvisory Agreements on June 11, 2025

At an in-person meeting held on June 11, 2025, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare Small Cap Growth Fund, and AMG TimesSquare International Small Cap Fund (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”); and (ii) the Subadvisory Agreement with respect to each Fund, as amended at any time prior to the date of the meeting (collectively, the “Subadvisory Agreements”), with TimesSquare Capital Management, LLC, the Funds’ subadviser (the “Subadviser”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, including management fees, the profitability of the Investment Manager and the Subadviser, and the potential for economies of scale that may be shared with the Funds, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 11, 2025 meeting and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreements and annual consideration of the Subadvisory Agreements thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under the Subadvisory Agreements. The Trustees also considered the Subadviser’s risk management processes.

34

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

PERFORMANCE

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes a similar investment strategy and approach, and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the management of the Funds’ subadviser during the period regarding the factors that contributed to the performance of the Funds.

With respect to AMG TimesSquare Mid Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2025, was above the median performance of the Peer Group and below, below, below, and above, respectively, the performance of the Fund Benchmark, the Russell Midcap Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s outperformance relative to the Peer Group and more recent underperformance relative to the Fund Benchmark. The Trustees also noted that Class Z shares of the Fund ranked in the top quintile relative to its Peer Group for the 3-year, 5-year, and 10-year periods. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG TimesSquare Small Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2025, was above, above, below, and below, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 2000 Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s outperformance relative to the Fund Benchmark and recent outperformance relative to the Peer Group. The Trustees also noted that Class Z shares of the Fund ranked in the top quartile relative to its Peer Group for the 1-year period. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG TimesSquare International Small Cap Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund with that inception date) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2025, was above, above, below, and below, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the MSCI EAFE Small Cap Index. The Trustees took into account the reasons for the Fund’s recent outperformance relative to its Peer Group and underperformance relative to the Fund Benchmark and noted the impact of the Fund’s underperformance during certain calendar years on its longer-term performance. The Trustees also noted that Class Z shares of the Fund ranked in the top quartile relative to its Peer Group for the 3-year period and the top third relative to its Peer Group for the 1-year period. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies, as well as overall market conditions.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 11, 2025 meeting and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset level of each Fund, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would

35

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

warrant adjustments to the advisory fee at this time. Also, with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from the relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under the Subadvisory Agreements. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also, with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG TimesSquare Mid Cap Growth Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class Z shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2025, were rated in the Above Average and the Average rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2026, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.13%. The Trustees also took into account the fact that, effective July 1, 2024, the Fund’s management fee rate was reduced. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare Small Cap Growth Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class Z shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2025, were rated in the Above Average and the Average rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2026, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.96%. The Trustees also took into account the fact that, effective July 1, 2024, the Fund’s management fee rate and expense cap were reduced. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare International Small Cap Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2025, were rated in the Below Average and the Above Average rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2026, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.05%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreements would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 11, 2025, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

36

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

TimesSquare Capital Management, LLC

75 Rockefeller Plaza

30th Floor

New York, NY 10019

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Funds’ proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at wealth.amg.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com  |

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

wealth.amg.com	063025 SAR012

SEMI-ANNUAL FINANCIAL STATEMENTS

AMG Funds June 30, 2025 AMG Yacktman Fund

Class I: YACKX

AMG Yacktman Focused Fund

Class N: YAFFX | Class I: YAFIX

AMG Yacktman Global Fund

Class N: YFSNX | Class I: YFSIX

AMG Yacktman Special Opportunities Fund

Class I: YASSX | Class Z: YASLX

wealth.amg.com	063025 SAR071

AMG Funds Semi-Annual Financial Statements — June 30, 2025 (unaudited)

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG Yacktman Fund Schedule of Portfolio Investments (unaudited) June 30, 2025

	Shares	Value

Common Stocks - 83.0%

Communication Services - 19.0%

Alphabet, Inc., Class C	740,000	$131,268,600

Bolloré SE (France)	88,500,000	556,257,678

Comcast Corp., Class A	1,100,000	39,259,000

Fox Corp., Class A	1,500,000	84,060,000

Fox Corp., Class B	3,100,000	160,053,000

News Corp., Class A	4,900,000	145,628,000

The Walt Disney Co.	900,000	111,609,000

Warner Bros Discovery, Inc.*	4,400,000	50,424,000

Total Communication Services		1,278,559,278

Consumer Discretionary - 4.4%

eBay, Inc.	1,150,000	85,629,000

Hyundai Mobis Co., Ltd. (South Korea)	1,000,000	212,148,205

Total Consumer Discretionary		297,777,205

Consumer Staples - 14.8%

The Coca-Cola Co.	1,300,000	91,975,000

Colgate-Palmolive Co.	700,000	63,630,000

Darling Ingredients, Inc.*	1,005,000	38,129,700

Ingredion, Inc.	950,000	128,839,000

Kenvue, Inc.	5,000,000	104,650,000

KT&G Corp. (South Korea)	650,000	61,351,237

PepsiCo, Inc.	1,200,000	158,448,000

The Procter & Gamble Co.	1,230,000	195,963,600

Sysco Corp.	920,000	69,680,800

Tyson Foods, Inc., Class A	1,400,000	78,316,000

Total Consumer Staples		990,983,337

Energy - 9.6%

Canadian Natural Resources, Ltd. (Canada)	11,400,000	357,960,000

ConocoPhillips	1,050,000	94,227,000

Diamondback Energy, Inc.	710,000	97,554,000

EOG Resources, Inc.	800,000	95,688,000

Total Energy		645,429,000

Financials - 7.2%

The Bank of New York Mellon Corp.	300,000	27,333,000

Berkshire Hathaway, Inc., Class B*	220,000	106,869,400

The Charles Schwab Corp.	2,750,000	250,910,000

State Street Corp.	900,000	95,706,000

Total Financials		480,818,400

Health Care - 4.2%

Elevance Health, Inc.	290,000	112,798,400

Embecta Corp.	1,600,000	15,504,000

Johnson & Johnson	767,682	117,263,426

	Shares	Value

UnitedHealth Group, Inc.	120,000	$37,436,400

Total Health Care		283,002,226

Industrials - 10.7%

Armstrong World Industries, Inc.	650,000	105,586,000

Brenntag SE (Germany)	1,500,000	99,374,956

GrafTech International, Ltd.*	7,000,000	6,808,200

L3Harris Technologies, Inc.	320,000	80,268,800

Lockheed Martin Corp.	140,000	64,839,600

Northrop Grumman Corp.	130,000	64,997,400

Samsung C&T Corp. (South Korea)	1,000,000	119,183,017

U-Haul Holding Co.*,1	300,000	18,168,000

U-Haul Holding Co., Non-Voting Shares	2,950,000	160,391,500

Total Industrials		719,617,473

Information Technology - 8.3%

Cognizant Technology Solutions Corp., Class A	2,100,000	163,863,000

Microsoft Corp.	650,000	323,316,500

Samsung Electronics Co., Ltd. (South Korea)	1,600,000	70,754,594

Total Information Technology		557,934,094

Materials - 3.1%

Olin Corp.	2,205,000	44,298,450

Reliance, Inc.	510,000	160,089,000

Total Materials		204,387,450

Utilities - 1.7%

Talen Energy Corp.*,1	400,000	116,308,000

Total Common Stocks (Cost $3,358,099,269)		5,574,816,463

	Principal Amount

Corporate Bonds and Notes - 0.0%#

Industrials - 0.0%#

GrafTech Finance, Inc. 4.625%, 12/23/29[2] (Cost $631,061)	$800,000	548,000

	Shares

Preferred Stocks - 8.0%

Consumer Discretionary - 1.6%

Hyundai Motor Co., 7.810% (South Korea)	400,000	46,973,487

Hyundai Motor Co., 7.940% (South Korea)	523,882	59,824,343

Total Consumer Discretionary		106,797,830

Information Technology - 6.4%

Samsung Electronics Co., Ltd., 2.870% (South Korea)	11,800,000	432,881,980

Total Preferred Stocks (Cost $329,053,931)		539,679,810

The accompanying notes are an integral part of these financial statements.

2

AMG Yacktman Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Short-Term Investments - 9.0%

Joint Repurchase Agreements - 0.1%[3]

Cantor Fitzgerald Securities, Inc., dated 06/30/25, due 07/01/25, 4.390% total to be received $2,006,436 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.500%, 06/01/30 - 02/01/57, totaling $2,046,315)	$2,006,191	$2,006,191

Citadel Securities LLC, dated 06/30/25, due 07/01/25, 4.470% total to be received $2,006,440 (collateralized by various U.S. Treasuries, 0.000% - 4.625%, 07/15/25 - 05/15/55, totaling $2,046,569)	2,006,191	2,006,191

Daiwa Capital Markets America, dated 06/30/25, due 07/01/25, 4.390% total to be received $1,669,496 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.500% - 7.500%, 08/15/34 - 06/01/55, totaling $1,702,678)	1,669,292	1,669,292

Deutsche Bank Securities, Inc., dated 06/30/25, due 07/01/25, 4.380% total to be received $452,776 (collateralized by various U.S. Treasuries, 1.875% - 4.250%, 11/15/40 - 02/15/51, totaling $461,775)	452,721	452,721

State of Wisconsin Investment Board, dated 06/30/25, due 07/01/25, 4.480% total to be received $1,891,154 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/15/26 - 02/15/54, totaling $1,923,052)	1,890,919	1,890,919

Total Joint Repurchase Agreements		8,025,314

	Principal Amount	Value

U.S. Government Obligations - 4.2%

U.S. Treasury Bills, 3.935%, 10/02/25[4]	$82,000,000	$81,104,342

U.S. Treasury Bills, 4.014%, 03/19/26[4]	68,000,000	66,077,300

U.S. Treasury Bills, 4.037%, 06/11/26[4]	67,000,000	64,557,354

U.S. Treasury Bills, 4.158%, 01/22/26[4]	74,000,000	72,308,650

Total U.S. Government Obligations		284,047,646

Repurchase Agreements - 2.4%

Fixed Income Clearing Corp., dated 06/30/25, due 07/01/25, 4.100% total to be received $158,189,014 (collateralized by a U.S. Treasury Note, 4.500%, 05/31/29, totaling $161,334,445)	158,171,000	158,171,000

	Shares

Other Investment Companies - 2.3%

JPMorgan U.S. Government Money Market Fund, IM Shares, 4.26%[5]	151,733,307	151,733,307

Total Short-Term Investments (Cost $602,054,176)		601,977,267

Total Investments - 100.0% (Cost $4,289,838,437)		6,717,021,540

Other Assets, less Liabilities - 0.0%#		2,832,702

Net Assets - 100.0%		$6,719,854,242

*	Non-income producing security.

#	Less than 0.05%.

[1]

Some of these securities, amounting to $15,250,260 or 0.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the value of this security amounted to $548,000 or less than 0.05% of net assets.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[4]	Represents yield to maturity at June 30, 2025.

[5]	Yield shown represents the June 30, 2025, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

3

AMG Yacktman Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2025:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Common Stocks

Communication Services	$722,301,600	$556,257,678	—	$1,278,559,278

Consumer Staples	929,632,100	61,351,237	—	990,983,337

Industrials	501,059,500	218,557,973	—	719,617,473

Energy	645,429,000	—	—	645,429,000

Information Technology	487,179,500	70,754,594	—	557,934,094

Financials	480,818,400	—	—	480,818,400

Consumer Discretionary	85,629,000	212,148,205	—	297,777,205

Health Care	283,002,226	—	—	283,002,226

Materials	204,387,450	—	—	204,387,450

Utilities	116,308,000	—	—	116,308,000

Corporate Bonds and Notes†	—	548,000	—	548,000

Preferred Stocks†	—	539,679,810	—	539,679,810

Short-Term Investments

Joint Repurchase Agreements	—	8,025,314	—	8,025,314

U.S. Government Obligations	—	284,047,646	—	284,047,646

Repurchase Agreements	—	158,171,000	—	158,171,000

Other Investment Companies	151,733,307	—	—	151,733,307

Total Investments in Securities	$4,607,480,083	$2,109,541,457	—	$6,717,021,540

†

All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

4

AMG Yacktman Focused Fund Schedule of Portfolio Investments (unaudited) June 30, 2025

	Shares	Value

Common Stocks - 72.8%

Communication Services - 17.8%

Alphabet, Inc., Class C	170,000	$30,156,300

Bolloré SE (France)	41,000,000	257,701,296

Fox Corp., Class B	1,550,000	80,026,500

News Corp., Class A	1,500,000	44,580,000

The Walt Disney Co.	260,000	32,242,600

Warner Bros Discovery, Inc.*	1,900,000	21,774,000

Total Communication Services		466,480,696

Consumer Discretionary - 5.6%

eBay, Inc.	450,000	33,507,000

Hyundai Home Shopping Network Corp. (South Korea)	439,418	18,395,492

Hyundai Mobis Co., Ltd. (South Korea)	450,000	95,466,692

Total Consumer Discretionary		147,369,184

Consumer Staples - 13.4%

The Coca-Cola Co.	390,000	27,592,500

Ingredion, Inc.	330,000	44,754,600

Kenvue, Inc.	1,850,000	38,720,500

KT&G Corp. (South Korea)	900,000	84,947,866

PepsiCo, Inc.	460,000	60,738,400

The Procter & Gamble Co.	380,000	60,541,600

Tyson Foods, Inc., Class A	590,000	33,004,600

Total Consumer Staples		350,300,066

Energy - 10.8%

Canadian Natural Resources, Ltd. (Canada)	7,000,000	219,800,000

ConocoPhillips	230,000	20,640,200

Diamondback Energy, Inc.	150,000	20,610,000

EOG Resources, Inc.	180,000	21,529,800

Total Energy		282,580,000

Financials - 3.1%

The Charles Schwab Corp.	900,000	82,116,000

Health Care - 1.8%

Johnson & Johnson	300,000	45,825,000

Industrials - 11.5%

Brenntag SE (Germany)	600,000	39,749,983

Cie de L’Odet SE (France)	12,846	22,584,566

L3Harris Technologies, Inc.	100,000	25,084,000

Lockheed Martin Corp.	45,000	20,841,300

Northrop Grumman Corp.	45,000	22,499,100

Samsung C&T Corp. (South Korea)	460,000	54,824,188

U-Haul Holding Co., Non-Voting Shares	1,640,000	89,166,800

	Shares	Value

Yuasa Trading Co., Ltd. (Japan)	800,000	$24,979,708

Total Industrials		299,729,645

Information Technology - 6.2%

Cognizant Technology Solutions Corp., Class A	600,000	46,818,000

Microsoft Corp.	230,000	114,404,300

Total Information Technology		161,222,300

Materials - 2.6%

Nihon Parkerizing Co., Ltd. (Japan)	1,868,100	16,470,307

Olin Corp.	995,000	19,989,550

Reliance, Inc.	100,000	31,390,000

Total Materials		67,849,857

Total Common Stocks (Cost $1,220,001,577)		1,903,472,748

	Principal Amount

Corporate Bonds and Notes - 0.9%

Industrials - 0.9%

GrafTech Finance, Inc. 4.625%, 12/23/29[1]	$17,800,000	12,193,000

GrafTech Global Enterprises, Inc. 9.875%, 12/23/29[1]	15,200,000	12,008,000

Total Industrials		24,201,000

Total Corporate Bonds and Notes (Cost $29,741,593)		24,201,000

	Shares

Preferred Stocks - 17.9%

Consumer Discretionary - 4.7%

Hyundai Motor Co., 7.810% (South Korea)	428,620	50,334,440

Hyundai Motor Co., 7.940% (South Korea)	640,000	73,084,358

Total Consumer Discretionary		123,418,798

Consumer Staples - 0.7%

Amorepacific Corp., 2.590% (South Korea)	250,000	8,241,463

LG H&H Co., Ltd., 2.720% (South Korea)	118,000	11,490,636

Total Consumer Staples		19,732,099

Information Technology - 12.5%

Samsung Electronics Co., Ltd., 2.870% (South Korea)	8,900,000	326,495,731

Total Preferred Stocks (Cost $337,859,226)		469,646,628

	Principal Amount

Short-Term Investments - 8.2%

U.S. Government Obligations - 4.3%

U.S. Treasury Bills, 3.935%, 10/02/25[2]	$35,000,000	34,617,707

U.S. Treasury Bills, 4.014%, 03/19/26[2]	26,000,000	25,264,850

The accompanying notes are an integral part of these financial statements.

5

AMG Yacktman Focused Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

U.S. Government Obligations - 4.3% (continued)

U.S. Treasury Bills, 4.037%, 06/11/26[2]	$26,000,000	$25,052,107

U.S. Treasury Bills, 4.158%, 01/22/26[2]	29,000,000	28,337,174

Total U.S. Government Obligations		113,271,838

Repurchase Agreements - 2.0%

Fixed Income Clearing Corp., dated 06/30/25, due 07/01/25, 4.100% total to be received $50,884,795 (collateralized by a U.S. Treasury

Note, 4.500%, 05/31/29, totaling $51,896,654)	50,879,000	50,879,000

	Shares

Other Investment Companies - 1.9%

JPMorgan U.S. Government Money Market Fund, IM Shares, 4.26%[3]	49,048,843	49,048,843

Total Short-Term Investments (Cost $213,233,086)		213,199,681

Value

Total Investments - 99.8% (Cost $1,800,835,482)	$2,610,520,057

Derivatives - (0.1)%[4]	(1,190,000)

Other Assets, less Liabilities - 0.3%	6,452,712

Net Assets - 100.0%	$2,615,782,769

*	Non-income producing security.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the value of these securities amounted to $24,201,000 or 0.9% of net assets.

[2]	Represents yield to maturity at June 30, 2025.
[3]	Yield shown represents the June 30, 2025, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[4]	Includes Exchange Traded Written Options. Please refer to the Open Exchange Traded Written Options table for the details.

Open Exchange Traded Written Options

Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium	Value

Warner Bros Discovery, Inc. (Call)	$12.00	12/19/25	10,000	$11,460,000	$1,155,000	$(1,190,000)

The accompanying notes are an integral part of these financial statements.

6

AMG Yacktman Focused Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2025:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Common Stocks

Communication Services	$208,779,400	$257,701,296	—	$466,480,696

Consumer Staples	265,352,200	84,947,866	—	350,300,066

Industrials	157,591,200	142,138,445	—	299,729,645

Energy	282,580,000	—	—	282,580,000

Information Technology	161,222,300	—	—	161,222,300

Consumer Discretionary	33,507,000	113,862,184	—	147,369,184

Financials	82,116,000	—	—	82,116,000

Materials	51,379,550	16,470,307	—	67,849,857

Health Care	45,825,000	—	—	45,825,000

Corporate Bonds and Notes†	—	24,201,000	—	24,201,000

Preferred Stocks†	—	469,646,628	—	469,646,628

Short-Term Investments

U.S. Government Obligations	—	113,271,838	—	113,271,838

Repurchase Agreements	—	50,879,000	—	50,879,000

Other Investment Companies	49,048,843	—	—	49,048,843

Total Investments in Securities	$1,337,401,493	$1,273,118,564	—	$2,610,520,057

Financial Derivative Instruments - Liabilities

Equity Written Options	$(1,190,000)	—	—	$(1,190,000)

Total Financial Derivative Instruments	$(1,190,000)	—	—	$(1,190,000)

†

All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2025, there were no transfers in or out of Level 3.

The following schedule shows the value of derivative instruments at June 30, 2025:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	—	—	Written options	$1,190,000

For the six months ended June 30, 2025, the effect of derivative instruments on the Statement of Operations for the Fund and the amount of realized gain/loss and unrealized appreciation/depreciation on derivatives recognized in income were as follows:

	Realized Gain/(Loss)		Change in Unrealized Appreciation/Depreciation

Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/(Loss)	Statement of Operations Location	Change in Unrealized Appreciation/ Depreciation

Equity contracts	Net realized gain on written options	$1,148,768	Net change in unrealized appreciation/ depreciation on written options	$(783,768)

The accompanying notes are an integral part of these financial statements.

7

AMG Yacktman Global Fund Schedule of Portfolio Investments (unaudited) June 30, 2025

	Shares	Value

Common Stocks - 76.4%

Communication Services - 12.8%

Bolloré SE (France)	2,600,000	$16,342,033

Fox Corp., Class B (United States)	70,000	3,614,100

News Corp., Class A (United States)	25,000	743,000

Reading International, Inc., Class A (United States)*	230,000	308,200

The Walt Disney Co. (United States)	5,000	620,050

Total Communication Services		21,627,383

Consumer Discretionary - 14.2%

Car Mate Manufacturing Co., Ltd. (Japan)	51,900	308,411

Continental AG (Germany)	8,000	698,222

Daewon San Up Co., Ltd. (South Korea)	160,000	1,283,609

HI-LEX Corp. (Japan)[1]	680,000	9,634,015

Hyundai Home Shopping Network Corp. (South Korea)	93,236	3,903,168

Hyundai Mobis Co., Ltd. (South Korea)	35,000	7,425,187

Rinnai Corp. (Japan)	24,000	595,211

Total Consumer Discretionary		23,847,823

Consumer Staples - 3.2%

Kenvue, Inc. (United States)	14,924	312,359

KT&G Corp. (South Korea)	35,000	3,303,528

Naked Wines PLC (United Kingdom)*	745,000	801,738

PepsiCo, Inc. (United States)	3,500	462,140

The Procter & Gamble Co. (United States)	3,500	557,620

Total Consumer Staples		5,437,385

Energy - 13.4%

Amplify Energy Corp. (United States)*,1	165,000	528,000

Canadian Natural Resources, Ltd. (Canada)	280,000	8,792,000

Mi Chang Oil Industrial Co., Ltd. (South Korea)	17,976	1,465,145

Total Energy Services, Inc. (Canada)	920,000	7,296,494

Unit Corp. (United States)	170,000	4,438,700

Total Energy		22,520,339

Financials - 0.4%

The Charles Schwab Corp. (United States)	8,000	729,920

Health Care - 2.7%

BML, Inc. (Japan)	120,000	2,754,791

Johnson & Johnson (United States)	4,000	611,000

Medipal Holdings Corp. (Japan)	70,000	1,135,257

Total Health Care		4,501,048

Industrials - 21.7%

Ajis Co., Ltd. (Japan)	60,000	1,227,275

Brenntag SE (Germany)	15,000	993,749

CB Industrial Product Holding Bhd (Malaysia)	10,384,000	2,515,540

	Shares	Value

Cie de L’Odet SE (France)	4,500	$7,911,455

KFC, Ltd. (Japan)	50,000	523,254

Komelon Corp. (South Korea)	120,000	896,926

Ocean Wilsons Holdings, Ltd. (Bermuda)[1]	130,000	2,678,610

Parker Corp. (Japan)	172,500	1,068,554

Sam Yung Trading Co., Ltd. (South Korea)	180,000	2,113,155

Samsung C&T Corp. (South Korea)	50,000	5,959,151

Sekisui Jushi Corp. (Japan)	140,000	1,912,608

Shinwa Co., Ltd./Nagoya (Japan)	80,000	1,710,578

U-Haul Holding Co. (United States)*	4,000	242,240

U-Haul Holding Co., Non-Voting Shares (United States)	50,000	2,718,500

Yuasa Trading Co., Ltd. (Japan)	130,000	4,059,202

Total Industrials		36,530,797

Information Technology - 4.2%

CAC Holdings Corp. (Japan)	240,000	3,306,653

Hochiki Corp. (Japan)	90,000	1,945,629

INFOvine Co., Ltd. (South Korea)	20,000	629,335

Microsoft Corp. (United States)	1,300	646,633

Tachibana Eletech Co., Ltd. (Japan)	28,300	519,910

Total Information Technology		7,048,160

Materials - 3.8%

KISCO Holdings Co., Ltd. (South Korea)	70,000	1,325,063

Kohsoku Corp. (Japan)	67,900	1,272,866

Nihon Parkerizing Co., Ltd. (Japan)	250,000	2,204,152

The Pack Corp. (Japan)	210,000	1,603,959

Total Materials		6,406,040

Total Common Stocks (Cost $94,883,860)		128,648,895

Preferred Stocks - 18.3%

Consumer Discretionary - 3.1%

Hyundai Motor Co., 7.940% (South Korea)	45,000	5,138,744

Consumer Staples - 4.9%

Amorepacific Corp., 2.590% (South Korea)	60,000	1,977,951

LG H&H Co., Ltd., 2.720% (South Korea)	65,000	6,329,588

Total Consumer Staples		8,307,539

Industrials - 0.7%

Sebang Co., Ltd., 2.830% (South Korea)	160,000	1,195,021

Information Technology - 9.6%

Samsung Electronics Co., Ltd., 2.870% (South Korea)	440,000	16,141,362

Total Preferred Stocks (Cost $30,991,245)		30,782,666

The accompanying notes are an integral part of these financial statements.

8

AMG Yacktman Global Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Short-Term Investments - 5.6%

Joint Repurchase Agreements - 0.8%[2]

Citadel Securities LLC, dated 06/30/25, due 07/01/25, 4.470% total to be received $1,000,124 (collateralized by various U.S. Treasuries, 0.000% - 4.625%, 07/15/25 - 05/15/55, totaling $1,020,127)	$1,000,000	$1,000,000

TD Securities LLC, dated 06/30/25, due 07/01/25, 4.400% total to be received $359,821 (collateralized by a U.S. Treasury, 4.750%, 05/15/55, totaling $366,973)	359,777	359,777

Total Joint Repurchase Agreements		1,359,777

	Shares	Value

Other Investment Companies - 4.8%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%[3]	7,984,420	$7,984,420

Total Short-Term Investments (Cost $9,344,197)		9,344,197

Total Investments - 100.3% (Cost $135,219,302)		168,775,758

Other Assets, less Liabilities - (0.3)%		(490,709)

Net Assets - 100.0%		$168,285,049

*	Non-income producing security.

[1]

Some of these securities, amounting to $2,188,242 or 1.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[3]	Yield shown represents the June 30, 2025, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2025:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Common Stocks

Industrials	$5,476,280	$31,054,517	—	$36,530,797

Consumer Discretionary	—	23,847,823	—	23,847,823

Energy	22,520,339	—	—	22,520,339

Communication Services	5,285,350	16,342,033	—	21,627,383

Information Technology	646,633	6,401,527	—	7,048,160

Materials	—	6,406,040	—	6,406,040

Consumer Staples	2,133,857	3,303,528	—	5,437,385

Health Care	611,000	3,890,048	—	4,501,048

Financials	729,920	—	—	729,920

Preferred Stocks

Information Technology	—	16,141,362	—	16,141,362

Consumer Staples	—	8,307,539	—	8,307,539

Consumer Discretionary	—	5,138,744	—	5,138,744

Industrials	1,195,021	—	—	1,195,021

Short-Term Investments

Joint Repurchase Agreements	—	1,359,777	—	1,359,777

Other Investment Companies	7,984,420	—	—	7,984,420

Total Investments in Securities	$46,582,820	$122,192,938	—	$168,775,758

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

9

AMG Yacktman Special Opportunities Fund Schedule of Portfolio Investments (unaudited) June 30, 2025

	Shares	Value

Common Stocks - 94.3%

Communication Services - 2.7%

AlphaPolis Co., Ltd. (Japan)	60,000	$625,243

Reading International, Inc., Class A (United States)*	95,000	127,300

Total Communication Services		752,543

Consumer Discretionary - 12.4%

A-Mark Precious Metals, Inc. (United States)	9,000	199,620

America’s Car-Mart, Inc. (United States)*	11,000	616,440

Legacy Housing Corp. (United States)*	60,000	1,359,600

Nihon Trim Co., Ltd. (Japan)	6,000	180,831

Texhong International Group, Ltd. (Hong Kong)	2,300,000	1,136,822

Total Consumer Discretionary		3,493,313

Consumer Staples - 10.6%

Delfi, Ltd. (Singapore)	1,500,000	890,947

Italian Wine Brands S.p.A. (Italy)	61,500	1,493,323

Naked Wines PLC (United Kingdom)*	300,000	322,847

NeoPharm Co., Ltd. (South Korea)	27,000	286,453

Total Consumer Staples		2,993,570

Energy - 24.3%

Amplify Energy Corp. (United States)*,1	75,000	240,000

Arrow Exploration Corp. (Canada)*	7,000,000	1,801,603

Hargreaves Services PLC (United Kingdom)	100,000	1,026,656

Hemisphere Energy Corp. (Canada)	320,000	432,385

Horizon Oil, Ltd. (Australia)	5,750,000	739,635

Mi Chang Oil Industrial Co., Ltd. (South Korea)	5,000	407,528

Noram Drilling A.S. (Norway)	60,000	135,722

Pardee Resources Co. (United States)	800	239,200

Total Energy Services, Inc. (Canada)	200,000	1,586,194

Unit Corp. (United States)	9,000	234,990

Total Energy		6,843,913

Financials - 7.4%

Omni Bridgeway, Ltd. (Australia)*	2,378,075	2,097,274

Health Care - 4.7%

Ion Beam Applications (Belgium)[1]	45,000	606,751

Koa Shoji Holdings Co., Ltd. (Japan)	90,000	432,426

Medical Facilities Corp. (Canada)	25,000	290,068

Total Health Care		1,329,245

Industrials - 27.4%

Boustead Singapore, Ltd. (Singapore)	175,000	196,815

Brickability Group PLC (United Kingdom)	1,375,000	1,208,855

CB Industrial Product Holding Bhd (Malaysia)	550,000	133,238

Cie de L’Odet SE (France)	600	1,054,861

	Shares	Value

Fila S.p.A. (Italy)	110,000	$1,253,448

Komelon Corp. (South Korea)	18,000	134,539

Macfarlane Group PLC (United Kingdom)	900,000	1,458,668

Maezawa Industries, Inc. (Japan)	27,000	302,332

Mitani Corp. (Japan)	15,000	223,928

Sam Yung Trading Co., Ltd. (South Korea)	58,000	680,905

U-Haul Holding Co., Non-Voting Shares (United States)	20,000	1,087,400

Total Industrials		7,734,989

Information Technology - 0.5%

Bixolon Co., Ltd. (South Korea)	32,000	144,646

Materials - 3.7%

Amerigo Resources, Ltd. (Canada)	95,000	151,386

KISCO Holdings Co., Ltd. (South Korea)	7,500	141,971

Master Drilling Group, Ltd. (South Africa)	200,000	180,301

Okamoto Industries, Inc. (Japan)	12,000	400,893

SK Kaken Co., Ltd. (Japan)	3,000	178,119

Total Materials		1,052,670

Utilities - 0.6%

Maxim Power Corp. (Canada)	51,700	168,948

Total Common Stocks (Cost $21,043,864)		26,611,111

Preferred Stock - 2.6%

Information Technology - 2.6%

Samsung Electronics Co., Ltd., 2.870% (South Korea)	20,000	733,698

Total Preferred Stock (Cost $320,545)		733,698

	Principal Amount

Short-Term Investments - 2.9%

Joint Repurchase Agreements - 0.4%[2]

Citadel Securities LLC, dated 06/30/25, due 07/01/25, 4.470% total to be received $130,030 (collateralized by various U.S. Treasuries, 0.000% - 4.625%, 07/15/25 - 05/15/55, totaling $132,631)	$130,014	130,014

	Shares

Other Investment Companies - 2.5%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%[3]	700,937	700,937

Total Short-Term Investments (Cost $830,951)		830,951

Total Investments - 99.8% (Cost $22,195,360)		28,175,760

The accompanying notes are an integral part of these financial statements.

10

AMG Yacktman Special Opportunities Fund Schedule of Portfolio Investments (continued)

Value

Other Assets, less Liabilities - 0.2%	$46,197

Net Assets - 100.0%	$28,221,957

*	Non-income producing security.

[1]

Some of these securities, amounting to $647,157 or 2.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[3]	Yield shown represents the June 30, 2025, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2025:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Common Stocks

Industrials	$1,417,453	$6,317,536	—	$7,734,989

Energy	5,077,622	1,766,291	—	6,843,913

Consumer Discretionary	3,312,482	180,831	—	3,493,313

Consumer Staples	322,847	2,670,723	—	2,993,570

Financials	2,097,274	—	—	2,097,274

Health Care	290,068	1,039,177	—	1,329,245

Materials	331,687	720,983	—	1,052,670

Communication Services	127,300	625,243	—	752,543

Utilities	168,948	—	—	168,948

Information Technology	—	144,646	—	144,646

Preferred Stock†	—	733,698	—	733,698

Short-Term Investments

Joint Repurchase Agreements	—	130,014	—	130,014

Other Investment Companies	700,937	—	—	700,937

Total Investments in Securities	$13,846,618	$14,329,142	—	$28,175,760

†

All preferred stocks held in the Fund are level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities (unaudited) June 30, 2025

	AMG Yacktman Fund	AMG Yacktman Focused Fund	AMG Yacktman Global Fund	AMG Yacktman Special Opportunities Fund

Assets:

Investments at value[1] (including securities on loan valued at $15,250,260, $0, $2,188,242, and $647,157, respectively)	$6,717,021,540	$2,610,520,057	$168,775,758	$28,175,760

Foreign currency[2]	—	274,646	90,731	—

Receivable for investments sold	4,560,882	1,155,000	—	222,235

Dividend and interest receivables	16,424,205	9,489,775	895,382	179,166

Securities lending income receivable	27,679	16,072	13,013	918

Receivable for Fund shares sold	527,807	428,247	5,038	—

Receivable from affiliate	—	—	12,568	7,931

Prepaid expenses and other assets	126,329	71,660	24,257	14,223

Total assets	6,738,688,442	2,621,955,457	169,816,747	28,600,233

Liabilities:

Payable upon return of securities loaned	8,025,314	—	1,359,777	130,014

Payable for investments purchased	523,817	165,603	—	—

Payable for Fund shares repurchased	5,001,490	1,587,576	12,693	—

Written options[3]	—	1,190,000	—	—

Due to custodian	—	—	—	155,899

Accrued expenses:

Investment advisory and management fees	2,367,108	1,859,188	96,742	23,965

Administrative fees	823,380	320,550	20,438	3,482

Shareholder service fees	464,386	213,114	225	628

Other	1,628,705	836,657	41,823	64,288

Total liabilities	18,834,200	6,172,688	1,531,698	378,276

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$6,719,854,242	$2,615,782,769	$168,285,049	$28,221,957

[1] Investments at cost	$4,289,838,437	$1,800,835,482	$135,219,302	$22,195,360

[2] Foreign currency at cost	—	$271,423	$90,480	—

[3] Premiums received	—	$1,155,000	—	—

The accompanying notes are an integral part of these financial statements.

12

Statement of Assets and Liabilities (continued)

	AMG Yacktman Fund	AMG Yacktman Focused Fund	AMG Yacktman Global Fund	AMG Yacktman Special Opportunities Fund

Net Assets Represent:

Paid-in capital	$3,550,419,851	$1,503,130,231	$134,847,686	$23,676,368

Total distributable earnings	3,169,434,391	1,112,652,538	33,437,363	4,545,589

Net Assets	$6,719,854,242	$2,615,782,769	$168,285,049	$28,221,957

Class N:

Net Assets	—	$1,415,877,085	$1,391,394	—

Shares outstanding	—	70,450,731	84,696	—

Net asset value, offering and redemption price per share	—	$20.10	$16.43	—

Class I:

Net Assets	$6,719,854,242	$1,199,905,684	$166,893,655	$7,538,689

Shares outstanding	279,927,295	59,942,217	10,128,077	682,187

Net asset value, offering and redemption price per share	$24.01	$20.02	$16.48	$11.05

Class Z:

Net Assets	—	—	—	$20,683,268

Shares outstanding	—	—	—	1,866,978

Net asset value, offering and redemption price per share	—	—	—	$11.08

The accompanying notes are an integral part of these financial statements.

13

Statement of Operations (unaudited) For the six months ended June 30, 2025

	AMG Yacktman Fund	AMG Yacktman Focused Fund	AMG Yacktman Global Fund	AMG Yacktman Special Opportunities Fund

Investment Income:

Dividend income	$83,781,821	$41,984,906	$2,762,058	$353,442

Interest income	10,396,580	5,235,759	1,192	—

Securities lending income	69,031	61,584	15,334	1,897

Foreign withholding tax	(7,656,473)	(4,693,905)	(360,882)	(43,328)

Total investment income	86,590,959	42,588,344	2,417,702	312,011

Expenses:

Investment advisory and management fees	14,576,351	11,441,757	537,697	92,010

Administrative fees	5,073,012	1,972,717	113,598	21,904

Shareholder servicing fees - Class N	—	1,279,642	1,375	—

Shareholder servicing fees - Class I	2,883,402	—	—	4,358

Custodian fees	396,573	213,099	32,396	20,537

Trustee fees and expenses	298,432	115,688	6,447	1,247

Professional fees	289,814	127,316	44,515	21,279

Reports to shareholders	194,589	93,018	5,551	5,397

Transfer agent fees	174,145	81,260	2,586	787

Registration fees	45,481	46,441	10,525	10,118

Miscellaneous	149,834	63,450	3,960	2,238

Total expenses before offsets	24,081,633	15,434,388	758,650	179,875

Expense reimbursements	—	—	(52,968)	(44,079)

Fee waivers	(43,756)	(11,987)	—	—

Net expenses	24,037,877	15,422,401	705,682	135,796

Net investment income	62,553,082	27,165,943	1,712,020	176,215

Net Realized and Unrealized Gain:

Net realized gain (loss) on investments	418,137,689	174,199,585	3,310,751	(202,360)

Net realized gain on written options	—	1,148,768	—	—

Net realized gain (loss) on foreign currency transactions	272,055	335,503	59,132	(2,357)

Net change in unrealized appreciation/depreciation on investments	(6,114,697)	16,294,368	19,571,747	2,183,805

Net change in unrealized appreciation/depreciation on written options	—	(783,768)	—	—

Net change in unrealized appreciation/depreciation on foreign currency translations	629,408	289,627	21,231	6,194

Net realized and unrealized gain	412,924,455	191,484,083	22,962,861	1,985,282

Net increase in net assets resulting from operations	$475,477,537	$218,650,026	$24,674,881	$2,161,497

The accompanying notes are an integral part of these financial statements.

14

Statements of Changes in Net Assets For the six months ended June 30, 2025 (unaudited) and the fiscal year ended December 31, 2024

	AMG Yacktman Fund		AMG Yacktman Focused Fund

	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024

Increase in Net Assets Resulting From Operations:

Net investment income	$62,553,082	$142,048,868	$27,165,943	$51,539,394

Net realized gain on investments	418,409,744	844,157,553	175,683,856	338,151,799

Net change in unrealized appreciation/depreciation on investments	(5,485,289)	(555,589,000)	15,800,227	(332,437,925)

Net increase in net assets resulting from operations	475,477,537	430,617,421	218,650,026	57,253,268

Distributions to Shareholders:

Class N	—	—	—	(141,063,984)

Class I	—	(676,959,491)	—	(146,298,843)

Total distributions to shareholders	—	(676,959,491)	—	(287,362,827)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(1,156,830,600)	(826,483,280)	(532,208,930)	(540,881,360)

Total decrease in net assets	(681,353,063)	(1,072,825,350)	(313,558,904)	(770,990,919)

Net Assets:

Beginning of period	7,401,207,305	8,474,032,655	2,929,341,673	3,700,332,592

End of period	$6,719,854,242	$7,401,207,305	$2,615,782,769	$2,929,341,673

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

15

Statements of Changes in Net Assets (continued) For the six months ended June 30, 2025 (unaudited) and the fiscal year ended December 31, 2024

	AMG Yacktman Global Fund		AMG Yacktman Special Opportunities Fund

	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$1,712,020	$3,637,493	$176,215	$1,458,267

Net realized gain (loss) on investments	3,369,883	4,625,891	(204,717)	2,668,250

Net change in unrealized appreciation/depreciation on investments	19,592,978	(12,529,703)	2,189,999	(1,052,271)

Net increase (decrease) in net assets resulting from operations	24,674,881	(4,266,319)	2,161,497	3,074,246

Distributions to Shareholders:

From net investment income and/or realized gain on investments:

Class N	—	(79,841)	—	—

Class I	—	(7,891,206)	—	(1,216,864)

Class Z	—	—	—	(2,106,872)

From paid-in capital:

Class N	—	(6,648)	—	—

Class I	—	(657,056)	—	(66,930)

Class Z	—	—	—	(115,883)

Total distributions to shareholders	—	(8,634,751)	—	(3,506,549)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(6,955,376)	(26,599,373)	(7,747,569)	(38,889,748)

Total increase (decrease) in net assets	17,719,505	(39,500,443)	(5,586,072)	(39,322,051)

Net Assets:

Beginning of period	150,565,544	190,065,987	33,808,029	73,130,080

End of period	$168,285,049	$150,565,544	$28,221,957	$33,808,029

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

16

AMG Yacktman Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2025 (unaudited)	For the fiscal years ended December 31,
Class I		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$22.37	$23.34	$21.13	$24.50	$21.26	$20.48

Income (loss) from Investment Operations:

Net investment income[1,2]	0.21	0.42	0.38	0.35	0.26 [3]	0.27

Net realized and unrealized gain (loss) on investments	1.43	0.78	2.86	(2.17)	3.89	2.81

Total income (loss) from investment operations	1.64	1.20	3.24	(1.82)	4.15	3.08

Less Distributions to Shareholders from:

Net investment income	—	(0.47)	(0.42)	(0.33)	(0.27)	(0.28)

Net realized gain on investments	—	(1.70)	(0.61)	(1.22)	(0.64)	(2.02)

Total distributions to shareholders	—	(2.17)	(1.03)	(1.55)	(0.91)	(2.30)

Net Asset Value, End of Period	$24.01	$22.37	$23.34	$21.13	$24.50	$21.26

Total Return[2,4]	7.33%[5]	4.91%	15.39%	(7.37)%	19.63%	15.28%

Ratio of net expenses to average net assets	0.71%[6]	0.71%	0.70%	0.70%	0.70%	0.70%

Ratio of gross expenses to average net assets[7]	0.71%[6]	0.71%	0.70%	0.70%	0.70%	0.71%

Ratio of net investment income to average net assets[2]	1.85%[6]	1.71%	1.68%	1.54%	1.09%	1.38%

Portfolio turnover	1%[5]	6%	5%	11%	15%	27%

Net assets end of period (000’s) omitted	$6,719,854	$7,401,207	$8,474,033	$7,973,041	$9,475,623	$7,636,139

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.21.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

17

AMG Yacktman Focused Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2025 (unaudited)	For the fiscal years ended December 31,
Class N		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$18.49	$20.18	$18.11	$21.21	$19.09	$18.25

Income (loss) from Investment Operations:

Net investment income[1,2]	0.19	0.29	0.20	0.22	0.14 [3]	0.15

Net realized and unrealized gain (loss) on investments	1.42	(0.10)	2.76	(1.94)	2.98	2.95

Total income (loss) from investment operations	1.61	0.19	2.96	(1.72)	3.12	3.10

Less Distributions to Shareholders from:

Net investment income	—	(0.36)	(0.25)	(0.21)	(0.16)	(0.15)

Net realized gain on investments	—	(1.52)	(0.64)	(1.17)	(0.84)	(2.11)

Total distributions to shareholders	—	(1.88)	(0.89)	(1.38)	(1.00)	(2.26)

Net Asset Value, End of Period	$20.10	$18.49	$20.18	$18.11	$21.21	$19.09

Total Return[2,4]	8.71%[5]	0.72%	16.45%	(8.06)%	16.45%	17.26%

Ratio of net expenses to average net assets	1.26%[6]	1.25%	1.25%[7]	1.25%[7]	1.25%[7]	1.24%

Ratio of gross expenses to average net assets[8]	1.26%[6]	1.25%	1.25%[7]	1.25%[7]	1.25%[7]	1.26%

Ratio of net investment income to average net assets[2]	1.98%[6]	1.37%	1.02%	1.14%	0.68%	0.85%

Portfolio turnover	1%[5]	5%	4%	13%	19%	33%

Net assets end of period (000’s) omitted	$1,415,877	$1,475,548	$1,798,471	$1,730,316	$2,158,777	$1,943,998

The accompanying notes are an integral part of these financial statements.

18

AMG Yacktman Focused Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2025 (unaudited)	For the fiscal years ended December 31,
Class I		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$18.40	$20.10	$18.04	$21.13	$19.03	$18.19

Income (loss) from Investment Operations:

Net investment income[1,2]	0.20	0.32	0.23	0.26	0.18 [3]	0.18

Net realized and unrealized gain (loss) on investments	1.42	(0.10)	2.76	(1.93)	2.96	2.96

Total income (loss) from investment operations	1.62	0.22	2.99	(1.67)	3.14	3.14

Less Distributions to Shareholders from:

Net investment income	—	(0.40)	(0.29)	(0.25)	(0.20)	(0.19)

Net realized gain on investments	—	(1.52)	(0.64)	(1.17)	(0.84)	(2.11)

Total distributions to shareholders	—	(1.92)	(0.93)	(1.42)	(1.04)	(2.30)

Net Asset Value, End of Period	$20.02	$18.40	$20.10	$18.04	$21.13	$19.03

Total Return[2,4]	8.81%[5]	0.88%	16.67%	(7.85)%	16.62%	17.52%

Ratio of net expenses to average net assets	1.08%[6]	1.07%	1.06%	1.06%	1.06%	1.06%

Ratio of gross expenses to average net assets[8]	1.08%[6]	1.07%	1.06%	1.06%	1.06%	1.07%

Ratio of net investment income to average net assets[2]	2.16%[6]	1.55%	1.21%	1.33%	0.87%	1.04%

Portfolio turnover	1%[5]	5%	4%	13%	19%	33%

Net assets end of period (000’s) omitted	$1,199,906	$1,453,794	$1,901,862	$1,806,085	$2,309,078	$1,695,239

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.09 and $0.13 for Class N and Class I, respectively.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%, less than 0.01% and 0.01% for the fiscal years ended 2023, 2022 and 2021, respectively.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

19

AMG Yacktman Global Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2025 (unaudited)	For the fiscal years ended December 31,
Class N		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$14.05	$15.30	$14.21	$16.36	$15.69	$13.90

Income (loss) from Investment Operations:

Net investment income[1,2]	0.15	0.29	0.29 [3]	0.21	0.19 [4]	0.18

Net realized and unrealized gain (loss) on investments	2.23	(0.76)	2.00	(1.74)	1.80	2.35

Total income (loss) from investment operations	2.38	(0.47)	2.29	(1.53)	1.99	2.53

Less Distributions to Shareholders from:

Net investment income	—	(0.32)	(0.68)	—	(0.55)	(0.23)

Net realized gain on investments	—	(0.40)	(0.52)	(0.62)	(0.77)	(0.51)

Paid in capital	—	(0.06)	—	—	—	—

Total distributions to shareholders	—	(0.78)	(1.20)	(0.62)	(1.32)	(0.74)

Net Asset Value, End of Period	$16.43	$14.05	$15.30	$14.21	$16.36	$15.69

Total Return[2,5]	16.86%[6]	(3.14)%	16.30%	(9.31)%	12.96%	18.32%

Ratio of net expenses to average net assets	1.13%[7]	1.13%	1.13%	1.13%	1.16%[8]	1.19%

Ratio of gross expenses to average net assets[9]	1.20%[7]	1.17%	1.16%	1.17%	1.18%[8]	1.25%

Ratio of net investment income to average net assets[2]	2.06%[7]	1.87%	1.92%	1.47%	1.12%	1.40%

Portfolio turnover	4%[6]	8%	11%	11%	17%	27%

Net assets end of period (000’s) omitted	$1,391	$1,547	$2,325	$1,354	$775	$431

The accompanying notes are an integral part of these financial statements.

20

AMG Yacktman Global Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2025 (unaudited)	For the fiscal years ended December 31,
Class I		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$14.08	$15.34	$14.25	$16.36	$15.69	$13.89

Income (loss) from Investment Operations:

Net investment income[1,2]	0.16	0.33	0.32 [3]	0.25	0.22 [4]	0.20

Net realized and unrealized gain (loss) on investments	2.24	(0.77)	2.00	(1.74)	1.79	2.35

Total income (loss) from investment operations	2.40	(0.44)	2.32	(1.49)	2.01	2.55

Less Distributions to Shareholders from:

Net investment income	—	(0.36)	(0.71)	—	(0.57)	(0.24)

Net realized gain on investments	—	(0.40)	(0.52)	(0.62)	(0.77)	(0.51)

Paid in capital	—	(0.06)	—	—	—	—

Total distributions to shareholders	—	(0.82)	(1.23)	(0.62)	(1.34)	(0.75)

Net Asset Value, End of Period	$16.48	$14.08	$15.34	$14.25	$16.36	$15.69

Total Return[2,5]	17.05%[6]	(3.01)%	16.46%	(9.06)%	13.08%	18.47%

Ratio of net expenses to average net assets	0.93%[7]	0.93%	0.93%	0.93%	1.00%[8]	1.08%

Ratio of gross expenses to average net assets[9]	1.00%[7]	0.97%	0.96%	0.97%	1.02%[8]	1.15%

Ratio of net investment income to average net assets[2]	2.26%[7]	2.07%	2.12%	1.67%	1.28%	1.51%

Portfolio turnover	4%[6]	8%	11%	11%	17%	27%

Net assets end of period (000’s) omitted	$166,894	$149,018	$187,741	$149,491	$170,316	$132,758

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.23 and $0.26 for Class N and Class I, respectively.

[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.15 and $0.17 for Class N and Class I, respectively.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]	Annualized.

[8]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

21

AMG Yacktman Special Opportunities Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2025 (unaudited)	For the fiscal years ended December 31,
Class I		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$10.20	$10.68	$11.27	$13.16	$11.02	$10.04

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.06	0.27	0.32 [3]	0.08	(0.01)	0.20 [4]

Net realized and unrealized gain (loss) on investments	0.79	0.35	0.04	(1.87)	2.65	1.06

Total income (loss) from investment operations	0.85	0.62	0.36	(1.79)	2.64	1.26

Less Distributions to Shareholders from:

Net investment income	—	(0.55)	(0.68)	—	(0.15)	(0.23)

Net realized gain on investments	—	(0.49)	(0.27)	(0.10)	(0.35)	(0.05)

Paid in capital	—	(0.06)	—	—	—	—

Total distributions to shareholders	—	(1.10)	(0.95)	(0.10)	(0.50)	(0.28)

Net Asset Value, End of Period	$11.05	$10.20	$10.68	$11.27	$13.16	$11.02

Total Return[2,5]	8.44%[6]	5.95%	3.24%	(13.59)%	24.30%	12.66%

Ratio of net expenses to average net assets[7]	1.00%[8]	0.81%[9]	1.13%	1.96%[10]	2.29%[10]	1.14%

Ratio of gross expenses to average net assets[7,11]	1.30%[8]	0.91%	1.19%	2.00%[10]	2.29%[10]	1.23%

Ratio of net investment income (loss) to average net assets[2,7]	1.14%[8]	2.53%	2.81%	0.69%	(0.09)%	2.27%

Portfolio turnover	2%[6]	10%	24%	40%	21%	37%

Net assets end of period (000’s) omitted	$7,539	$12,085	$38,793	$47,024	$33,912	$13,881

The accompanying notes are an integral part of these financial statements.

22

AMG Yacktman Special Opportunities Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2025 (unaudited)	For the fiscal years ended December 31,
Class Z		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$10.22	$10.71	$11.31	$13.20	$11.04	$10.06

Income (loss) from Investment Operations:

Net investment income[1,2]	0.06	0.29	0.33 [3]	0.10	0.00 [12]	0.21 [4]

Net realized and unrealized gain (loss) on investments	0.80	0.34	0.03	(1.88)	2.67	1.06

Total income (loss) from investment operations	0.86	0.63	0.36	(1.78)	2.67	1.27

Less Distributions to Shareholders from:

Net investment income	—	(0.57)	(0.69)	(0.01)	(0.16)	(0.24)

Net realized gain on investments	—	(0.49)	(0.27)	(0.10)	(0.35)	(0.05)

Paid in capital	—	(0.06)	—	—	—	—

Total distributions to shareholders	—	(1.12)	(0.96)	(0.11)	(0.51)	(0.29)

Net Asset Value, End of Period	$11.08	$10.22	$10.71	$11.31	$13.20	$11.04

Total Return[2,5]	8.52%[6]	5.95%	3.44%	(13.57)%	24.42%	12.83%

Ratio of net expenses to average net assets[7]	0.90%[8]	0.71%[9]	1.03%	1.86%[10]	2.19%[10]	1.04%

Ratio of gross expenses to average net assets[7,11]	1.20%[8]	0.81%	1.09%	1.90%[10]	2.19%[10]	1.13%

Ratio of net investment income to average net assets[2,7]	1.24%[8]	2.63%	2.91%	0.79%	0.01%	2.37%

Portfolio turnover	2%[6]	10%	24%	40%	21%	37%

Net assets end of period (000’s) omitted	$20,683	$21,723	$34,337	$36,782	$78,197	$64,908

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.27 and $0.28 for Class I and Class Z, respectively.

[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.17 and $0.18 for Class I and Class Z, respectively.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]

Includes a performance adjustment amounting to (0.74%) for the six months ended June 30, 2025, which is annualized, and (0.93)%, (0.61)%, 0.22%, 0.55% and (0.60)% for the fiscal years ended 2024, 2023, 2022, 2021 and 2020, respectively. (See Note 2 in the Notes to Financial Statements.)

[8]	Annualized.

[9]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[10]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to 0.01%.

[11]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[12]	Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

23

Notes to Financial Statements (unaudited) June 30, 2025

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Yacktman Fund (“Yacktman Fund”), AMG Yacktman Focused Fund (“Yacktman Focused”), AMG Yacktman Global Fund (“Yacktman Global”) and AMG Yacktman Special Opportunities Fund (“Yacktman Special Opportunities”), each a “Fund” and collectively, the “Funds”.

Each Fund offers different classes of shares. Yacktman Fund and Yacktman Special Opportunities have established Class N, Class I and Class Z shares. Currently, Yacktman Fund offers only Class I shares and Yacktman Special Opportunities offers only Class I and Class Z shares. Yacktman Focused and Yacktman Global have established and offer Class N and Class I shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Yacktman Focused, Yacktman Global and Yacktman Special Opportunities are non-diversified Funds.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities, including options, traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be

24

Notes to Financial Statements (continued)

observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, option contracts, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences for Yacktman Global and Yacktman Special Opportunities are primarily due to return of capital distributions. Permanent differences for Yacktman Focused and Yacktman Fund are primarily due to equalization utilized. Temporary differences for Yacktman Global and Yacktman Special Opportunities are due to qualified late year loss deferrals and mark-to-market on passive foreign investment companies. In addition, temporary differences for each Fund are due to wash sale loss deferrals.

At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation

Yacktman Fund	$4,289,838,437	$2,609,658,077	$(182,474,974)	$2,427,183,103

Yacktman Focused	1,800,835,482	918,893,822	(109,209,247)	809,684,575

Yacktman Global	135,219,302	39,212,614	(5,656,158)	33,556,456

Yacktman Special Opportunities	22,195,360	8,446,931	(2,466,531)	5,980,400

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

25

Notes to Financial Statements (continued)

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2024, the Funds had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended December 31, 2025, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended June 30, 2025 (unaudited) and the fiscal year ended December 31, 2024, the capital stock transactions by class for the Funds were as follows:

	Yacktman Fund				Yacktman Focused

	June 30, 2025		December 31, 2024		June 30, 2025		December 31, 2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	—	—	—	—	1,668,513	$31,414,382	4,442,237	$92,994,310

Shares issued in reinvestment of distributions	—	—	—	—	—	—	7,321,735	139,039,755

Shares redeemed	—	—	—	—	(11,029,524)	(207,220,390)	(21,058,182)	(438,572,748)

Net decrease	—	—	—	—	(9,361,011)	$(175,806,008)	(9,294,210)	$(206,538,683)

Class I:

Shares sold	11,617,420	$262,385,918	23,738,852	$577,682,119	2,238,151	$41,953,866	10,612,130	$220,881,442

Shares issued in reinvestment of distributions	—	—	26,871,965	616,711,586	—	—	7,165,985	135,437,126

Shares redeemed	(62,521,741)	(1,419,216,518)	(82,872,561)	(2,020,876,985)	(21,315,866)	(398,356,788)	(33,385,726)	(690,661,245)

Net decrease	(50,904,321)	$(1,156,830,600)	(32,261,744)	$(826,483,280)	(19,077,715)	$(356,402,922)	(15,607,611)	$(334,342,677)

	Yacktman Global				Yacktman Special Opportunities

	June 30, 2025		December 31, 2024		June 30, 2025		December 31, 2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	11,150	$159,290	45,378	$707,208	—	—	—	—

Shares issued in reinvestment of distributions	—	—	5,857	84,569	—	—	—	—

Shares redeemed	(36,538)	(530,440)	(93,080)	(1,433,185)	—	—	—	—

Net decrease	(25,388)	$(371,150)	(41,845)	$(641,408)	—	—	—	—

Class I:

Shares sold	434,438	$6,332,117	1,490,563	$23,182,382	21,971	$223,927	189,122	$2,031,530

Shares issued in reinvestment of distributions	—	—	300,594	4,349,598	—	—	126,273	1,269,047

Shares redeemed	(887,274)	(12,916,343)	(3,445,978)	(53,489,945)	(524,796)	(5,312,064)	(2,762,181)	(30,138,679)

Net decrease	(452,836)	$(6,584,226)	(1,654,821)	$(25,957,965)	(502,825)	$(5,088,137)	(2,446,786)	$(26,838,102)

Class Z:

Shares sold	—	—	—	—	1,545	$15,614	84,785	$940,080

Shares issued in reinvestment of distributions	—	—	—	—	—	—	153,474	1,545,490

Shares redeemed	—	—	—	—	(260,360)	(2,675,046)	(1,317,330)	(14,537,216)

Net decrease	—	—	—	—	(258,815)	$(2,659,432)	(1,079,071)	$(12,051,646)

26

Notes to Financial Statements (continued)

Transactions by shareholders of record that individually or collectively hold greater than 5% of a Fund’s net assets may have a material impact on a Fund. At June 30, 2025, one affiliated investor, Yacktman Asset Management LP, owned 33%, and two shareholders each owned 7% of the net assets in Yacktman Special Opportunities.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in their share of the underlying collateral under such joint repurchase agreements and in their share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2025, the market value of Repurchase Agreements outstanding for Yacktman Fund, Yacktman Focused, Yacktman Global and Yacktman Special Opportunities was $166,196,314, $50,879,000, $1,359,777 and $130,014, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Funds and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Yacktman Asset Management LP (“Yacktman”) who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Yacktman.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2025, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

Yacktman Fund

on first $500 million	0.52%

next $500 million	0.47%

over $1 billion	0.42%

Yacktman Focused	0.87%

Yacktman Global	0.71%

Yacktman Special Opportunities	1.37%

The fee paid to Yacktman for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

Yacktman Special Opportunities has a performance-based fee structure that consists of an investment management fee and a performance adjustment (“Performance Adjustment”). The monthly investment management fee is increased or reduced by the Performance Adjustment, based on the Fund’s performance relative to the MSCI ACWI All Cap Index over the then preceding twelve months. The Performance Adjustment for the Fund may not exceed an annual rate of plus or minus 0.75% of the Fund’s average daily net assets over the then preceding twelve months. For the six months ended June 30, 2025, the Performance Adjustment decreased the investment management fee by a net amount of $108,051 or an annualized rate of 0.74% of the Fund’s average daily net assets, resulting in an effective annualized investment management fee rate of 0.63% of the Fund’s average daily net assets.

The Investment Manager has contractually agreed, through at least May 1, 2026, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses, as well as shareholder servicing fees and distribution and service (12b-1) fees and, with respect to Yacktman Special Opportunities, investment management fees and administrative fees) of Yacktman Global and Yacktman Special Opportunities to the annual rate of 0.93% and 0.12%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect for the applicable Fund or share class from time to time, the “Expense Cap”), subject to later reimbursement by the applicable Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense

27

Notes to Financial Statements (continued)

reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation (unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund).

For the six months ended June 30, 2025, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense	Repayment of
	Reimbursements	Prior Reimbursements

Yacktman Global	$52,968	—
Yacktman Special Opportunities	44,079	—

At June 30, 2025, the Funds’ expiration of reimbursements subject to recoupment, if any, is as follows:

Expiration Period	Yacktman Global	Yacktman Special Opportunities

Less than 1 year	$58,793	$53,283
1-2 years	71,631	47,557

2-3 years	91,296	72,023

Total	$221,720	$172,863

The Investment Manager has agreed to waive a portion of its investment management fee in consideration of a shareholder servicing rebate that it has received from JPMorgan Distribution Services, Inc., with respect to direct investments in the JPMorgan U.S. Government Money Market Fund, IM Shares by Yacktman Fund and Yacktman Focused. For the six months ended June 30, 2025, the investment management fees for Yacktman Fund and Yacktman Focused were reduced by $43,756 and $11,987, respectively, or less than 0.01% of each Fund’s average daily net assets.

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For Class N of Yacktman Focused and Yacktman Global and for Class I of Yacktman Fund and Yacktman Special Opportunities, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N shares of Yacktman Focused and Yacktman Global and Class I shares of Yacktman Fund and Yacktman Special Opportunities may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2025, was as follows:

	Maximum Annual	Actual
	Amount	Amount
Fund	Approved	Incurred

Yacktman Fund

Class I	0.20%	0.09%

Yacktman Focused

Class N	0.20%	0.18%

Yacktman Global

Class N	0.20%	0.20%

Yacktman Special Opportunities

Class I	0.10%	0.10%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2025, the Funds had no interfund loans outstanding. The Funds did not borrow during the six months ended June 30, 2025.

28

Notes to Financial Statements (continued)

The following Funds utilized the interfund lending program during the six months ended June 30, 2025 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Yacktman Fund	$1,053,492	5	$754	5.225%

Yacktman Global	2,776,441	3	1,192	5.225%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2025, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Yacktman Fund	$32,648,700	$998,243,599

Yacktman Focused	21,326,151	511,784,178

Yacktman Global	6,519,087	14,251,108

Yacktman Special Opportunities	552,609	8,036,304

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2025.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2025, was as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Yacktman Fund	$15,250,260	$8,025,314	$8,075,383	$16,100,697

Yacktman Global	2,188,242	1,359,777	951,633	2,311,410

Yacktman Special Opportunities	647,157	130,014	687,408	817,422

The following table summarizes the securities received as collateral for securities lending at June 30, 2025:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Yacktman Fund	U.S. Treasury Obligations	0.125%-5.000%	08/31/25-11/15/54

Yacktman Global	U.S. Treasury Obligations	0.125%-5.000%	08/15/25-11/15/54

Yacktman Special Opportunities	U.S. Treasury Obligations	0.125%-5.000%	08/15/25-11/15/54

5. SEGMENT REPORTING

Each Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in each Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Funds’ president and chief financial officer. The CODM assesses the performance and makes operating decisions for each Fund primarily based on each Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes each Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of each Fund. As each Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject the Funds to various risks. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Fund. Please refer to each Fund’s prospectus for a description of the principal risks associated with investing in a particular Fund. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) currency and price fluctuations.

Market Risk: Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Management Risk: Because the Funds are actively managed investment portfolios, security selection or focus on securities in a particular style, market sector or group of companies may cause the Funds to incur losses or

29

Notes to Financial Statements (continued)

underperform relative to their benchmarks or other funds with a similar investment objective. There can be no guarantee that Yacktman’s investment techniques and risk analysis will produce the desired result.

Non-Diversified Fund Risk: Certain Funds are non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Funds at greater risk. Notwithstanding the Funds’ status as “non-diversified” investment companies under the 1940 Act, the Funds intend to qualify as regulated investment companies accorded favorable tax treatment under the Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. The Funds’ intention to qualify as regulated investment companies may limit their pursuit of their investment strategy and their investment strategy could limit their ability to so qualify.

Focused Investment Risk: To the extent a Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of the Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Funds have substantial holdings within a particular sector, the risks associated with that sector increase.

Foreign Investment Risk: Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Emerging Markets Risk: Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

Currency Risk: Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject certain Funds to the risk that those currencies will decline in value relative to the U.S. dollar.

Political Risk: Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

Geographic Focus Risk: To the extent a Fund focuses its investments in a particular country, group of countries or geographic region, the Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting such countries or region, and the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.

Risks Associated with Investment in South Korea: Investments in South Korean issuers will subject a Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea’s neighbors, including escalated tensions involving North Korea and any outbreak of hostilities involving North Korea, or the threat of an outbreak of such hostilities, may have a severe adverse effect on the South Korean economy. The South Korean economy is reliant on trading exports, and disruptions or decreases in trade activity could lead to declines in South Korea’s economic growth potential.

Large-Capitalization Stock Risk: The stocks of large capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small-, mid-, or micro-capitalization companies.

Small-, Mid- and Micro- Capitalization Stock Risk: The stocks of small-,mid-, and micro- capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Derivatives Risk: The use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, liquidity risk, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Hedging Risk: There is no guarantee that hedging strategies will be successful. For example, changes in the value of a hedging transaction may not completely offset changes in the value of the assets and liabilities being hedged. Hedging transactions involve costs and may result in losses.

Debt Securities Risk: The value of a debt security changes in response to various factors, including, for example, market related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

Credit and Counterparty Risk: The issuer of bonds or other debt securities or a counterparty to a derivatives contract (including over-the-counter counterparties as well as brokers and clearinghouses in respect of exchange-traded and/or cleared products) may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer.

Interest Rate Risk: Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Funds may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when they would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Funds.

High Yield Risk: Below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, liquidity, and market risk than higher-rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

30

Notes to Financial Statements (continued)

Liquidity Risk: The Funds may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Funds may have to sell them at a loss.

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

8. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why certain Funds use derivative instruments and how derivative instruments affect a Fund’s financial position, and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities, and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statement of Operations, each categorized by type of derivative contract, are included in a table at the end of the applicable Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2025, the average monthly balances of derivative financial instruments outstanding were as follows:

Yacktman Focused

Options

Average value of option contracts written	$288,571

9. OPTIONS

The Funds may purchase and write call options and put options on a variety of underlying securities and instruments, including, but not limited to, specific securities, securities indices, futures contracts and foreign currencies. The Funds purchase or write call and put options to generate income and hedge against losses or lock in gains of underlying portfolio security positions. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying security or instrument at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying security or instrument at the agreed-upon price during the option period. Options purchased are recorded as an asset, while options written (sold) are recorded as liabilities. When a Fund writes options it bears the risk of an unfavorable change in the market value of the instrument underlying the written option. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. During the six months ended June 30, 2025, Yacktman Focused wrote call options and received a premium of $1,155,000 and as of June 30, 2025, the written call options were valued at $(1,190,000).

10. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program, Repurchase Agreements and derivatives, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions and derivatives transactions, see Note 4 and Note 9, respectively.

31

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2025:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Yacktman Fund

Cantor Fitzgerald Securities, Inc.	$2,006,191	—	$2,006,191	$2,006,191	—

Citadel Securities LLC	2,006,191	—	2,006,191	2,006,191	—

Daiwa Capital Markets America	1,669,292	—	1,669,292	1,669,292	—

Deutsche Bank Securities, Inc.	452,721	—	452,721	452,721	—

State of Wisconsin Investment Board	1,890,919	—	1,890,919	1,890,919	—

Fixed Income Clearing Corp.	158,171,000	—	158,171,000	158,171,000	—

Total	$166,196,314	—	$166,196,314	$166,196,314	—

Yacktman Focused

Fixed Income Clearing Corp.	$50,879,000	—	$50,879,000	$50,879,000	—

Yacktman Global

Citadel Securities LLC	$1,000,000	—	$1,000,000	$1,000,000	—

TD Securities LLC	359,777	—	359,777	359,777	—

Total	$1,359,777	—	$1,359,777	$1,359,777	—

Yacktman Special Opportunities

Citadel Securities LLC	$130,014	—	$130,014	$130,014	—

11. RECENT ACCOUNTING UPDATE PRONOUNCEMENT

In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU.

12. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

32

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended June 30, 2025, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended June 30, 2025, is reflected as “Trustee fees and expenses” on the Statement of Operations and is set forth in the table below. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended June 30, 2025.

Trustee fees and expenses

AMG Yacktman Fund	$298,432

AMG Yacktman Focused Fund	115,688

AMG Yacktman Global Fund	6,447

AMG Yacktman Special Opportunities Fund	1,247

33

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

AMG Yacktman Focused Fund, AMG Yacktman Fund, AMG Yacktman Global Fund, and AMG Yacktman Special Opportunities Fund: Approval of Investment Management Agreement and Subadvisory Agreements on June 11, 2025

At an in-person meeting held on June 11, 2025, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG Yacktman Focused Fund, AMG Yacktman Fund, AMG Yacktman Global Fund, and AMG Yacktman Special Opportunities Fund (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”); and (ii) the Subadvisory Agreement with respect to each Fund, as amended at any time prior to the date of the meeting (collectively, the “Subadvisory Agreements”), with Yacktman Asset Management LP, the Funds’ subadviser (the “Subadviser”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Funds, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, including management fees, the profitability of the Investment Manager and the Subadviser, and the potential for economies of scale that may be shared with the Funds, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 11, 2025 meeting and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser;

assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for AMG Yacktman Special Opportunities Fund and AMG Yacktman Global Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the

34

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the management of the Funds’ subadviser during the period regarding the factors that contributed to the performance of the Funds.

With respect to AMG Yacktman Focused Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2025, was below, below, below, and above, respectively, the median performance of the Peer Group and below, below, below, and above, respectively, the performance of the Fund Benchmark, the Russell 1000 Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance and longer-term outperformance and the fact that the Fund ranked in the top quartile relative to its Peer Group for the 2023 calendar year and in the top decile relative to its Peer Group for the 2020 calendar year. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies, as well as overall market conditions.

With respect to AMG Yacktman Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (the Fund’s sole share class) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2025 was below, below, below, and above, respectively, the median performance of the Peer Group and below, below, below, and above, respectively, the performance of the Fund Benchmark, the Russell 1000 Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance and longer-term outperformance and the fact that the Fund ranked in the top decile relative to its Peer Group for the 2020 calendar year and in the top third relative to its Peer Group for the 2023 calendar year. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies, as well as overall market conditions.

With respect to AMG Yacktman Global Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for

Class I shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, and 5-year periods ended March 31, 2025 and for the period from the Fund’s inception on January 30, 2017 through March 31, 2025 was below, above, above, and above, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the MSCI World Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance and longer-term outperformance relative to its Peer Group and the Fund’s underperformance relative to the Fund Benchmark. The Trustees noted that Class I shares of the Fund ranked in the top quartile relative to its Peer Group for the 3-year and 5-year periods and in the top quintile relative to its Peer Group for the period from the Fund’s inception through March 31, 2025. The Trustees also took into account the fact that the Fund’s investment strategy and Fund Benchmark changed effective July 1, 2021, and that the performance information prior to that date reflected that of the Fund’s prior investment strategy. It was noted that while the Trustees found the Peer

Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies, as well as overall market conditions.

With respect to AMG Yacktman Special Opportunities Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2025, was below, below, below, and above, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the MSCI ACWI All Cap Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance and longer-term outperformance relative to the Peer Group and the Fund’s underperformance relative to the Fund Benchmark. The Trustees noted that Class Z shares of the Fund ranked in the top quintile relative to its Peer Group for the 10-year period and in the top percentile relative to its Peer Group for the 2021 calendar year. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies, as well as overall market conditions.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 11, 2025 meeting and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the

35

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for AMG Yacktman Special Opportunities Fund and AMG Yacktman Global Fund. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from the relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement and the differences in, among other things, portfolio composition, cash holdings, security holdings, strategy and diversification among the Funds. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also, with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG Yacktman Focused Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2025, were both rated in the High rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors, as well as the Fund’s flexible investment approach. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager) and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Yacktman Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses as of March 31, 2025, were both rated in the Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Yacktman Global Fund, the Trustees noted that the management fees (which include both the advisory and administration fees)

and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2025, were rated in the Average and the Below Average rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2026, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.93%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Yacktman Special Opportunities Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2025, were rated in the Below Average and the Above Average rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2026, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.12%. The Trustees also took into account management’s discussion of the Fund’s expenses relative to comparably sized funds and select competitors, as well as the performance adjustment component of the Fund’s management fee. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated

36

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 11, 2025, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

37

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Yacktman Asset Management LP

6300 Bridge Point Parkway

Building One, Suite 500

Austin, TX 78730

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Funds’ proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at wealth.amg.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

wealth.amg.com	063025 SAR071

SEMI-ANNUAL FINANCIAL STATEMENTS

AMG Funds June 30, 2025 AMG GW&K Securitized Bond SMA Shares

Ticker: GWSBX

wealth.amg.com	063025 SAR095

AMG Funds Semi-Annual Financial Statements — June 30, 2025 (unaudited)

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedule of Portfolio Investments	2

Statement of Assets and Liabilities	5

Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	6

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statement of Changes in Net Assets	7

Detail of changes in assets for the past fiscal period

Financial Highlights	8

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	9

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	14

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	15

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG GW&K Securitized Bond SMA Shares Schedule of Portfolio Investments (unaudited) June 30, 2025

	Principal Amount	Value

Asset-Backed Securities - 4.9%

AGL CLO 23, Ltd. Series 2022-23A, Class A1R (3 month SOFR + 1.150%, Cap N/A, Floor 1.150%), 5.419%, 04/20/38[1,2]	$500,000	$497,877

CIFC Funding, Ltd.

Series 2021-5A, Class A1R (3 month SOFR + 1.260%, Cap N/A, Floor 1.260%), 5.516%, 01/15/38[1,2]	500,000	501,050
Series 2022-1A, Class A (3 month SOFR + 1.320%, Cap N/A, Floor 1.320%), 5.600%, 04/17/35[1,2]	500,000	499,380

Compass Datacenters Issuer II LLC Series 2024-1A, Class A1 5.250%, 02/25/49[1]	500,000	502,669

Elmwood CLO 22 Ltd. Series 2023-1A, Class AR (3 month SOFR + 1.200%, Cap N/A, Floor 1.200%), 5.484%, 04/17/38[1,2]	448,000	447,957

Elmwood CLO 38, Ltd. Series 2025-1A, Class A (3 month SOFR + 1.150%, Cap N/A, Floor 1.150%), 5.426%, 04/22/38[1,2]	500,000	498,304

GoldenTree Loan Management US CLO 23, Ltd. Series 2024-23A, Class A (3 month SOFR + 1.270%, Cap N/A, Floor 1.270%), 5.549%, 01/20/39[1,2]	305,000	305,316

HalseyPoint CLO 3, Ltd. Series 2020-3A, Class A1R (3 month SOFR + 1.480%, Cap N/A, Floor 1.480%), 5.760%, 07/30/37[1,2]	330,000	331,558

Madison Park Funding XXIX LTD Series 2018-29A, Class A1R2 (3 month SOFR + 1.180%, Cap N/A, Floor 1.180%), 5.495%, 03/25/38[1,2]	500,000	497,508

Sagard-Halseypoint CLO 8, Ltd. Series 2024-8A, Class A1 (3 month SOFR + 1.390%, Cap N/A, Floor 1.390%), 5.704%, 01/30/38[1,2]	300,000	301,708

Verizon Master Trust
Series 2023-4, Class A1A 5.160%, 06/20/29	300,000	302,545
Series 2023-5, Class A1A 5.610%, 09/08/28	200,000	200,459

Voya CLO, Ltd. Series 2024-7A, Class A1 (3 month SOFR + 1.310%, Cap N/A, Floor 1.310%), 5.596%, 01/20/38[1,2]	550,000	550,165

Total Asset-Backed Securities (Cost $5,438,395)		5,436,496

	Principal Amount	Value

Mortgage-Backed Securities - 7.4%

BANK
Series 2024-BNK47, Class A5 5.716%, 06/15/57	$750,000	$788,720
Series 2025-BNK49, Class A5 5.623%, 03/15/58[2]	750,000	783,748

BANK5
Series 2023-5YR4, Class A3 6.500%, 12/15/56	497,728	524,699
Series 2024-5YR8, Class A3 5.884%, 08/15/57	500,000	521,678

BBCMS Mortgage Trust Series 2024-C30, Class A5 5.532%, 11/15/57	750,000	776,947

BRAVO Residential Funding Trust Series 2024-NQM4, Class A1A 4.350%, 01/25/60[1,3]	469,402	461,735

COLT Mortgage Loan Trust Series 2022-3, Class A2 4.156%, 02/25/67[1,2]	487,190	465,151

Connecticut Avenue Securities Trust Series 2024-R06, Class 1A1 (3 month SOFR + 1.150%, Cap N/A, Floor 1.150%), 5.455%, 09/25/44[1,2]	501,352	503,063

GS Mortgage-Backed Securities Trust

Series 2022-PJ3, Class A7 2.500%, 08/25/52[1,2]	546,399	513,167
Series 2022-PJ6, Class A3 2.500%, 01/25/53[1,2]	716,774	583,898
Series 2023-PJ2, Class A4 5.500%, 05/25/53[1,2]	324,291	322,274

J.P. Morgan Mortgage Trust Series 2022-1, Class A3 2.500%, 07/25/52[1,2]	1,188,879	968,008

Sequoia Mortgage Trust Series 2025-S1, Class A4 2.500%, 09/25/54[1,2]	591,333	522,379

Wells Fargo Commercial Mortgage Trust Series 2024-C63, Class A5 5.309%, 08/15/57	450,000	459,501

Total Mortgage-Backed Securities (Cost $8,141,614)		8,194,968

U.S. Government and Agency Obligations - 86.4%

Fannie Mae - 33.1%

FNMA 1.500%, 01/01/51	1,946,820	1,465,581
2.000%, 10/01/51 to 04/01/52	6,333,739	5,037,262
2.500%, 11/01/51	4,905,318	4,117,797
3.000%, 08/01/50 to 07/01/52	8,617,987	7,584,092
4.000%, 06/01/53	4,387,339	4,085,691
5.000%, 01/01/53	4,858,362	4,783,724
5.500%, 07/01/53	4,068,867	4,074,347
6.000%, 07/01/54	2,956,919	3,053,995

The accompanying notes are an integral part of these financial statements.

2

AMG GW&K Securitized Bond SMA Shares Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Fannie Mae - 33.1% (continued)

FNMA 6.500%, 07/01/54	$2,504,954	$2,626,257

Total Fannie Mae		36,828,746

Freddie Mac - 35.0%

FHLMC 3.000%, 08/01/52	4,111,787	3,619,188
3.500%, 06/01/49	5,097,691	4,728,842
4.500%, 09/01/52 to 06/01/54	6,496,180	6,250,886
5.000%, 11/01/53	3,918,162	3,847,334
5.500%, 02/01/54	4,856,767	4,916,006
6.000%, 10/01/53 to 12/01/54	5,871,154	6,053,249

Freddie Mac Multifamily Structured Pass Through Certificates
Series K124, Class A2 1.658%, 12/25/30	4,950,000	4,337,821
Series K-159, Class A2 4.500%, 07/25/33[2]	4,026,000	4,031,945

Freddie Mac REMICS
Series 4435, Class ZB 3.500%, 02/15/45	422,215	321,544
Series 4753, Class LZ 3.500%, 02/15/48	226,783	202,853
Series 4863, Class EZ 4.500%, 03/15/49	560,300	534,748

Total Freddie Mac		38,844,416

Ginnie Mae - 12.6%

GNMA 2.000%, 03/20/51	1,109,529	887,282
2.500%, 09/20/50	2,417,973	2,057,732
3.000%, 05/20/53	1,266,601	1,131,744
Series 2016-18, Class KM 3.000%, 02/20/46	165,213	146,513

	Principal Amount	Value

GNMA
Series 13-169, Class Z 3.250%, 11/16/43	$313,120	$276,550
3.500%, 02/20/46	2,717,486	2,522,824
Series 18-38, Class AZ 3.500%, 03/20/48	291,173	203,900
5.000%, 04/20/49	2,882,285	2,881,564
5.500%, 04/20/55	3,817,230	3,850,361

Total Ginnie Mae		13,958,470

U.S. Treasury Obligations - 5.7%

U.S. Treasury Bonds 4.625%, 02/15/55	650,000	632,734
5.000%, 05/15/45	1,765,000	1,812,986

U.S. Treasury Notes 4.250%, 11/15/34	3,904,000	3,916,810

Total U.S. Treasury Obligations		6,362,530

Total U.S. Government and Agency Obligations (Cost $95,164,464)		95,994,162

	Shares

Short-Term Investments - 1.0%

Other Investment Companies - 1.0%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%[4]	1,155,399	1,155,399

Total Short-Term Investments (Cost $1,155,399)		1,155,399

Total Investments - 99.7% (Cost $109,899,872)		110,781,025

Other Assets, less Liabilities - 0.3%		305,718

Net Assets - 100.0%		$111,086,743

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the value of these securities amounted to $9,273,167 or 8.3% of net assets.

[2]

Variable rate security. The rate shown is based on the latest available information as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[3]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[4]	Yield shown represents the June 30, 2025, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

CLO	Collateralized Loan Obligation
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

3

AMG GW&K Securitized Bond SMA Shares Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Asset-Backed Securities	—	$5,436,496	—	$5,436,496

Mortgage-Backed Securities	—	8,194,968	—	8,194,968

U.S. Government and Agency Obligations†	—	95,994,162	—	95,994,162

Short-Term Investments

Other Investment Companies	$1,155,399	—	—	1,155,399

Total Investments in Securities	$1,155,399	$109,625,626	—	$110,781,025

†

All U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the period ended June 30, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

4

Statement of Assets and Liabilities (unaudited) June 30, 2025

AMG GW&K Securitized Bond SMA Shares

Assets:

Investments at value[1]	$110,781,025

Cash	2,270

Receivable for investments sold	4,496,584

Dividend and interest receivables	471,084

Receivable from affiliate	204,203

Total assets	115,955,166

Liabilities:

Payable for investments purchased	4,859,360

Payable for Fund shares repurchased	108

Accrued expenses:

Other	8,955

Total liabilities	4,868,423

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$111,086,743

[1] Investments at cost	$109,899,872

Net Assets Represent:

Paid-in capital	$109,973,709

Total distributable earnings	1,113,034

Net Assets	$111,086,743

Net assets	$111,086,743

Shares outstanding	11,043,481

Net asset value, offering and redemption price per share	$10.06

The accompanying notes are an integral part of these financial statements.

5

Statement of Operations (unaudited) For the period ended June 30, 2025

AMG GW&K Securitized Bond SMA Shares[1]

Investment Income:

Dividend income	$8,748

Interest income	197,813

Total investment income	206,561

Expenses:

Professional fees	5,305

Custodian fees	1,049

Registration fees	888

Reports to shareholders	804

Trustee fees and expenses	397

Transfer agent fees	189

Miscellaneous	323

Total expenses before offsets	8,955

Expense reimbursements	(8,955)

Net expenses	—

Net investment income	206,561

Net Realized and Unrealized Gain:

Net realized gain on investments	229,220

Net change in unrealized appreciation/depreciation on investments	881,153

Net realized and unrealized gain	1,110,373

Net increase in net assets resulting from operations	$1,316,934

1 Commencement of operations was June 12, 2025.

The accompanying notes are an integral part of these financial statements.

6

Statement of Changes in Net Assets For the period ended June 30, 2025 (unaudited)

AMG GW&K Securitized Bond SMA Shares

June 30, 2025[1]

Increase in Net Assets Resulting From Operations:

Net investment income	$206,561

Net realized gain on investments	229,220

Net change in unrealized appreciation/depreciation on investments	881,153

Net increase in net assets resulting from operations	1,316,934

Distributions to Shareholders:	(203,900)

Capital Share Transactions:[2]

Net increase from capital share transactions	109,973,709

Total increase in net assets	111,086,743

Net Assets:

Beginning of period	—

End of period	$111,086,743

1 Commencement of operations was June 12, 2025.

2 See Note 1(f) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

7

AMG GW&K Securitized Bond SMA Shares Financial Highlights For a share outstanding throughout the fiscal period

For the fiscal period ended June 30, 2025[1] (unaudited)

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:

Net investment income[2,3]	0.03

Net realized and unrealized gain on investments	0.05

Total income from investment operations	0.08

Less Distributions to Shareholders from:

Net investment income	(0.02)

Net Asset Value, End of Period	$10.06

Total Return[3,4]	0.79%[5]

Ratio of net expenses to average net assets	0.00%[6]

Ratio of gross expenses to average net assets[7]	0.16%[6]

Ratio of net investment income to average net assets[3]	5.07%[6]

Portfolio turnover	5%[5]

Net assets end of period (000’s) omitted	$111,087

[1]	Commencement of operations was on June 12, 2025.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income would have been lower had certain expenses not been offset.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

8

Notes to Financial Statements (unaudited) June 30, 2025

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG GW&K Securitized Bond SMA Shares (the “Fund”). The Fund commenced operations on June 12, 2025 and commenced investment operations on June 13, 2025.

The Fund offers a single class of shares for purchase. Shares of the Fund may be purchased only by or on behalf of separately managed account clients where GW&K Investment Management, LLC (“GW&K”), the Fund’s subadviser, has an agreement with sponsors of separately managed account programs (“Program Sponsors”), or directly with the client, to provide management or advisory services to the managed account or to the Program Sponsor for its use in managing such account.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Fund’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default

9

Notes to Financial Statements (continued)

rates) or other market corroborated inputs) (e.g., debt securities, government securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend income is recorded on the ex-dividend date and other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income, if any, will normally be declared and paid monthly. Fund distributions resulting from net realized capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. There were no permanent or temporary differences during the period.

At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Appreciation
$109,899,872	$920,629	$(39,476)	$881,153

e. FEDERAL TAXES

The Fund intends to elect to be treated as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Since the Fund commenced operations on June 12, 2025, the Investment Manager has also analyzed the Fund’s tax positions through June 30, 2025, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

For the period ended June 30, 2025 (unaudited), the capital stock transactions for the Fund were as follows:

	June 30, 2025[1]
	Shares	Amount

Shares sold	11,044,518	$109,982,812

Shares issued in reinvestment of distributions	19,833	199,520

Shares redeemed	(20,870)	(208,623)

Net increase	11,043,481	$109,973,709

1 Commencement of operations was June 12, 2025.

10

Notes to Financial Statements (continued)

g. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Securities Lending Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2025, the Fund had no repurchase agreements outstanding.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the Fund’s subadviser and monitors the subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by GW&K, who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

The Fund does not pay advisory fees to the Investment Manager or GW&K. Shareholders should be aware, however, that the Fund is an integral part of separately managed account programs, and the Investment Manager or GW&K will be compensated directly or indirectly by Program Sponsors or program participants for managed account advisory services.

The Investment Manager has contractually agreed, through at least May 1, 2027, to waive fees and/or pay or reimburse the Fund’s expenses in order to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.00% of the average daily net assets attributable to the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the period ended June 30, 2025, the Investment Manager reimbursed the Fund $8,955.

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund does not pay administrative fees to the Investment Manager for these services.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund may be purchased only by or on behalf of separately managed account clients where GW&K has an agreement with the Program Sponsor (typically, a registered investment adviser or broker-dealer), or directly with the client, to provide management or advisory services to the managed account. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2025, the Fund had no interfund loans outstanding. The Fund did not lend or borrow during the period ended June 30, 2025.

During the period ended June 30, 2025, the Fund incurred a loss of $195,248 due to a trade error. GW&K reimbursed the Fund on July 21, 2025, for the loss, and the reimbursement payment is reflected as “Net realized gain on investments” in the Statement of Operations. As of June 30, 2025, the reimbursement receivable is reflected as “Receivable from affiliate” in the Statement of Assets and Liabilities.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the period ended June 30, 2025, were $13,586,588 and $7,072, respectively.

Purchases and sales of U.S. Government Obligations for the period ended June 30, 2025 were $100,341,023 and $5,233,276, respectively.

11

Notes to Financial Statements (continued)

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The Fund did not have any securities on loan at June 30, 2025.

5. SEGMENT REPORTING

The Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in the Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Fund’s president and chief financial officer. The CODM assesses the performance and makes operating decisions for the Fund primarily based on the Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes the Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of the Fund. As the Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market; or (iii) price fluctuations. Please refer to the Fund’s current prospectus for additional information about the Fund’s principal risks.

Market Risk: Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Management Risk: Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that GW&K’s investment techniques and risk analysis will produce the desired result.

Debt Securities Risk: The value of a debt security changes in response to various factors, including, for example, market related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

Interest Rate Risk: Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund.

Floating Rate Instrument Risk: Changes in interest rates may affect the yield on the Fund’s investments in floating rate investments. Floating rate investments may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, a decline in interest rates may result in a reduction in income received from floating rate investments held by the Fund and may adversely affect the value of the Fund’s shares.

Credit and Counterparty Risk: The issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Asset-Backed and Mortgage-Backed Securities Risk: Investments in asset-backed and mortgage-backed securities involve risk of severe credit downgrades, loss due to prepayments that occur earlier or later than expected, illiquidity and default.

Collateralized Loan Obligations (“CLO”) and Other Collateralized Obligations Risk: The risks of investing in a CLO generally can be summarized as a combination of economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments, and include interest rate risk, credit risk, liquidity risk, prepayment risk, and the risk of default of the underlying asset, among others.

Extension Risk: During periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

Prepayment Risk: A debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.

12

Notes to Financial Statements (continued)

Inflation/Deflation Risk: Inflation risk is the risk that the value of assets or income from investments will be worth less in the future. Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in the Fund. As inflation rates increase, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. Deflation risk is the risk that the prices throughout the economy decline over time – the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Liquidity Risk: The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

Restricted Securities Risk: Investing in restricted securities (including, without limitation, Rule 144A securities) may reduce the liquidity of the Fund’s investments in the event that an adequate trading market does not exist for these securities. Limitations on the resale of restricted securities could adversely affect the marketability of the securities, and the Fund may be unable to sell the security at the desired time or price, if at all. The purchase price and subsequent valuation of restricted securities normally reflect a discount, which may be significant, from the market price of comparable unrestricted securities for which a liquid trading market exists.

U.S. Government Securities Risk: Obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”) are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal Home Loan Banks (FHLBs), are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaults on a loan, there is no guarantee that the U.S. Government will provide financial support.

New Fund Risk: The Fund is a new fund, which may result in additional risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. In addition, until the Fund achieves sufficient scale, a Fund shareholder may experience proportionally higher Fund expenses than would be experienced by shareholders of a fund with a larger asset base.

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

8. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4. At June 30, 2025, the Fund had no Repurchase Agreements outstanding.

9. RECENT ACCOUNTING UPDATE PRONOUNCEMENT

In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU.

10. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

13

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the period ended June 30, 2025, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the period ended June 30, 2025, was $397, which is reflected as “Trustee fees and expenses” on the Statement of Operations. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the period ended June 30, 2025.

14

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Approval of Amendment to Investment Management Agreement and Subadvisory Agreement with GW&K Investment Management, LLC with Respect to AMG GW&K Securitized Bond SMA Shares

At an in-person meeting held on March 19, 2025, the Board of Trustees (the “Board” or the “Trustees”) of AMG Funds (the “Trust”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously voted to approve an amendment to the Investment Management Agreement (the “Investment Management Agreement”) between AMG Funds LLC (the “Investment Manager”) and the Trust relating to AMG GW&K Securitized Bond SMA Shares, a new series of the Trust (the “New Fund”), and a Subadvisory Agreement between the Investment Manager and GW&K Investment Management, LLC (“GW&K”) relating to the New Fund (the “Subadvisory Agreement” and, together with the Investment Management Agreement, the “New Fund Agreements”). The Independent Trustees were separately represented by independent legal counsel in their consideration of the New Fund Agreements and met with their independent legal counsel in a private session at which no representatives of management were present to consider the New Fund and the New Fund Agreements.

In considering the New Fund Agreements, the Trustees reviewed a variety of materials relating to the New Fund, the Investment Manager and GW&K provided in connection with meetings of the Board held on March 19, 2025, including information regarding the nature, extent and quality of services to be provided by the Investment Manager and GW&K under their respective agreements. Because the New Fund is a newly created series of the Trust and has not yet begun operations, no comparative performance information for the New Fund was provided. The Trustees, however, considered the performance of other funds in the AMG Funds Family of Funds (the “AMG Fund Complex”) subadvised by GW&K for various time periods, including other taxable bond funds such as AMG GW&K Core Bond ESG Fund and AMG GW&K ESG Bond Fund. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and (b) discussed with legal counsel the legal standards applicable to their consideration of the New Fund Agreements.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services to be provided by the Investment Manager under the Investment Management Agreement, the Trustees took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the Investment Manager’s financial information, operations and personnel, the performance of its duties with respect to other funds in the AMG Fund Complex, which, as of March 19, 2025, consisted of 37 funds, the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and the Administration Agreement between the Investment Manager and the Trust and the Trustees’ knowledge of the Investment Manager’s management team.

In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the quality of the monitoring services intended to be performed by the Investment Manager in overseeing the portfolio management responsibilities of GW&K; (b) the Investment Manager’s ability to supervise the New Fund’s other service providers; and (c) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising GW&K, the Investment Manager will: perform periodic detailed analyses and reviews of the performance by GW&K of its obligations to the New Fund, including without limitation analysis and review of portfolio and other compliance matters and review of GW&K’s investment performance with respect to the New Fund; prepare and present periodic reports to the Trustees regarding the investment performance of GW&K and other information regarding GW&K, at such times and in such forms as the Trustees may reasonably request; review and consider any changes in the personnel of GW&K responsible for performing GW&K’s obligations and make appropriate reports to the Trustees; review and consider any changes in the ownership or senior management of GW&K and make appropriate reports to the Trustees; perform periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of GW&K; assist the Trustees and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepare recommendations with respect to the continued retention of GW&K or the replacement of GW&K, including at the request of the Board; identify potential successors to, or replacements of, GW&K or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Trustees a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designate and compensate from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and perform such other review and reporting functions as the Trustees shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of GW&K with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and noted that, as of February 28, 2025, the Investment Manager had approximately $18 billion in mutual fund assets under management. The Trustees also considered the Investment Manager’s risk management processes.

In the course of their deliberations regarding the nature, extent and quality of services to be provided by GW&K under the Subadvisory Agreement, the Trustees evaluated, among other things: (a) the expected services to be rendered by GW&K to the New Fund; (b) the qualifications and experience of GW&K personnel; and (c) the GW&K compliance program. The Trustees also took into account the financial condition of GW&K with respect to its ability to provide the services required under the Subadvisory Agreement and noted that, as of December 31, 2024, GW&K managed approximately $52.9 billion in assets. The Trustees also considered GW&K’s risk management processes. The Trustees took into account their knowledge of GW&K and noted that GW&K subadvised 10 other funds in the AMG Fund Complex, and that the Trustees had overseen funds sub-advised by GW&K since 2008.

The Trustees also considered information regarding the nature, extent and quality of services provided by the Investment Manager and GW&K, as applicable, to funds in the AMG Fund Complex in connection with the Trustees’ annual consideration of the existing funds’ contractual arrangements. The Trustees considered the investment philosophy, strategies and techniques that are intended to be used in

15

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

managing the New Fund. Among other things, the Trustees reviewed information about portfolio management and other professional staff and information regarding GW&K’s organizational and management structure. The Trustees considered specific information provided regarding the experience of the individuals at GW&K that are expected to have portfolio management responsibility for the New Fund, including the information set forth in the New Fund’s prospectus and statement of additional information to be filed with the Securities and Exchange Commission. The Trustees noted that the New Fund’s portfolio managers have extensive industry experience in taxable bond and securitized bond products. The Trustees also took into account a presentation made at the March 19, 2025 Board meeting by representatives from GW&K regarding the New Fund, its proposed investment strategy and GW&K’s separately managed account business. In addition, the Trustees observed that, in managing the New Fund’s portfolio, GW&K would use top-down research that focuses on managing duration, yield curve, credit quality, volatility and liquidity, as well as bottom-up research that focuses on fundamental analysis, valuation analysis, and technical analysis.

PERFORMANCE

Because the New Fund has not yet commenced operations, the Trustees noted that they could not draw any conclusions regarding the performance of the New Fund. The Trustees, however, considered the performance of the other funds in the AMG Fund Complex subadvised by GW&K.

ADVISORY FEES, FUND EXPENSES, PROFITABILITY AND ECONOMIES OF SCALE

The Trustees noted that the New Fund is proposed to pay no advisory fee to the Investment Manager for the services to be provided under the Investment Management Agreement and that the Investment Manager is proposed to pay no subadvisory fee to GW&K in exchange for the services to be provided by GW&K under the Subadvisory Agreement. The Trustees noted that the New Fund is an integral part of separately managed account programs, and the Investment Manager or GW&K will be compensated directly or indirectly by program sponsors or program participants. The Trustees noted that the Investment Manager would indirectly benefit from compensation received by GW&K because the Investment Manager and GW&K are affiliated. The Trustees also noted payments to be made from the Subadviser to the Investment Manager. The Trustees also took into account the fact that the Investment Manager has contractually agreed, through at least

May 1, 2027, to limit the total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the New Fund to the annual rate of 0.00% of the New Fund’s average daily net assets. The Trustees concluded that, in light of the nature, extent and quality of the services to be provided by the Investment Manager and GW&K and the considerations noted above with respect to the Investment Manager and GW&K, the New Fund’s advisory fees and subadvisory fees are reasonable.

In considering the anticipated profitability of the Investment Manager with respect to the provision of investment advisory services to the New Fund, the Trustees considered all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as investment manager to the New Fund), received by the Investment Manager and its affiliates attributable to managing the New Fund; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the New Fund, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered that the Investment Manager would receive no advisory fee from the New Fund. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is expected to be reasonable and that, since the New Fund does not currently have any assets, the Investment Manager is not realizing any material benefits from economies of scale. With respect to economies of scale, the Trustees also noted that as the New Fund’s assets increase over time, the Investment Manager may realize economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses, but noted the existence of the proposed expense limitation agreement and the expense cap described above.

In considering the anticipated profitability of GW&K with respect to the provision of subadvisory services to the New Fund, although recognizing that profitability with respect to the New Fund is speculative, the Trustees considered information regarding GW&K’s organization, management and financial stability. The Trustees noted that, because GW&K is an affiliate of the Investment Manager, a portion of GW&K’s revenues or anticipated profitability might be shared directly or indirectly with the Investment Manager. The Trustees also noted that GW&K would receive no subadvisory fee from the Investment Manager with respect to the New Fund, but that it would be separately compensated by program sponsors and program participants. The Trustees also took into account management’s discussion of the services GW&K is expected to provide in performing its functions under the Subadvisory Agreement. The Trustees also considered the anticipated net assets of the New Fund for its first year of operations. The Trustees also were provided, at their June 12, 2024 meeting, with the profitability of GW&K with respect to the other funds it subadvises in the AMG Fund Complex. Based on the foregoing, the Trustees concluded that the profitability to GW&K is expected to be reasonable and that, since the New Fund does not currently have any assets, GW&K is not realizing material benefits from economies of scale. Also with respect to economies of scale, the Trustees noted that as the New Fund’s assets increase over time, GW&K may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses, but noted the existence of the proposed expense limitation agreement and the expense cap described above.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the New Fund Agreements: (a) the Investment Manager and GW&K have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement; (b) GW&K’s investment strategy is appropriate for pursuing the New Fund’s investment objectives; (c) GW&K is reasonably likely to execute its investment strategy consistently over time; and (d) the Investment Manager and GW&K maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the New Fund Agreements would be in the best interests of the New Fund and its shareholders. Accordingly, on March 19, 2025, the Trustees, and separately a majority of the Independent Trustees, unanimously voted to approve the New Fund Agreements.

16

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at wealth.amg.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at wealth.amg.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

 SEMI-ANNUAL FINANCIAL STATEMENTS

AMG Funds June 30, 2025 AMG GW&K Municipal Enhanced SMA Shares

Ticker: MESHX

wealth.amg.com	063025 SAR090

AMG Funds Semi-Annual Financial Statements — June 30, 2025 (unaudited)

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedule of Portfolio Investments	2

Statement of Assets and Liabilities	6

Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	7

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	8

Detail of changes in assets for the past two fiscal periods

Financial Highlights	9

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	10

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	15

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	16

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG GW&K Municipal Enhanced SMA Shares Schedule of Portfolio Investments (unaudited) June 30, 2025

	Principal Amount	Value
Municipal Bonds - 98.2%

Alabama - 3.0%

County of Jefferson Sewer Revenue, 5.250%, 10/01/49	$1,600,000	$1,617,737

5.500%, 10/01/53	4,550,000	4,664,216

Total Alabama		6,281,953

California - 1.9%

California Municipal Finance Authority, 5.000%, 05/15/43	485,000	483,175

5.000%, 05/15/48	795,000	765,421

California Municipal Finance Authority, Series A 4.000%, 02/01/51	240,000	195,692

Los Angeles Department of Water & Power, Series A, 5.000%, 07/01/50	1,500,000	1,511,326

5.000%, 07/01/55	1,000,000	1,010,539

Total California		3,966,153

Colorado - 2.3%

Colorado Health Facilities Authority, Series A, 5.000%, 08/01/44	930,000	915,919

5.125%, 12/01/55	1,315,000	1,283,358

5.250%, 12/01/54	1,000,000	1,009,198

Public Authority for Colorado Energy Natural Gas Purchase Revenue 6.500%, 11/15/38	1,300,000	1,527,997

Total Colorado		4,736,472

Connecticut - 0.6%

Connecticut State Health & Educational Facilities Authority, 4.000%, 07/01/39	485,000	457,645

4.000%, 07/01/40	555,000	509,660

4.000%, 07/01/42	285,000	256,076

Total Connecticut		1,223,381

Florida - 11.2%

Brevard County Health Facilities Authority, Series A 5.000%, 04/01/47	1,185,000	1,163,929

Capital Trust Authority, Series A, 5.000%, 06/01/54[1]	1,000,000	884,846

5.000%, 06/01/64[1]	1,765,000	1,516,544

County of Miami-Dade Florida Seaport Department, Series 1, (AG) 4.000%, 10/01/45	2,265,000	2,054,030

County of Miami-Dade Florida Seaport Department, Series A 5.250%, 10/01/52	365,000	360,194

Escambia County Health Facilities Authority 4.000%, 08/15/50	1,055,000	857,899

Florida Development Finance Corp., 4.000%, 02/01/52	485,000	386,450

5.000%, 02/01/52	325,000	298,737

5.250%, 08/01/55	1,750,000	1,752,795

	Principal Amount	Value

Florida Housing Finance Corp., Series 3, (GNMA FNMA FHLMC) 4.750%, 07/01/54	$3,045,000	$2,937,331

Hillsborough County Industrial Development Authority 4.000%, 08/01/50	815,000	685,640

Miami Beach Health Facilities Authority, 4.000%, 11/15/46	2,370,000	2,018,810

4.000%, 11/15/51	1,250,000	1,023,539

Orange County Health Facilities Authority, Series A 5.250%, 10/01/56	3,500,000	3,555,741

Palm Beach County Health Facilities Authority, Series B 5.000%, 11/15/55	2,000,000	1,887,558

Village Community Development District No 15, 4.550%, 05/01/44[1]	1,000,000	931,754

4.800%, 05/01/55[1]	1,000,000	910,143

Total Florida		23,225,940

Georgia - 1.5%

Fayette County Development Authority, 5.250%, 10/01/49	1,500,000	1,523,554

5.250%, 10/01/54	1,500,000	1,510,847

Total Georgia		3,034,401

Idaho - 1.0%

Idaho Health Facilities Authority, Series A 4.375%, 03/01/53	2,250,000	1,979,568

Illinois - 2.8%

Chicago O’Hare International Airport, Senior Lien, Series A 5.000%, 01/01/48	1,100,000	1,081,875

Metropolitan Pier & Exposition Authority, 4.000%, 12/15/42	325,000	290,773

4.000%, 06/15/52	485,000	394,122

5.000%, 06/15/50	815,000	796,684

State of Illinois, Series A 4.000%, 03/01/40	1,240,000	1,121,390

State of Illinois, Series B, 5.250%, 05/01/48	1,000,000	1,007,261

5.250%, 05/01/49	1,000,000	1,005,623

Total Illinois		5,697,728

Indiana - 2.4%

Indiana Finance Authority, Series A, 5.000%, 07/01/54	1,000,000	955,870

5.000%, 07/01/59	1,250,000	1,181,693

5.250%, 07/01/64	1,500,000	1,456,284

5.375%, 03/01/55	1,500,000	1,461,130

Total Indiana		5,054,977

Louisiana - 3.4%

Louisiana Public Facilities Authority, 5.500%, 09/01/59	2,500,000	2,537,436

5.750%, 09/01/64	2,500,000	2,573,215

The accompanying notes are an integral part of these financial statements.

2

AMG GW&K Municipal Enhanced SMA Shares Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Louisiana - 3.4% (continued)

Louisiana Stadium & Exposition District, Series A 5.250%, 07/01/53	$1,965,000	$1,993,680

Total Louisiana		7,104,331

Massachusetts - 7.6%

Massachusetts Development Finance Agency, 4.000%, 07/01/51	1,080,000	850,017

5.250%, 07/01/50	1,750,000	1,731,781

5.250%, 07/01/52	3,705,000	3,617,848

5.250%, 07/01/55	3,750,000	3,581,175

5.250%, 07/01/55	1,500,000	1,467,354

Massachusetts Development Finance Agency, Series 1, 4.500%, 07/01/54	2,750,000	2,462,417

5.250%, 07/01/50	1,000,000	1,009,761

Massachusetts Development Finance Agency, Series A 5.000%, 07/01/60[1]	1,000,000	906,556

Total Massachusetts		15,626,909

Michigan - 1.2%

Michigan State Housing Development Authority, Series A, 4.950%, 12/01/50	1,000,000	990,869

5.000%, 12/01/55	1,520,000	1,500,560

Total Michigan		2,491,429

Minnesota - 0.7%

Duluth Economic Development Authority, Series A 5.000%, 02/15/48	410,000	409,435

Minnesota Agricultural & Economic Development Board, Series 2024 5.250%, 01/01/54	1,000,000	1,011,778

Total Minnesota		1,421,213

Missouri - 1.0%

Health & Educational Facilities Authority of the State of Missouri 4.000%, 06/01/53	2,500,000	2,104,032

Nebraska - 0.6%

Central Plains Energy Project #3, Series A 5.000%, 09/01/42	1,125,000	1,154,566

New Hampshire - 1.2%

New Hampshire Business Finance Authority, Series A 5.500%, 06/01/55	2,500,000	2,555,458

New Jersey - 3.2%

New Jersey Transportation Trust Fund Authority, Series BB 5.250%, 06/15/50	1,000,000	1,028,879

New Jersey Turnpike Authority, Series A 5.250%, 01/01/55	2,230,000	2,317,914

	Principal Amount	Value

South Jersey Transportation Authority 4.625%, 11/01/47	$2,070,000	$1,978,035

Tobacco Settlement Financing Corp., Series A, 5.000%, 06/01/46	405,000	402,334

5.250%, 06/01/46	530,000	533,517

Tobacco Settlement Financing Corp., Series B 5.000%, 06/01/46	275,000	264,936

Total New Jersey		6,525,615

New York - 10.7%

City of New York, Series E 5.000%, 08/01/54	1,000,000	1,012,177

Metropolitan Transportation Authority, Series 1, 4.750%, 11/15/45	3,625,000	3,531,798

5.000%, 11/15/50	1,000,000	989,779

Metropolitan Transportation Authority, Series A 5.250%, 11/15/55	1,000,000	1,019,219

New York City Transitional Finance Authority, Series E 5.000%, 11/01/53	1,000,000	1,015,127

New York State Dormitory Authority, Series A, 4.000%, 07/01/47	550,000	465,444

4.000%, 07/01/52	340,000	278,134

4.250%, 07/01/50	1,530,000	1,341,776

New York Transportation Development Corp., 4.000%, 04/30/53	1,125,000	895,824

5.000%, 12/01/40	845,000	849,872

5.000%, 12/01/41	815,000	812,203

5.500%, 06/30/54	1,000,000	1,006,449

5.625%, 04/01/40	1,000,000	1,027,747

6.000%, 04/01/35	500,000	543,877

6.000%, 06/30/54	2,500,000	2,582,481

New York Transportation Development Corp. (AG) 5.000%, 06/30/49	1,220,000	1,200,822

New York Transportation Development Corp., Series A 5.500%, 12/31/60	2,500,000	2,499,624

Suffolk Regional Off-Track Betting Corp. 6.000%, 12/01/53	1,000,000	1,021,170

Total New York		22,093,523

North Carolina - 1.5%

North Carolina Turnpike Authority, Series A, (AG) 5.000%, 01/01/58	3,000,000	3,003,990

Ohio - 5.1%

Columbus Regional Airport Authority, Series A 5.500%, 01/01/55	3,000,000	3,096,271

County of Hamilton, Series A 5.500%, 08/01/51	1,000,000	986,114

Ohio Higher Educational Facility Commission, 5.250%, 05/01/49	2,500,000	2,482,914

5.250%, 05/01/54	3,000,000	2,939,937

The accompanying notes are an integral part of these financial statements.

3

AMG GW&K Municipal Enhanced SMA Shares Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Ohio - 5.1% (continued)

Ohio Housing Finance Agency, Series A, (GNMA FNMA FHLMC) 4.550%, 09/01/49	$1,085,000	$1,024,286

Total Ohio		10,529,522

Pennsylvania - 9.0%

Allegheny County Airport Authority, Series A 5.000%, 01/01/51	815,000	801,365

Geisinger Authority 4.000%, 04/01/50	1,340,000	1,129,833

Montgomery County Higher Education and Health Authority, Series B 5.000%, 05/01/52	900,000	873,715

Pennsylvania Economic Development Financing Authority 5.250%, 06/30/53	2,185,000	2,185,453

Pennsylvania Economic Development Financing Authority, (AG) 5.000%, 12/31/57	4,075,000	3,972,385

Pennsylvania Higher Educational Facilities Authority, Series B2 5.000%, 11/01/54	4,780,000	4,622,988

Pennsylvania Housing Finance Agency, Series 146A 4.750%, 04/01/53	2,050,000	1,983,649

Pennsylvania Turnpike Commission, Series A 4.000%, 12/01/50	2,435,000	2,105,665

Philadelphia Authority for Industrial Development 5.250%, 11/01/52	1,000,000	984,087

Total Pennsylvania		18,659,140

Rhode Island - 2.7%

Rhode Island Health and Educational Building Corp. 5.250%, 05/15/54	5,100,000	5,052,904

Tobacco Settlement Financing Corp., Series A 5.000%, 06/01/40	530,000	529,991

Total Rhode Island		5,582,895

South Carolina - 3.2%

Richland County School District No 2, Series A, (South Carolina School District) 1.875%, 03/01/38	1,600,000	1,158,056

South Carolina Jobs-Economic Development Authority 5.750%, 11/15/54	1,000,000	1,009,691

South Carolina Jobs-Economic Development Authority, Series A 5.500%, 11/01/54	2,000,000	2,072,075

South Carolina Public Service Authority, Series A 5.000%, 12/01/55	1,335,000	1,330,674

	Principal Amount	Value

South Carolina Public Service Authority, Series B 5.250%, 12/01/54	$1,000,000	$1,016,326

Total South Carolina		6,586,822

Tennessee - 3.8%

Chattanooga Health Educational & Housing Facility Board 5.250%, 12/01/54	2,000,000	2,004,387

City of Chattanooga Electric 2.000%, 09/01/40	1,400,000	966,119

Knox County Health Educational & Housing Facility Board, Series 1, (BAM) 5.125%, 07/01/59	1,000,000	994,319

Knox County Health Educational & Housing Facility Board, Series A1, (BAM) 5.500%, 07/01/59	1,000,000	1,020,702

Metropolitan Government Nashville & Davidson County Health & Educational Facilities 5.250%, 05/01/53	520,000	517,896

Shelby County Health & Educational Facilities Board, Series A1 5.250%, 06/01/56[1]	2,500,000	2,305,707

Total Tennessee		7,809,130

Texas - 8.2%

Central Texas Regional Mobility Authority, Series B 4.000%, 01/01/51	2,000,000	1,739,902

City of Corpus Christi Utility System Revenue, (AG) 5.000%, 07/15/55[2]	2,000,000	2,001,526

City of Houston Airport System Revenue, Series B, 5.500%, 07/15/37	1,500,000	1,557,919

5.500%, 07/15/38	1,000,000	1,028,543

5.500%, 07/15/39	1,630,000	1,667,047

Lower Colorado River Authority 5.000%, 05/15/51	1,000,000	1,000,657

Northwest Independent School District, (PSF-GTD) 5.250%, 02/15/55[2]	2,150,000	2,236,774

Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	4,050,000	3,867,239

5.500%, 12/31/58	650,000	666,374

Texas Private Activity Bond Surface Transportation Corp., Series A 4.000%, 12/31/39	1,180,000	1,099,595

Total Texas		16,865,576

Utah - 0.9%

Downtown Revitalization Public Infrastructure District, Series A, (AG) 5.500%, 06/01/55	1,875,000	1,966,940

The accompanying notes are an integral part of these financial statements.

4

AMG GW&K Municipal Enhanced SMA Shares Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Virginia - 3.1%

Lynchburg Economic Development Authority 4.000%, 01/01/55	$240,000	$192,093

Virginia Small Business Financing Authority, 4.000%, 01/01/39	485,000	449,957

4.000%, 01/01/40	485,000	440,274

5.000%, 12/31/47	1,755,000	1,755,232

5.000%, 12/31/49	1,905,000	1,820,953

5.000%, 12/31/52	1,895,000	1,788,616

Total Virginia		6,447,125

Washington - 1.2%

Washington State Housing Finance Commission, 5.000%, 07/01/54	1,500,000	1,439,575

5.500%, 07/01/49	1,000,000	1,022,963

Total Washington		2,462,538

West Virginia - 1.0%

West Virginia Hospital Finance Authority, Series A 5.500%, 06/01/50[2]	1,000,000	1,037,905

West Virginia Hospital Finance Authority, Series B 6.000%, 09/01/53	1,000,000	1,063,432

Total West Virginia		2,101,337

	Principal Amount	Value

Wisconsin - 2.2%

Public Finance Authority, 5.250%, 11/15/55	$1,100,000	$1,102,572

5.250%, 11/15/61	1,555,000	1,548,073

Public Finance Authority, Series A 5.000%, 06/01/41[1]	2,000,000	1,981,687

Total Wisconsin		4,632,332

Total Municipal Bonds

(Cost $211,234,640)		202,924,996

Short-Term Investments - 3.4%

Repurchase Agreements - 3.4%

Fixed Income Clearing Corp., dated 06/30/25, due 07/01/25, 4.100% total to be received $7,033,801 (collateralized by a U.S. Treasury Note, 4.500%, 05/31/29, totaling $7,173,683)	7,033,000	7,033,000

Total Short-Term Investments

(Cost $7,033,000)		7,033,000

Total Investments - 101.6%

(Cost $218,267,640)		209,957,996

Other Assets, less Liabilities - (1.6)%		(3,292,946)

Net Assets - 100.0%		$206,665,050

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the value of these securities amounted to $9,437,237 or 4.6% of net assets.

[2]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at June 30, 2025, amounted to $5,276,205, or 2.6% of net assets.

AG	Assured Guaranty

BAM	Build America Mutual Assurance Co.
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
PSF-GTD	Permanent School Fund Guaranteed

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2025:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds	—	$202,924,996	—	$202,924,996

Short-Term Investments

Repurchase Agreements	—	7,033,000	—	7,033,000

Total Investments in Securities	—	$209,957,996	—	$209,957,996

For the six months ended June 30, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities (unaudited) June 30, 2025

AMG GW&K Municipal Enhanced SMA Shares

Assets:

Investments at value[1]	$209,957,996

Cash	193

Interest receivables	2,209,675

Receivable for Fund shares sold	155,735

Receivable from affiliate	12,489

Prepaid expenses and other assets	11,886

Total assets	212,347,974

Liabilities:

Payable for delayed delivery investments purchased	5,236,502

Payable for Fund shares repurchased	380,899

Accrued expenses:

Other	65,523

Total liabilities	5,682,924

Commitments and Contingencies (Notes 2 & 6)

Net Assets	$206,665,050

[1] Investments at cost	$218,267,640

Net Assets Represent:

Paid-in capital	$214,868,878

Total distributable loss	(8,203,828)

Net Assets	$206,665,050

Net assets	$206,665,050

Shares outstanding	21,005,955

Net asset value, offering and redemption price per share	$9.84

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations (unaudited) For the six months ended June 30, 2025

AMG GW&K Municipal Enhanced SMA Shares

Investment Income:

Interest income	$4,473,336

Total investment income	4,473,336

Expenses:

Professional fees	26,982

Custodian fees	12,201

Registration fees	9,311

Trustee fees and expenses	8,164

Reports to shareholders	7,143

Transfer agent fees	2,379

Miscellaneous	2,925

Total expenses before offsets	69,105

Expense reimbursements	(69,105)

Net expenses	—

Net investment income	4,473,336

Net Realized and Unrealized Loss:

Net realized loss on investments	(15,024)

Net change in unrealized appreciation/depreciation on investments	(9,469,767)

Net realized and unrealized loss	(9,484,791)

Net decrease in net assets resulting from operations	$(5,011,455)

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets For the six months ended June 30, 2025 (unaudited) and the fiscal year ended December 31, 2024

	AMG GW&K Municipal Enhanced SMA Shares

	June 30, 2025	December 31, 2024

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$4,473,336	$6,515,795

Net realized gain (loss) on investments	(15,024)	877,195

Net change in unrealized appreciation/depreciation on investments	(9,469,767)	(2,820,862)

Net increase (decrease) in net assets resulting from operations	(5,011,455)	4,572,128

Distributions to Shareholders:	(4,455,944)	(7,223,059)

Capital Share Transactions:[1]

Net increase from capital share transactions	34,180,793	86,672,277

Total increase in net assets	24,713,394	84,021,346

Net Assets:

Beginning of period	181,951,656	97,930,310

End of period	$206,665,050	$181,951,656

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

8

AMG GW&K Municipal Enhanced SMA Shares Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2025 (unaudited)	For the fiscal year ended December 31,	For the fiscal period ended December 31,
		2024	2023[1]

Net Asset Value, Beginning of Period	$10.33	$10.51	$10.00

Income (loss) from Investment Operations:

Net investment income[2,3]	0.24	0.47	0.38

Net realized and unrealized gain (loss) on investments	(0.50)	(0.15)	0.48

Total income (loss) from investment operations	(0.26)	0.32	0.86

Less Distributions to Shareholders from:

Net investment income	(0.23)	(0.46)	(0.35)

Net realized gain on investments	—	(0.04)	—

Total distributions to shareholders	(0.23)	(0.50)	(0.35)

Net Asset Value, End of Period	$9.84	$10.33	$10.51

Total Return[3,4]	(2.52)%[5]	3.14%	8.81%[5]

Ratio of net expenses to average net assets	0.00%[6]	0.00%	0.00%[6]

Ratio of gross expenses to average net assets[7]	0.07%[6]	0.09%	0.20%[6]

Ratio of net investment income to average net assets[3]	4.72%[6]	4.51%	4.55%[6]

Portfolio turnover	21%[5]	17%	12%[5,8]

Net assets end of period (000’s) omitted	$206,665	$181,952	$97,930

[1]	Commencement of operations was February 28, 2023.
[2]	Per share numbers have been calculated using average shares.

3 Total returns and net investment income would have been lower had certain expenses not been offset.

[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Portfolio turnover rate excludes securities received from processing a subscription in-kind.

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements (unaudited) June 30, 2025

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG GW&K Municipal Enhanced SMA Shares (the “Fund”).

The Fund offers a single class of shares for purchase. Shares of the Fund may be purchased only by or on behalf of separately managed account clients where GW&K Investment Management, LLC (“GW&K”), the Fund’s subadviser, has an agreement with sponsors of separately managed account programs (“Program Sponsors”), or directly with the client, to provide management or advisory services to the managed account or to the Program Sponsor for its use in managing such account.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Fund’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.

Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, fair valued securities with observable inputs)

Level 3 - inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or

10

Notes to Financial Statements (continued)

methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend income is recorded on the ex-dividend date and other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income, if any, will normally be declared and paid monthly. Fund distributions resulting from net realized capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to tax equalization utilized. There were no temporary differences during the period.

At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Depreciation

$218,267,640	$282,868	$(8,592,512)	$(8,309,644)

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2024, the Fund had no capital loss carryovers for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended December 31, 2025, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended June 30, 2025 (unaudited) and the fiscal year ended December 31, 2024, the capital stock transactions for the Fund were as follows:

	June 30, 2025		December 31, 2024

	Shares	Amount	Shares	Amount

Shares sold	5,231,791	$52,705,683	9,581,383	$100,277,537

Shares issued in reinvestment of distributions	201,890	2,024,895	366,860	3,822,607

Shares redeemed	(2,033,724)	(20,549,785)	(1,663,379)	(17,427,867)

Net increase	3,399,957	$34,180,793	8,284,864	$86,672,277

11

Notes to Financial Statements (continued)

h. REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes. The value of the underlying collateral, including accrued interest, must equal or exceed the value of the repurchase agreements during the term of the agreement. The underlying collateral for all repurchase agreements is held by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2025, the market value of repurchase agreements outstanding was $7,033,000.

i. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

The Fund may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Portfolio Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as an investment in securities and a forward sale commitment in the Fund’s Statement of Assets and Liabilities. For financial reporting purposes, the Fund does offset the receivable and payable for delayed delivery investments purchased and sold. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

During the six months ended June 30, 2025, the Fund entered into securities transactions on a delayed delivery or when issued basis. At June 30, 2025, the market value of delayed delivery securities held in the Fund amounted to $5,276,205.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the Fund’s subadviser and monitors the subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by GW&K, who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

The Fund does not pay advisory fees to the Investment Manager or GW&K. Shareholders should be aware, however, that the Fund is an integral part of separately managed account programs, and the Investment Manager or GW&K will be compensated directly or indirectly by Program Sponsors or program participants for managed account advisory services.

The Investment Manager has contractually agreed, through at least May 1, 2026, to waive fees and/or pay or reimburse the Fund’s expenses in order to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.00% of the average daily net assets attributable to the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the six months ended June 30, 2025, the Investment Manager reimbursed the Fund $69,105.

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund does not pay administrative fees to the Investment Manager for these services.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund may be purchased only by or on behalf of separately managed account clients where GW&K has an agreement with the Program Sponsor (typically, a registered investment adviser or broker-dealer), or directly with the client, to provide management or advisory services to the managed account. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense,

12

Notes to Financial Statements (continued)

respectively. At June 30, 2025, the Fund had no interfund loans outstanding. The Fund did not lend or borrow during the six months ended June 30, 2025.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2025, were $76,222,508 and $38,233,147, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2025.

4. SEGMENT REPORTING

The Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in the Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Fund’s president and chief financial officer. The CODM assesses the performance and makes operating decisions for the Fund primarily based on the Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes the Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of the Fund. As the Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

5. FUND RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market; or (iii) price fluctuations. Please refer to the Fund’s current prospectus for additional information about the Fund’s principal risks.

Market Risk: Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Management Risk: Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that GW&K’s investment techniques and risk analysis will produce the desired result.

Municipal Market Risk: Factors unique to the municipal bond market may negatively affect the value of the Fund’s investment in municipal bonds. These factors include political or legislative changes, and uncertainties related to the tax status of the securities and the rights of investors in the securities. The Fund may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. A portion of the Fund’s assets may be invested in fixed income securities that would tend to respond similarly to particular economic or political developments or the interest on which is based on revenues or otherwise related to similar types of projects. An example would be securities of issuers whose revenues are paid from similar types of projects, such as health care (including hospitals) or transportation.

Debt Securities Risk: The value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

Interest Rate Risk: Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund.

Inflation/Deflation Risk: Inflation risk is the risk that the value of assets or income from investments will be worth less in the future. Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in the Fund. As inflation rates increase, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. Deflation risk is the risk that the prices throughout the economy decline over time – the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Credit and Counterparty Risk: The issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Prepayment Risk: A debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.

Extension Risk: During periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

Liquidity Risk: The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

High Yield Risk: Below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, liquidity, and market risk than higher-rated securities. These securities are considered

13

Notes to Financial Statements (continued)

predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

7. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities.

The following table is a summary of the Fund’s open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2025:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Fixed Income Clearing Corp.	$7,033,000	—	$7,033,000	$7,033,000	—

8. RECENT ACCOUNTING UPDATE PRONOUNCEMENT

In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU.

9. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

14

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended June 30, 2025, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended June 30, 2025, was $8,164, which is reflected as “Trustee fees and expenses” on the Statement of Operations. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended June 30, 2025.

15

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

AMG GW&K Municipal Enhanced SMA Shares: Approval of Investment Management Agreement and Subadvisory Agreement on June 11, 2025

At an in-person meeting held on June 11, 2025, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons”, of AMG Funds (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for AMG GW&K Municipal Enhanced SMA Shares (the “Fund”) ( the “Investment Management Agreement”); and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting (the “Subadvisory Agreement”), with GW&K

Investment Management, LLC, the Fund’s subadviser (the “Subadviser”). The Independent Trustees were separately represented by independent legal counsel in their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreement, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadviser, including information regarding the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for the Fund (the “Peer Group”), performance information for the relevant benchmark index for the Fund (the “Fund Benchmark”), other relevant matters, including management fees, the profitability of the Investment Manager and the Subadviser, and the potential for economies of scale that may be shared with the Fund, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services to be provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 11, 2025 meeting and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and the Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to the Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes a similar investment strategy and

16

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

approach, and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Fund and its discussions with the management of the Fund’s subadviser during the period regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the performance of the Fund’s sole share class for the 1-year period and the period from the Fund’s inception on February 28, 2023 through March 31, 2025, was below and above, respectively, the median performance of the Peer Group and below and above, respectively, the performance of the Fund Benchmark, the Bloomberg U.S. Municipal Bond BAA Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance and longer-term outperformance relative to the Peer Group and the Fund Benchmark and the fact that the Fund ranked in the top half relative to the Peer Group for the period from the Fund’s inception through March 31, 2025. The Trustees also considered that the Fund recently commenced operations and has a relatively limited performance history. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies, as well as overall market conditions.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

The Trustees noted that the Fund pays no advisory fee to the Investment Manager for the services provided under the Investment Management Agreement and that the Investment Manager pays no subadvisory fee to the Subadviser in exchange for the services provided under the Subadvisory Agreement. The Trustees noted that the Fund is an integral part of separately managed account programs, and the Investment Manager or the

Subadviser is compensated directly or indirectly by program sponsors or program participants. The Trustees noted that the Investment Manager indirectly benefits from compensation received by the Subadviser because the Investment Manager and the Subadviser are affiliated. The Trustees reviewed information provided by the Investment Manager at the June 11, 2025 meeting and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Fund, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted payments made from the Subadviser to the Investment Manager. The Trustees also considered management’s discussion of the current asset level of the Fund, and the impact on profitability of both the current asset level and any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the undertaking by the Investment Manager to maintain a contractual expense limitation for the Fund. The Board also took into account the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time.

The Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to the Fund and the resulting profitability from the relationship. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the Subadviser would receive no subadvisory fee from the Investment Manager with respect to the Fund, but that it would be separately compensated by program sponsors and program participants. The Trustees also took into account management’s discussion of the services the Subadviser provides in performing its functions under the Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also, with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2025, were both rated in the Low rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2026, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.00%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreement: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight

17

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best	interests of the Fund and its shareholders. Accordingly, on June 11, 2025, the Trustees, and separately a majority of the Independent Trustees,	voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

18

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at wealth.amg.com. A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at wealth.amg.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

Item 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

Item 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 16. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)(1)	Not applicable.

(a)(3)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 5, 2025

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	September 5, 2025